UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—April 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2020

Vanguard Selected Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	17

Liquidity Risk Management	19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Selected Value Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$760.51	$1.36
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.32	1.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.31%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Selected Value Fund

Fund Allocation

As of April 30, 2020

Communication Services	2.8%
Consumer Discretionary	11.3
Consumer Staples	1.3
Energy	4.1
Financials	24.5
Health Care	8.1
Industrials	21.3
Information Technology	11.9
Materials	10.4
Real Estate	1.5
Utilities	2.8

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Selected Value Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value*
		Shares	($000)
Common Stocks (94.2%)
Communication Services (2.1%)
	Omnicom Group Inc.	1,193,690	68,076
	Activision Blizzard Inc.	372,300	23,727
	Interpublic Group of Cos. Inc.	1,181,058	20,054
			111,857
Consumer Discretionary (10.7%)
	Gildan Activewear Inc. Class A	5,704,281	79,518
	Lear Corp.	782,508	76,412
*	Helen of Troy Ltd.	424,300	69,704
*	Taylor Morrison Home Corp. Class A	4,254,443	61,902
	American Eagle Outfitters Inc.	5,635,400	44,801
	Whirlpool Corp.	355,900	39,768
*	Mohawk Industries Inc.	449,687	39,447
	Ford Motor Co.	7,460,844	37,976
	Newell Brands Inc.	2,571,382	35,691
	Hanesbrands Inc.	2,829,900	28,129
	PVH Corp.	481,877	23,723
	Extended Stay America Inc.	1,486,700	16,160
	Toll Brothers Inc.	298,920	7,180
	Carnival Corp.	73,862	1,174
			561,585
Consumer Staples (0.8%)
	Spectrum Brands Holdings Inc.	509,360	21,933
	Kellogg Co.	319,135	20,903
			42,836
Energy (3.9%)
	Halliburton Co.	5,813,434	61,041
	National Oilwell Varco Inc.	4,227,629	53,437
	Baker Hughes Co. Class A	2,581,533	36,012
	TechnipFMC plc	2,382,657	21,230
^	Cenovus Energy Inc.	5,167,683	18,810
^	Murphy Oil Corp.	645,960	7,661
	Euronav NV	294,175	3,145
*	WPX Energy Inc.	400,879	2,458
*,^	Valaris plc Class A	4,264,044	1,942
			205,736
Financials (24.0%)
	Unum Group	4,660,800	81,331
	TCF Financial Corp.	2,211,500	65,659
	Equitable Holdings Inc.	3,549,109	65,020
	Globe Life Inc.	778,602	64,110
	Voya Financial Inc.	1,385,101	62,565
	Axis Capital Holdings Ltd.	1,624,160	59,444
	CNO Financial Group Inc.	4,203,835	59,106
	CNA Financial Corp.	1,826,402	57,678
	American International Group Inc.	2,264,779	57,593
	State Street Corp.	894,500	56,389
	Progressive Corp.	681,600	52,688
	Regions Financial Corp.	4,866,368	52,313
	FirstCash Inc.	701,400	50,389
	Fifth Third Bancorp	2,620,282	48,973
	KeyCorp	4,085,445	47,595
	Synchrony Financial	2,261,300	44,751
	Essent Group Ltd.	1,518,330	41,481
*	Arch Capital Group Ltd.	1,597,000	38,376
	Alleghany Corp.	61,800	32,983
	Jefferies Financial Group Inc.	2,400,421	32,934
	KKR & Co. Inc. Class A	1,193,928	30,099
	Webster Financial Corp.	1,037,973	29,323
	Commerce Bancshares Inc.	407,101	24,911

4

Selected Value Fund

			Market
			Value*
		Shares	($000)
	Invesco Ltd.	2,742,777	23,643
	Fidelity National Financial Inc.	819,300	22,162
	Hartford Financial Services Group Inc.	506,455	19,240
	American National Insurance Co.	193,300	15,561
	Hanover Insurance Group Inc.	97,763	9,813
	Everest Re Group Ltd.	51,771	8,963
	Comerica Inc.	121,055	4,220
^	MFA Financial Inc.	1,016,357	1,779
			1,261,092
Health Care (7.2%)
	Hill-Rom Holdings Inc.	536,300	60,328
	Perrigo Co. plc	1,092,100	58,209
*	Syneos Health Inc.	1,030,300	57,480
*	Integra LifeSciences Holdings Corp.	1,091,800	55,736
*	Laboratory Corp. of America Holdings	302,100	49,680
	Cardinal Health Inc.	956,318	47,319
*	Mylan NV	1,719,068	28,829
	McKesson Corp.	138,658	19,586
			377,167
Industrials (20.8%)
*	AerCap Holdings NV	4,911,100	138,100
	Snap-on Inc.	610,873	79,591
*	JetBlue Airways Corp.	7,840,529	76,367
*,^	Air France-KLM ADR	13,668,956	69,438
*	Colfax Corp.	2,186,100	56,380
	Westinghouse Air Brake Technologies Corp.	972,837	54,887
	Ryder System Inc.	1,533,347	54,280
	BWX Technologies Inc.	895,700	47,526
	AMETEK Inc.	559,600	46,934
	Eaton Corp. plc	531,700	44,397
	Acuity Brands Inc.	432,200	37,424
*	JELD-WEN Holding Inc.	2,926,689	37,169
*,^	Avis Budget Group Inc.	2,174,051	35,828
	Woodward Inc.	530,300	32,115
*	Aecom	858,439	31,127
	Terex Corp.	1,948,904	29,604
	Hexcel Corp.	854,000	29,540
	Enerpac Tool Group Corp. Class A	1,717,514	29,301
	Huntington Ingalls Industries Inc.	147,400	28,214
	Donaldson Co. Inc.	610,600	26,763
	Johnson Controls International plc	868,101	25,270
	MSC Industrial Direct Co. Inc. Class A	409,821	24,442
	Stanley Black & Decker Inc.	201,256	22,178
*	Gates Industrial Corp. plc	2,362,339	20,293
	Steelcase Inc. Class A	1,150,985	12,603
	Triton International Ltd.	211,500	6,552
			1,096,323
Information Technology (10.4%)
*	Arrow Electronics Inc.	1,476,229	92,884
*	Micron Technology Inc.	1,622,300	77,692
	Avnet Inc.	2,266,809	68,050
	TE Connectivity Ltd.	735,100	54,001
	Amdocs Ltd.	724,670	46,698
	MKS Instruments Inc.	422,900	42,387
	Hewlett Packard Enterprise Co.	3,638,701	36,605
	Genpact Ltd.	672,204	23,144
*	Flex Ltd.	2,347,107	22,908
	KBR Inc.	1,032,981	20,928
	Leidos Holdings Inc.	182,000	17,983
	Juniper Networks Inc.	829,020	17,907
*	Celestica Inc.	2,485,719	15,486
	Jabil Inc.	349,822	9,949
			546,622
Materials (10.3%)
	Gold Fields Ltd. ADR	14,704,030	107,928
*,1	IAMGOLD Corp.	29,771,833	104,499
*	Kinross Gold Corp.	8,583,532	56,737
	Mosaic Co.	4,715,300	54,273
	Reliance Steel & Aluminum Co.	446,400	39,989
	Olin Corp.	2,826,148	37,729
	Dow Inc.	952,621	34,952
*	Axalta Coating Systems Ltd.	1,478,200	29,180
	Schweitzer-Mauduit International Inc.	779,922	25,129
	Domtar Corp.	945,000	22,075
*	Equinox Gold Corp.	2,246,683	18,771
*	Alcoa Corp.	1,226,700	9,998
*	Leagold Mining Corp Warrants Exp. 05/29/2020	2,944,713	316
			541,576

5

Selected Value Fund

			Market
			Value*
		Shares	($000)
Real Estate (1.4%)
*	CBRE Group Inc. Class A	846,900	36,357
	Park Hotels & Resorts Inc.	1,249,073	11,879
	Service Properties Trust	1,368,382	9,483
*	Howard Hughes Corp.	160,000	8,666
	Realogy Holdings Corp.	1,286,639	5,584
			71,969
Utilities (2.6%)
	Edison International	957,359	56,206
	Avangrid Inc.	1,058,351	45,509
	Entergy Corp.	200,661	19,165
	Xcel Energy Inc.	291,861	18,551
			139,431
Total Common Stocks (Cost $6,324,296)			4,956,194
Temporary Cash Investments (6.5%)
Money Market Fund (6.2%)
[2,3]	Vanguard Market Liquidity Fund 0.522%	3,245,365	324,537

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.3%)
[4]	United States Cash Management Bill, 0.116%, 9/29/20	7,800	7,796
[4]	United States Cash Management Bill, 0.210%, 9/15/20	920	920
[4]	United States Treasury Bill, 0.120%, 7/30/20	1,750	1,749
[4]	United States Treasury Bill, 1.551%, 5/14/20	4,600	4,600
			15,065
Total Temporary Cash Investments (Cost $339,535)			339,602
Total Investments (100.7%) (Cost $6,663,831)			5,295,796
Other Assets and Liabilities— Net (-0.7%)[3]			(35,915)
Net Assets (100%)			5,259,881

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,965,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,639,000 was received for securities on loan, of which $27,636,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.
4	Securities with a value of $13,514,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	1,100		159,632	6,859

See accompanying Notes, which are an integral part of the Financial Statements.

6

Selected Value Fund

Statement of Assets and Liabilities
As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,232,625)	4,866,760
Affiliated Issuers (Cost $431,206)	429,036
Total Investments in Securities	5,295,796
Cash	3
Investment in Vanguard	239
Receivables for Investment Securities Sold	10,755
Receivables for Accrued Income	1,951
Receivables for Capital Shares Issued	3,235
Total Assets	5,311,979
Liabilities
Due to Custodian	6
Payables for Investment Securities Purchased	8,180
Collateral for Securities on Loan	27,639
Payable to Investment Advisor	2,265
Payables for Capital Shares Redeemed	8,541
Payables to Vanguard	3,312
Variation Margin Payable—Futures Contracts	2,152
Other Liabilities	3
Total Liabilities	52,098
Net Assets	5,259,881

At April 30, 2020, net assets consisted of:

Paid-in Capital	5,756,622
Total Distributable Earnings (Loss)	(496,741)
Net Assets	5,259,881

Net Assets
Applicable to 269,425,599 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,259,881
Net Asset Value Per Share	$19.52

See accompanying Notes, which are an integral part of the Financial Statements.

7

Selected Value Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	60,863
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	65
Interest—Affiliated Issuers	2,921
Securities Lending—Net	336
Total Income	64,185
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,050
Performance Adjustment	(2,003)
The Vanguard Group—Note C
Management and Administrative	5,038
Marketing and Distribution	404
Custodian Fees	37
Shareholders’ Reports	60
Trustees’ Fees and Expenses	5
Total Expenses	10,591
Expenses Paid Indirectly	(101)
Net Expenses	10,490
Net Investment Income	53,695
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	838,870
Investment Securities Sold—Affiliated Issuers	(8,309)
Futures Contracts	13,737
Foreign Currencies	(32)
Realized Net Gain (Loss)	844,266
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(2,675,969)
Investment Securities—Affiliated Issuers	14,054
Futures Contracts	3,642
Change in Unrealized Appreciation (Depreciation)	(2,658,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,760,312)

1	Dividends are net of foreign withholding taxes of $397,000.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Selected Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,695	153,096
Realized Net Gain (Loss)	844,266	477,469
Change in Unrealized Appreciation (Depreciation)	(2,658,273)	301,384
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,760,312)	931,949
Distributions[1]
Total Distributions	(563,718)	(820,440)
Capital Share Transactions
Issued	418,459	750,115
Issued in Lieu of Cash Distributions	520,183	757,580
Redeemed	(1,247,082)	(2,537,860)
Net Increase (Decrease) from Capital Share Transactions	(308,440)	(1,030,165)
Total Increase (Decrease)	(2,632,470)	(918,656)
Net Assets
Beginning of Period	7,892,351	8,811,007
End of Period	5,259,881	7,892,351

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Selected Value Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.59	$27.38	$33.15	$27.24	$28.15	$29.49
Investment Operations
Net Investment Income	.189[1]	.493[1]	.493[1]	.449[1]	.527[1]	.478
Net Realized and Unrealized Gain (Loss) on Investments	(6.244)	2.392	(3.153)	6.760	.030	(.245)
Total from Investment Operations	(6.055)	2.885	(2.660)	7.209	.557	.233
Distributions
Dividends from Net Investment Income	(.450)	(.506)	(.423)	(.501)	(.443)	(.404)
Distributions from Realized Capital Gains	(1.565)	(2.169)	(2.687)	(.798)	(1.024)	(1.169)
Total Distributions	(2.015)	(2.675)	(3.110)	(1.299)	(1.467)	(1.573)
Net Asset Value, End of Period	$19.52	$27.59	$27.38	$33.15	$27.24	$28.15

Total Return[2]	-23.95%	12.51%	-9.15%	27.17%	2.20%	0.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,260	$7,892	$8,811	$10,574	$8,802	$9,663
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.33%	0.36%	0.39%	0.35%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.89%	1.61%	1.47%	2.00%	1.62%
Portfolio Turnover Rate	69%	31%	31%	22%	27%	24%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.06%), (0.02%), 0.00%, (0.04%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

10

Selected Value Fund

Notes to Financial Statements

Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

11

Selected Value Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted

12

Selected Value Fund

credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  The investment advisory firms Pzena Investment Management, LLC, Donald Smith & Co., Inc., and, beginning December 2019, Cooke & Bieler, L.P., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years. In accordance with the advisory contract entered into with Cooke & Bieler, L.P., beginning February 1, 2021, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index since January 31, 2020. Until November 2019, a portion of the fund was managed by Barrow, Hanley, Mewhinney

13

Selected Value Fund

& Strauss, LLC. The basic fee paid to Barrow, Hanley, Mewhinney & Strauss, LLC, was subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a decrease of $2,003,000 (0.06%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $239,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, these arrangements reduced the fund’s management and administrative expenses by $101,000 and custodian fees by less than $1,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

14

Selected Value Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	4,955,878	316	—	4,956,194
Temporary Cash Investments	324,537	15,065	—	339,602
Total	5,280,415	15,381	—	5,295,796
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,152	—	—	2,152

1 Represents variation margin on the last day of the reporting period.

F.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,663,831
Gross Unrealized Appreciation	420,797
Gross Unrealized Depreciation	(1,781,973)
Net Unrealized Appreciation (Depreciation)	(1,361,176)

G.  During the six months ended April 30, 2020, the fund purchased $4,488,745,000 of investment securities and sold $5,168,561,000 of investment securities, other than temporary cash investments.

H.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	18,777	29,246
Issued in Lieu of Cash Distributions	19,338	33,010
Redeemed	(54,703)	(98,003)
Net Increase (Decrease) in Shares Outstanding	(16,588)	(35,747)

15

Selected Value Fund

I.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				Apr. 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
IAMGOLD Corp.	117,209	—	3,989	(4,569)	(4,152)	—	—	104,499
SeaWorld Entertainment Inc.	110,455	8,385	133,259	(3,731)	18,150	—	—	—
Vanguard Market Liquidity Fund	317,137	NA1	NA1	(9)	56	2,921	—	324,537
Total	544,801			(8,309)	14,054	2,921	—	429,036

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

16

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Selected Value Fund has renewed the fund’s investment advisory arrangements with Donald Smith & Co., Inc. (Donald Smith & Co.), and Pzena Investment Management, LLC (Pzena). Effective November 2019, the board also approved a restructuring of the fund’s investment advisory arrangements whereby Cooke & Bieler, L.P. (C&B), has been added as an advisor, while Barrow, Hanley, Mewhinney & Strauss, LLC, has been removed as an advisor. The board determined that the foregoing actions were in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund by C&B, reviewed the quality of the investment management services provided by Donald Smith & Co. and Pzena over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

C&B. Founded in 1949, C&B is an independently owned investment boutique with assets across five domestic value strategies focused on distinct market-capitalization segments. C&B employs a stock selection process that focuses on market inefficiency and edge and evidence. The advisor believes that preserving capital by investing in high-quality companies with strong fundamentals, combined with an investment culture that allows for decision-making autonomy in a collaborative, multicounselor environment, will lead the strategy to outperform over market cycles. This quality value focus has been the hallmark of C&B’s process for more than six decades. C&B has managed a portion of the fund since December 2019.

17

Donald Smith & Co. Founded in 1983, Donald Smith & Co. is a deep-value-oriented firm that manages large-, mid-, and small-capitalization value portfolios. Donald Smith & Co. employs a strictly bottom-up approach, focusing on companies in the bottom decile of price-to-tangible-book value in the benchmark. The advisor uses fundamental analysis to invest in those companies that it considers to be inexpensive relative to their estimate of normalized earnings power and to have solid balance sheets and asset quality. Donald Smith & Co. has managed a portion of the fund since 2005.

Pzena. Founded in 1995, Pzena is a global investment management firm that employs a deep-value investment approach. Pzena uses in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary; (2) management has a viable strategy to generate recovery; and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has managed a portion of the fund since 2014.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval or continuation, as applicable, of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of Donald Smith & Co.’s and Pzena’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. The board also concluded that C&B has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that Donald Smith & Co.’s and Pzena’s advisory fee rates were also well below the peer-group average. The board also concluded that the advisory fee rate to be paid to C&B is well below the fund’s peer-group average.

The board did not consider the profitability of C&B, Donald Smith & Co., or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for C&B, Donald Smith & Co., and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

18

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Selected Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

19

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q9342 062020

Semiannual Report | April 30, 2020

Vanguard Mid-Cap Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	16

Liquidity Risk Management	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Mid-Cap Growth Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$954.84	$1.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.12	1.76

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.35%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Mid-Cap Growth Fund

Fund Allocation

As of April 30, 2020

Communication Services	4.6%
Consumer Discretionary	14.2
Consumer Staples	1.8
Financials	5.6
Health Care	19.1
Industrials	15.6
Information Technology	34.4
Materials	3.0
Real Estate	1.7

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective report-ing period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Mid-Cap Growth Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (96.7%)
Communication Services (4.5%)
*	Twitter Inc.	2,044,009	58,622
*	Take-Two Interactive Software Inc.	346,438	41,936
*	Live Nation Entertainment Inc.	737,614	33,097
*	Electronic Arts Inc.	228,968	26,162
^	Match Group Inc.	237,890	18,308
			178,125
Consumer Discretionary (13.8%)
	Dollar General Corp.	601,957	105,523
*	O’Reilly Automotive Inc.	159,527	61,632
*	Burlington Stores Inc.	297,650	54,378
*,^	Eldorado Resorts Inc.	1,369,550	29,363
	Pool Corp.	137,400	29,082
*	Lululemon Athletica Inc.	129,268	28,889
*	Bright Horizons Family Solutions Inc.	243,246	28,326
	Domino’s Pizza Inc.	67,697	24,501
	Hasbro Inc.	314,110	22,682
*	Chipotle Mexican Grill Inc.	23,790	20,901
*	Grand Canyon Education Inc.	198,410	17,067
	Hilton Worldwide Holdings Inc.	202,170	15,306
	Yum! Brands Inc.	167,189	14,450
	Ross Stores Inc.	146,782	13,410
*	Planet Fitness Inc. Class A	216,580	13,066
*	Floor & Decor Holdings Inc. Class A	303,523	12,869
*,^	Mattel Inc.	1,313,515	11,454
	Advance Auto Parts Inc.	78,208	9,456
	Wendy’s Co.	460,150	9,139
*	Etsy Inc.	111,226	7,215
	Aramark	257,401	7,030
	Vail Resorts Inc.	40,631	6,948
*	Under Armour Inc. Class A	539,907	5,626
			548,313
Consumer Staples (1.7%)
	Church & Dwight Co. Inc.	525,930	36,810
*	Post Holdings Inc.	226,610	20,814
	Lamb Weston Holdings Inc.	179,310	11,002
			68,626
Financials (5.4%)
	Aon plc	275,808	47,624
	MSCI Inc. Class A	143,961	47,075
	Moody’s Corp.	136,756	33,355
	KKR & Co. Inc. Class A	1,221,072	30,783
	Nasdaq Inc.	218,770	23,993
	Hamilton Lane Inc. Class A	182,818	11,856
	MarketAxess Holdings Inc.	24,930	11,343
*,^	LendingTree Inc.	36,320	9,057
			215,086
Health Care (18.5%)
*	DexCom Inc.	193,935	65,007
*	Insulet Corp.	267,259	53,377
	Cooper Cos. Inc.	171,310	49,115
*	Seattle Genetics Inc.	281,688	38,656
*	IQVIA Holdings Inc.	229,470	32,720
*	IDEXX Laboratories Inc.	116,834	32,433
	Teleflex Inc.	94,035	31,539
*	Incyte Corp.	314,967	30,760
	West Pharmaceutical Services Inc.	155,120	29,358
*	Masimo Corp.	113,090	24,191
*	Exact Sciences Corp.	296,434	23,412
*	Centene Corp.	351,273	23,388
	Encompass Health Corp.	348,720	23,103
*	Veeva Systems Inc. Class A	112,440	21,454
*	BioMarin Pharmaceutical Inc.	213,239	19,622
	ResMed Inc.	124,823	19,387
	Humana Inc.	49,255	18,806
*	Bluebird Bio Inc.	277,074	14,929

4

Mid-Cap Growth Fund

			Market
			Value•
		Shares	($000)
*	Edwards Lifesciences Corp.	61,488	13,374
*	Mettler-Toledo International Inc.	17,101	12,312
*	Horizon Therapeutics plc	328,350	11,834
*	Alcon Inc.	208,728	11,023
*,^	GW Pharmaceuticals plc ADR	106,620	10,677
*	10X Genomics Inc. Class A	133,000	10,623
	STERIS plc	74,423	10,605
*	Molina Healthcare Inc.	61,455	10,077
*	Apellis Pharmaceuticals Inc.	293,950	10,074
*	Neurocrine Biosciences Inc.	101,500	9,961
	Agilent Technologies Inc.	120,337	9,225
*	Ascendis Pharma A/S ADR	67,500	9,162
*	Fate Therapeutics Inc.	323,010	8,844
*	Penumbra Inc.	46,461	8,238
*	ABIOMED Inc.	39,692	7,591
*	Illumina Inc.	23,302	7,434
*	Varian Medical Systems Inc.	64,966	7,431
*	ACADIA Pharmaceuticals Inc.	146,065	7,056
*	Sage Therapeutics Inc.	179,040	6,979
	ICON plc	18,552	2,977
			736,754
Industrials (15.1%)
	L3Harris Technologies Inc.	403,073	78,075
	IHS Markit Ltd.	995,819	67,019
	BWX Technologies Inc.	522,724	27,736
	TransUnion	351,913	27,727
*	Generac Holdings Inc.	282,240	27,501
	Trane Technologies plc	306,910	26,830
	Rockwell Automation Inc.	135,606	25,695
	Waste Connections Inc.	295,976	25,427
	Knight-Swift Transportation Holdings Inc.	676,285	25,144
	Cintas Corp.	109,611	24,315
*	CoStar Group Inc.	31,900	20,679
	IDEX Corp.	130,810	20,096
*	FTI Consulting Inc.	156,740	19,962
	Verisk Analytics Inc. Class A	122,120	18,664
	Quanta Services Inc.	477,708	17,369
	Old Dominion Freight Line Inc.	115,950	16,846
	AMETEK Inc.	197,770	16,587
	HEICO Corp. Class A	223,880	16,193
*	Stericycle Inc.	323,538	15,789
	Nordson Corp.	94,330	15,179
	Jacobs Engineering Group Inc.	142,545	11,796
*	Trex Co. Inc.	111,180	10,587
	JB Hunt Transport Services Inc.	103,874	10,504
	Roper Technologies Inc.	27,528	9,388
*	Kirby Corp.	164,489	8,787
	Masco Corp.	209,467	8,597
	Hexcel Corp.	226,539	7,836
			600,328
Information Technology (33.3%)
*	RingCentral Inc. Class A	486,050	111,077
	Global Payments Inc.	585,373	97,184
	Lam Research Corp.	262,849	67,100
*	Advanced Micro Devices Inc.	1,228,834	64,379
*	Square Inc.	844,369	55,002
	Amphenol Corp. Class A	556,764	49,140
	Marvell Technology Group Ltd.	1,793,714	47,964
	Monolithic Power Systems Inc.	229,860	45,951
*	Fiserv Inc.	424,170	43,715
	Microchip Technology Inc.	432,826	37,972
*	DocuSign Inc. Class A	345,142	36,154
	Leidos Holdings Inc.	330,604	32,667
*	Paycom Software Inc.	123,182	32,153
*	Dropbox Inc. Class A	1,457,662	30,640
	Jack Henry & Associates Inc.	186,450	30,494
*	Splunk Inc.	204,452	28,697
*	Wix.com Ltd.	219,040	28,653
*	Fair Isaac Corp.	77,330	27,293
*	Synopsys Inc.	165,760	26,044
*	Coupa Software Inc.	147,894	26,043
*	Twilio Inc. Class A	225,160	25,285
*	GoDaddy Inc. Class A	355,599	24,689
*	Trimble Inc.	683,560	23,672
*	Proofpoint Inc.	190,090	23,140
*	Black Knight Inc.	317,708	22,421
	KLA Corp.	136,465	22,392
*	Atlassian Corp. plc Class A	143,694	22,343
	Booz Allen Hamilton Holding Corp. Class A	272,584	20,018
*	Autodesk Inc.	104,908	19,631
*	Keysight Technologies Inc.	194,590	18,830
*	Guidewire Software Inc.	201,538	18,308
*	MongoDB Inc.	111,983	18,156
	Genpact Ltd.	517,283	17,810

5

Mid-Cap Growth Fund

			Market
			Value•
		Shares	($000)
*	Five9 Inc.	173,074	16,039
*	Zendesk Inc.	188,250	14,473
*	Euronet Worldwide Inc.	139,991	12,846
	SS&C Technologies Holdings Inc.	222,524	12,274
	Xilinx Inc.	119,311	10,428
*	Cree Inc.	233,318	10,063
*	Okta Inc.	63,580	9,620
	CDW Corp.	84,395	9,351
	KBR Inc.	429,434	8,700
*	Tyler Technologies Inc.	26,890	8,623
*	Ceridian HCM Holding Inc.	106,922	6,305
*	Avalara Inc.	68,378	6,111
*,^	Slack Technologies Inc. Class A	188,360	5,027
			1,324,877
Materials (2.8%)
	FMC Corp.	433,646	39,852
	Ball Corp.	442,720	29,038
	Sherwin-Williams Co.	48,905	26,231
	Vulcan Materials Co.	168,382	19,022
			114,143
Real Estate (1.6%)
	SBA Communications Corp. Class A	220,678	63,979
Total Common Stocks
(Cost $3,343,477)			3,850,231
Temporary Cash Investments (5.5%)
Money Market Fund (5.3%)
[1,2]	Vanguard Market Liquidity Fund, 0.522%	2,118,687	211,867

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[3] United States Cash Management Bill, 0.100%–0.103%, 7/14/20	1,570	1,570
[3] United States Cash Management Bill, 0.210%, 9/15/20	1,080	1,080
United States Cash Management Bill, 0.116%, 9/29/20	1,900	1,899
[3] United States Treasury Bill, 1.551%, 5/14/20	1,400	1,400
[3] United States Treasury Bill, 0.087%, 9/24/20	500	500
		6,449
Total Temporary Cash Investments
(Cost $218,247)		218,316
Total Investments (102.2%)
(Cost $3,561,724)		4,068,547
Other Assets and Liabilities—Net (-2.2%)[2,3]		(88,065)
Net Assets (100%)		3,980,482

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,011,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $71,781,000 was received for securities on loan, of which $68,545,000 is held in Vanguard Market Liquidity Fund and $3,236,000 is held in cash.
3	Securities with a value of $4,550,000 and cash of $3,738,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	620	89,974	7,855

See accompanying Notes, which are an integral part of the Financial Statements.

6

Mid-Cap Growth Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,349,919)	3,856,680
Affiliated Issuers (Cost $211,805)	211,867
Total Investments in Securities	4,068,547
Investment in Vanguard	181
Cash	3,236
Cash Collateral Pledged—Futures Contracts	3,738
Receivables for Investment Securities Sold	28,379
Receivables for Accrued Income	631
Receivables for Capital Shares Issued	2,098
Total Assets	4,106,810
Liabilities
Payables for Investment Securities Purchased	39,081
Collateral for Securities on Loan	71,781
Payables to Investment Advisor	1,366
Payables for Capital Shares Redeemed	11,047
Payables to Vanguard	1,722
Variation Margin Payable—Futures Contracts	1,331
Total Liabilities	126,328
Net Assets	3,980,482

At April 30, 2020, net assets consisted of:

Paid-in Capital	3,472,754
Total Distributable Earnings (Loss)	507,728
Net Assets	3,980,482

Net Assets
Applicable to 165,045,712 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,980,482
Net Asset Value Per Share	$24.12

See accompanying Notes, which are an integral part of the Financial Statements.

7

Mid-Cap Growth Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends	13,710
Interest[1]	1,222
Securities Lending—Net	213
Total Income	15,145
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,142
Performance Adjustment	(972)
The Vanguard Group—Note C
Management and Administrative	4,059
Marketing and Distribution	263
Custodian Fees	17
Shareholders’ Reports	32
Trustees’ Fees and Expenses	4
Total Expenses	7,545
Expenses Paid Indirectly	(123)
Net Expenses	7,422
Net Investment Income	7,723
Realized Net Gain (Loss)
Investment Securities Sold[1]	17,992
Futures Contracts	(23,026)
Realized Net Gain (Loss)	(5,034)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(222,565)
Futures Contracts	7,086
Change in Unrealized Appreciation (Depreciation)	(215,479)
Net Increase (Decrease) in Net Assets Resulting from Operations	(212,790)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $1,188,000, ($76,000), and $52,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Mid-Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,723	12,097
Realized Net Gain (Loss)	(5,034)	495,739
Change in Unrealized Appreciation (Depreciation)	(215,479)	39,055
Net Increase (Decrease) in Net Assets Resulting from Operations	(212,790)	546,891
Distributions
Total Distributions[1]	(446,385)	(480,130)
Capital Share Transactions
Issued	433,823	877,078
Issued in Lieu of Cash Distributions	427,134	461,067
Redeemed	(757,488)	(1,029,526)
Net Increase (Decrease) from Capital Share Transactions	103,469	308,619
Total Increase (Decrease)	(555,706)	375,380
Net Assets
Beginning of Period	4,536,188	4,160,808
End of Period	3,980,482	4,536,188

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Mid-Cap Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.93	$28.08	$26.51	$21.75	$24.88	$26.40
Investment Operations
Net Investment Income	.046 [1]	.074 [1]	.114 [1]	.093 [1]	.147 [2]	.064 [3]
Net Realized and Unrealized Gain (Loss) on Investments	(1.068)	3.027	2.379	4.817	(1.437)	1.625
Total from Investment Operations	(1.022)	3.101	2.493	4.910	(1.290)	1.689
Distributions
Dividends from Net Investment Income	(.067)	(.099)	(.095)	(.150)	(.070)	(.038)
Distributions from Realized Capital Gains	(2.721)	(3.152)	(.828)	—	(1.770)	(3.171)
Total Distributions	(2.788)	(3.251)	(.923)	(.150)	(1.840)	(3.209)
Net Asset Value, End of Period	$24.12	$27.93	$28.08	$26.51	$21.75	$24.88

Total Return[4]	-4.52%	13.56%	9.61%	22.69%	-5.49%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,980	$4,536	$4,161	$4,240	$3,980	$4,317
Ratio of Total Expenses to Average Net Assets[5]	0.35%	0.36%	0.36%	0.36%	0.36%	0.43%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.27%	0.40%	0.39%	0.64%[2]	0.25%[3]
Portfolio Turnover Rate	39%	111%	75%	118%	91%	93%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.018 and 0.08%, respectively, resulting from a special dividend from TransDigm Group in October 2016.

3	Net investment income per share and the ratio of net investment income to average net assets include $.006 and 0.03%, respectively, resulting from a special dividend from Lazard Ltd. In February 2015.

4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

5	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.02%), (0.04%), (0.05%), (0.04%), and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

10

Mid-Cap Growth Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

11

Mid-Cap Growth Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

12

Mid-Cap Growth Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The investment advisory firms Victory Capital Management Inc., through its RS Investments franchise, Frontier Capital Management Co., LLC, and Wellington Management Company LLP, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Victory Capital Management Inc. is subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years. The basic fees of Frontier Capital Management Co., LLC, and Wellington Management Company LLP are subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index since January 31, 2019.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.19% of the fund’s average net assets, before a decrease of $972,000 (0.04%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

13

Mid-Cap Growth Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $181,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2020, these arrangements reduced the fund’s expenses by $123,000 (an annual rate less than 0.01% of average net assets).

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,850,231	—	—	3,850,231
Temporary Cash Investments	211,867	6,449	—	218,316
Total	4,062,098	6,449	—	4,068,547
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,331	—	—	1,331

1 Represents variation margin on the last day of the reporting period.

14

Mid-Cap Growth Fund

F.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,561,724
Gross Unrealized Appreciation	729,045
Gross Unrealized Depreciation	(214,367)
Net Unrealized Appreciation (Depreciation)	514,678

G.   During the six months ended April 30, 2020, the fund purchased $1,627,021,000 of investment securities and sold $1,911,102,000 of investment securities, other than temporary cash investments.

H.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	16,953	32,573
Issued in Lieu of Cash Distributions	16,192	20,099
Redeemed	(30,483)	(38,454)
Net Increase (Decrease) in Shares Outstanding	2,662	14,218

I.   Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Mid-Cap Growth Fund has renewed the fund’s investment advisory arrangements with Frontier Capital Management Co., LLC (Frontier Capital), Victory Capital Management Inc. (Victory Capital), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Frontier Capital. Frontier Capital, a Boston-based investment management firm founded in 1980, is an affiliate of Affiliated Managers Group, Inc. Frontier Capital employs a fundamental, bottom-up, and research-intensive investment approach to select mid-capitalization growth stocks. Frontier Capital seeks companies with above-average mid-cap growth prospects and competitive advantages that will allow them to earn superior rates of return on capital over a business cycle. The approach attempts to balance growth prospects with reasonable valuation and is long-term in nature; investment time frames are typically three to five years. Frontier Capital has managed a portion of the fund since 2018.

Victory Capital. Victory Capital, a wholly owned subsidiary of Victory Capital Holdings, Inc., operates as a next-generation, integrated multi-boutique investment firm that comprises multiple investment teams, referred to as investment franchises, each of which uses an independent approach to investing. RS Investments, founded in 1986, is the franchise responsible for the day-to-day management of a portion of the Mid-Cap Growth Fund. RS Investments utilizes fundamental research to identify companies with sustainable growth trajectories. Risk management is integrated into the team’s process to mitigate the negative impact of any single position. Victory Capital, through its RS Investments franchise, has managed a portion of the fund since 2016.

16

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Wellington Management uses traditional methods of stock selection—fundamental research and analysis—to identify companies that it believes have above-average growth prospects. Wellington Management believes there is a short-term bias in equity markets that rewards near-term cyclical growth and creates opportunity for long-term growth. The team focuses on sustainable earnings power and develops bottom-up valuations based on return on investment capital forecasts, price-to-sales, and quantitative risk factors. Wellington Management seeks to control risk by emphasizing larger positions in established growth stocks and holding smaller positions in emerging names. Wellington Management has managed a portion of the fund since 2018.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.

The board did not consider the profitability of Frontier Capital, Victory Capital, or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Frontier Capital, Victory Capital, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

17

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Mid-Cap Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

18

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

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Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3012 062020

Semiannual Report | April 30, 2020 Vanguard International Explorer™ Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Explorer Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$845.42	$1.74
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.97	1.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

International Explorer Fund

Fund Allocation

As of April 30, 2020

Communication Services	3.7%
Consumer Discretionary	15.1
Consumer Staples	4.1
Energy	0.2
Financials	8.3
Health Care	11.3
Industrials	26.5
Information Technology	17.9
Materials	4.9
Real Estate	5.8
Utilities	2.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective report-ing period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

International Explorer Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (95.9%)
Australia (4.0%)
	Steadfast Group Ltd.	4,691,904	9,265
	Bravura Solutions Ltd.	2,755,770	8,605
	Iluka Resources Ltd.	1,605,967	7,966
	IPH Ltd.	1,416,300	6,774
	Link Administration Holdings Ltd.	2,752,400	6,716
	Challenger Ltd.	2,093,400	6,667
^	Bingo Industries Ltd.	3,780,423	5,725
	oOh!media Ltd.	8,171,794	5,408
	James Hardie Industries plc	368,570	5,291
	NRW Holdings Ltd.	4,578,650	5,009
*	NEXTDC Ltd.	822,366	4,693
	AUB Group Ltd.	604,869	4,584
	Monadelphous Group Ltd.	604,950	4,398
^,*	Nufarm Ltd.	1,241,393	4,216
	Ansell Ltd.	200,767	3,703
	Costa Group Holdings Ltd.	1,166,949	2,180
			91,200
Austria (0.7%)
*	Andritz AG	161,560	5,308
	Wienerberger AG	191,763	3,592
^	Porr AG	194,599	3,347
	Schoeller-Bleckmann Oilfield Equipment AG	63,088	1,864
	Palfinger AG	51,300	1,109
			15,220
Belgium (2.0%)
	Barco NV	153,349	24,463
	Cie d’Entreprises CFE	95,157	7,385
	Warehouses De Pauw CVA	171,240	4,698
*	Galapagos NV	20,280	4,480
	Shurgard Self Storage SA	119,322	3,934
			44,960
Brazil (0.2%)
	Odontoprev SA	1,103,300	3,043
	Linx SA	508,200	2,029
			5,072
China (4.2%)
*, 1	Tongcheng-Elong Holdings Ltd.	5,295,200	8,929
	Shenzhou International Group Holdings Ltd.	663,800	7,661
[1]	Topsports International Holdings Ltd.	6,037,000	7,632
[1]	A-Living Services Co. Ltd. Class H	1,365,650	7,549
	Li Ning Co. Ltd.	2,381,500	7,520
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,588,000	6,970
	BEST Inc. ADR	1,085,500	5,829
*	New Oriental Education & Technology Group Inc. ADR	42,007	5,363
*,1	Wuxi Biologics Cayman Inc.	329,500	5,129
	Zai Lab Ltd. ADR	80,203	5,030
	HUYA Inc. ADR	304,100	4,936
	Haitian International Holdings Ltd.	2,547,000	4,507
	Tencent Music Entertainment Group ADR	351,559	4,011
	Huazhu Group Ltd. ADR	109,938	3,959
	Chinasoft International Ltd.	7,271,600	3,816
[1]	WuXi AppTec Co. Ltd. Class H	239,700	3,379
*	51job Inc. ADR	54,694	3,278
			95,498
Denmark (2.1%)
*	Royal Unibrew A/S	290,520	22,477
	Topdanmark A/S	402,383	16,243

4

International Explorer Fund

			Market
			Value•
		Shares	($000)
	SimCorp A/S	47,000	4,341
*,1	Netcompany Group A/S	81,259	4,198
			47,259
Finland (0.3%)
	Metso Oyj	130,249	3,614
^	Outotec Oyj	690,588	2,878
			6,492
France (8.1%)
	Rubis SCA	736,182	32,983
	Teleperformance	92,396	20,698
	Trigano SA	214,204	15,763
*	Ubisoft Entertainment SA	211,277	15,715
	Kaufman & Broad SA	385,917	13,947
	Nexity SA	453,710	13,917
	Orpea	112,700	12,536
*	ID Logistics Group	52,074	9,694
*	Soitec	96,438	8,868
	Elis SA	434,875	5,360
	Imerys SA	168,411	5,284
[1]	Maisons du Monde SA	534,701	4,810
^	Tikehau Capital SCA	194,060	4,535
^,*,1	Smcp SA	901,044	4,254
*	Virbac SA	21,057	4,152
	Gaztransport Et Technigaz SA	44,500	3,226
[1]	Elior Group SA	479,903	3,170
*	Innate Pharma SA	341,522	2,403
	Solutions 30 SE	135,200	1,601
	Lisi	46,300	749
			183,665
Germany (7.4%)
*	HelloFresh SE	668,625	23,832
	Grand City Properties SA	805,000	16,834
^	S&T AG (XETR)	665,853	14,665
	Gerresheimer AG	168,940	13,436
	Stabilus SA	284,477	12,151
	STRATEC SE	117,050	11,085
[1]	Befesa SA	346,700	10,953
	Deutsche Wohnen SE	268,782	10,893
	CTS Eventim AG & Co. KGaA	225,082	9,357
	New Work SE	38,925	9,252
	Aroundtown SA	1,602,718	8,621
	MorphoSys AG	70,100	7,354
	Nemetschek SE	82,100	5,165
	Stemmer Imaging AG	243,070	4,827
	LEG Immobilien AG	32,821	3,768
*	S&T AG (XWBO)	107,567	2,363
*	SAF-Holland SE	386,638	1,990
^,*	Jumia Technologies AG ADR	134,391	590
			167,136
Hong Kong (1.5%)
	Techtronic Industries Co. Ltd.	1,494,000	11,328
	ASM Pacific Technology Ltd.	1,014,600	10,252
	Hang Lung Properties Ltd.	2,555,000	5,466
	Johnson Electric Holdings Ltd.	2,646,625	4,444
[1]	Crystal International Group Ltd.	7,969,000	2,203
			33,693
India (0.5%)
	Apollo Hospitals Enterprise Ltd.	335,884	6,181
	Gujarat Pipavav Port Ltd.	6,724,221	5,117
			11,298
Ireland (2.5%)
	Dalata Hotel Group plc	5,319,441	17,239
	Smurfit Kappa Group plc	323,800	10,143
	Flutter Entertainment plc	81,186	9,984
	Kingspan Group plc	141,545	7,213
	Irish Continental Group plc	1,768,100	6,685
	Glanbia plc (XDUB)	289,779	3,084
	Glanbia plc (XLON)	132,020	1,409
			55,757
Italy (7.3%)
	Cerved Group SPA	3,429,461	23,363
	Recordati SPA	417,994	18,203
	Banca Generali SPA	593,700	14,760
	FinecoBank Banca Fineco SPA	1,234,000	13,749
	Interpump Group SPA	462,775	13,503
*,1	Nexi SPA	652,589	9,899
^	Prada SpA	2,686,700	8,723
	Amplifon SPA	376,400	8,616
	Salvatore Ferragamo SPA	668,403	8,298
[1]	doValue SPA	1,000,000	7,373
	IMA Industria Macchine Automatiche SPA	104,271	7,108
	DiaSorin SPA	39,495	6,735
	Brunello Cucinelli SPA	176,586	5,694
	Autogrill SPA	1,055,321	5,466
	Buzzi Unicem SPA	170,997	3,355
	Tamburi Investment Partners SPA	406,834	2,632
	Moncler SPA	69,429	2,611
^,*,1	Ovs SpA	2,089,685	1,801
	Datalogic SPA	119,400	1,638
[1]	Piovan SPA	325,000	1,459
			164,986

5

International Explorer Fund

			Market
			Value•
		Shares	($000)
Japan (27.1%)
	Disco Corp.	111,100	24,810
	Nippon Shinyaku Co. Ltd.	293,370	20,602
	GMO internet Inc.	857,700	18,669
	Nabtesco Corp.	546,300	15,633
	Digital Garage Inc.	429,300	15,381
	Kobe Bussan Co. Ltd.	295,400	14,270
	SBI Holdings Inc.	750,400	14,015
	Zenkoku Hosho Co. Ltd.	479,855	13,982
	Sugi Holdings Co. Ltd.	229,300	13,827
	Daifuku Co. Ltd.	197,500	13,821
	SCSK Corp.	261,700	11,847
	Sumitomo Forestry Co. Ltd.	889,700	10,991
	Nippon Densetsu Kogyo Co. Ltd.	528,600	10,303
	Nifco Inc.	520,800	10,056
	Sushiro Global Holdings Ltd.	641,200	9,889
	Aica Kogyo Co. Ltd.	339,500	9,783
	Tsuruha Holdings Inc.	72,500	9,721
	Toyo Tire Corp.	824,500	9,654
	Ai Holdings Corp.	778,300	9,615
	Kyowa Exeo Corp.	376,800	9,180
	Trusco Nakayama Corp.	417,700	9,036
	Elecom Co. Ltd.	220,400	8,692
^	Katitas Co. Ltd.	494,900	8,637
	Koito Manufacturing Co. Ltd.	224,600	8,460
	OBIC Business Consultants Co. Ltd.	183,200	8,192
	Kureha Corp.	202,600	8,171
	Nippon Gas Co. Ltd.	242,500	7,997
	NEC Networks & System Integration Corp.	177,200	7,625
	Yokogawa Bridge Holdings Corp.	426,800	7,491
	Miura Co. Ltd.	173,700	7,167
	JGC Holdings Corp.	724,200	6,993
	Glory Ltd.	308,000	6,922
^	Harmonic Drive Systems Inc.	146,900	6,787
	ABC-Mart Inc.	124,900	6,347
	Asahi Intecc Co. Ltd.	237,506	6,292
	Kyudenko Corp.	222,830	6,248
	en-japan Inc.	282,500	6,227
	Tokyo Ohka Kogyo Co. Ltd.	143,080	6,154
	Mirait Holdings Corp.	450,700	5,822
	KH Neochem Co. Ltd.	324,500	5,606
	Giken Ltd.	147,700	5,395
	TechnoPro Holdings Inc.	94,300	5,372
	Kissei Pharmaceutical Co. Ltd.	225,400	5,345
	Horiba Ltd.	100,700	5,328
	Musashi Seimitsu Industry Co. Ltd.	644,100	5,215
^	Aruhi Corp.	450,600	5,209
	Pigeon Corp.	144,800	5,156
	Shinmaywa Industries Ltd.	479,400	4,869
	Daibiru Corp.	525,700	4,810
	Hazama Ando Corp.	768,300	4,785
	Tri Chemical Laboratories Inc.	52,700	4,682
	Mani Inc.	206,900	4,608
	NGK Insulators Ltd.	342,100	4,476
	THK Co. Ltd.	187,100	4,473
	Ichigo Inc.	1,702,530	4,360
	EPS Holdings Inc.	419,200	4,360
	FP Corp.	55,000	4,149
	Ship Healthcare Holdings Inc.	89,900	4,066
	PALTAC Corp.	74,100	3,870
	Kenedix Inc.	849,800	3,840
	Arcs Co. Ltd.	199,200	3,738
	Ulvac Inc.	135,100	3,724
	Kanto Denka Kogyo Co. Ltd.	456,300	3,628
	Shinko Electric Industries Co. Ltd.	283,900	3,544
	Obara Group Inc.	133,100	3,449
	Maeda Corp.	429,600	3,446
	MISUMI Group Inc.	144,400	3,430
	IHI Corp.	276,424	3,426
	Iriso Electronics Co. Ltd.	121,100	3,375
	CKD Corp.	199,300	3,323
	Fukushima Galilei Co. Ltd.	112,200	3,300
	Kakaku.com Inc.	161,200	3,289
	Ibiden Co. Ltd.	126,200	3,226
	Japan Airport Terminal Co. Ltd.	78,000	3,163
	DMG Mori Co. Ltd.	306,000	3,129
^	Nittoku Co. Ltd.	105,400	3,122
^	Bank of Kyoto Ltd.	90,200	3,087
	San-In Godo Bank Ltd.	587,000	3,079
	Warabeya Nichiyo Holdings Co. Ltd.	211,400	3,076
	Benesse Holdings Inc.	107,000	3,047
	Nihon Parkerizing Co. Ltd.	295,200	3,021
	Asics Corp.	311,500	2,954
	ASKUL Corp.	101,500	2,898
	Comture Corp.	143,800	2,895
	Systena Corp.	197,800	2,781
	Rorze Corp.	65,700	2,703
	JSP Corp.	205,800	2,656
	Taiyo Yuden Co. Ltd.	94,500	2,635
	Japan Material Co. Ltd.	177,600	2,571

6

International Explorer Fund

			Market
			Value•
		Shares	($000)
	Ferrotec Holdings Corp.	390,600	2,346
^,*	UT Group Co. Ltd.	144,300	2,028
	PeptiDream Inc.	54,200	2,022
	Alps Alpine Co. Ltd.	161,100	1,662
	Dip Corp.	61,000	1,302
	Tokyo Kiraboshi Financial Group Inc.	130,745	1,272
	Amada Co. Ltd.	134,300	1,214
	Jafco Co. Ltd.	34,100	1,092
	Nitta Corp.	61,000	1,092
	As One Corp.	10,400	929
	Kumiai Chemical Industry Co. Ltd.	105,700	853
	Hitachi Transport System Ltd.	34,900	847
	Nihon M&A Center Inc.	25,700	838
	Jamco Corp.	117,900	716
			615,211
Mexico (0.5%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	907,132	5,669
	Megacable Holdings SAB de CV	1,621,000	4,040
	Regional SAB de CV	375,900	921
			10,630
Netherlands (2.2%)
	Imcd NV	123,171	10,877
[1]	Marel HF	2,327,279	9,976
	TKH Group NV	252,935	8,874
	SIF Holding NV	698,054	7,477
*,1	Basic-Fit NV	325,265	6,607
*	BE Semiconductor Industries NV	158,949	6,578
			50,389
New Zealand (0.6%)
^,*	Xero Ltd.	192,161	9,825
	Fletcher Building Ltd.	1,872,358	4,195
			14,020
Norway (1.7%)
	Kongsberg Gruppen ASA	1,315,810	16,909
	TOMRA Systems ASA	250,000	8,307
*	Borregaard ASA	868,467	8,065
[1]	Elkem ASA	2,930,363	4,874
			38,155
Philippines (0.1%)
	International Container Terminal Services Inc.	2,029,840	3,550

Singapore (0.1%)
	Venture Corp. Ltd.	303,000	3,386

South Africa (0.2%)
§	Reinet Investments SCA	231,660	3,879

South Korea (1.0%)
	Douzone Bizon Co. Ltd.	103,477	7,499
	Hanon Systems	504,378	3,799
	Koh Young Technology Inc.	51,648	3,444
	Korea Aerospace Industries Ltd.	125,046	2,638
	Hankook Tire & Technology Co. Ltd.	147,228	2,583
	Hansol Chemical Co. Ltd.	34,100	2,410
			22,373
Spain (1.1%)
	Prosegur Cia de Seguridad SA	2,751,355	6,068
	Viscofan SA	76,400	4,896
*,1	Aedas Homes SA	286,367	4,381
[1]	Prosegur Cash SA	5,000,000	4,364
	CIE Automotive SA	202,157	3,522
[1]	Global Dominion Access SA	320,174	985
	Melia Hotels International SA	44,882	206
			24,422
Sweden (2.7%)
	Loomis AB Class B	596,564	14,548
	Arjo AB	2,791,495	13,787
	Nordic Entertainment Group AB Class B	413,900	9,810
	Intrum AB	516,600	7,875
	Nibe Industrier AB Class B	286,350	5,342
	Modern Times Group MTG AB Class B	357,800	3,600
	Karnov Group AB	616,500	3,382
	Cellavision AB	77,861	2,244
	Troax Group AB	133,800	1,532
*,§	OW Bunker A/S	1,000,000	—
			62,120
Switzerland (2.4%)
^	OC Oerlikon Corp. AG	1,411,720	10,602
	Logitech International SA	204,436	9,846
^,*	Comet Holding AG	71,427	9,573
*	Julius Baer Group Ltd.	236,982	9,308
	Straumann Holding AG	9,789	7,448
^	Dufry AG	117,293	3,841
[1]	VAT Group AG	17,500	2,888
	Ascom Holding AG	222,200	1,685
			55,191
Taiwan (2.2%)
	Chroma ATE Inc.	3,366,400	15,513
	Ennoconn Corp.	1,221,763	7,905

7

International Explorer Fund

			Market
			Value•
		Shares	($000)
	Delta Electronics Inc.	1,393,000	6,497
	Nien Made Enterprise Co. Ltd.	792,000	6,077
	Voltronic Power Technology Corp.	165,000	3,917
	Realtek Semiconductor Corp.	454,000	3,888
	momo.com Inc.	186,100	3,001
	Accton Technology Corp.	292,000	2,117
			48,915
United Arab Emirates (0.0%)
*	Lamprell plc	400,000	60

United Kingdom (13.2%)
[1]	ConvaTec Group plc	4,492,025	11,998
	Electrocomponents plc	1,483,700	10,778
	Bodycote plc	1,361,200	9,958
	Dunelm Group plc	860,000	9,936
	Abcam plc	601,336	9,626
	B&M European Value Retail SA	2,281,183	9,540
	Keywords Studios plc	475,200	9,520
	Halma plc	340,000	8,939
	Hill & Smith Holdings plc	574,958	8,335
	Dechra Pharmaceuticals plc	235,000	8,180
	Pets at Home Group plc	2,400,000	7,684
	St. James’s Place plc	719,100	7,657
[1]	Auto Trader Group plc	1,278,600	7,360
	Genus plc	162,044	6,962
	Keller Group plc	874,865	6,759
	Grainger plc	2,000,000	6,720
	Telecom Plus plc	400,000	6,668
	UDG Healthcare plc	823,600	6,500
	Volution Group plc	2,981,451	6,201
	Tyman plc	2,863,567	6,068
	Hikma Pharmaceuticals plc	200,669	5,977
	IG Group Holdings plc	620,000	5,877
	Segro plc	541,202	5,673
	Polypipe Group plc	896,900	5,626
	Renishaw plc	125,000	5,533
	QinetiQ Group plc	1,400,000	5,354
[1]	Trainline plc	1,106,900	5,290
	LondonMetric Property plc	2,150,000	5,253
	IWG plc	1,750,000	5,233
	Beazley plc	1,053,198	5,208
	Melrose Industries plc	4,038,700	5,048
	Cairn Homes plc	4,989,248	4,638
	Howden Joinery Group plc	695,700	4,588
	Safestore Holdings plc	506,300	4,580
	HomeServe plc	320,000	4,483
	Cranswick plc	90,000	4,210
	Next plc	70,500	4,198
	Redrow plc	700,000	4,067
	Ultra Electronics Holdings plc	155,597	3,852
*	Calisen plc	1,564,577	3,646
	Rhi Magnesita NV	118,258	3,633
	Softcat plc	244,299	3,469
	Restaurant Group plc	4,306,138	2,929
	SSP Group plc	736,850	2,604
	Derwent London plc	66,167	2,585
	Great Portland Estates plc	293,646	2,501
	Rotork plc	749,748	2,337
	Clarkson plc	71,855	2,256
	James Fisher & Sons plc	131,309	2,233
	Bunzl plc	100,000	2,171
	Redde Northgate plc	900,000	2,030
	Vesuvius plc	395,705	1,994
	Investec plc	750,000	1,539
	Photo-Me International plc	2,600,000	1,531
	Elementis plc	1,350,000	1,188
	J D Wetherspoon plc	65,648	781
			299,504
Total Common Stocks
(Cost $2,236,656)			2,174,041
Temporary Cash Investments (5.8%)
Money Market Fund (5.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.522%	1,161,042	116,104

		Face
		Amount
		($000)
Repurchase Agreement (0.4%)
	Goldman Sachs & Co., 0.030%, 5/1/20 (Dated 4/30/20, Repurchase Value $7,800,000 collateralized by Federal National Mortgage Assn. 4.000%, 8/1/49, with a value of $7,956,000)	7,800	7,800

U.S. Government and Agency Obligations (0.3%)
[4]	United States Cash Management Bill, 0.100%–0.103%, 7/14/20	1,410	1,410

8

International Explorer Fund

	Face	Market
	Amount	Value•
	($000)	($000)
[4] United States Cash Management Bill, 0.210%, 9/15/20	352	352
[4] United States Cash Management Bill, 0.116%, 9/29/20	2,400	2,399
[4] United States Treasury Bill, 0.120%, 7/30/20	2,750	2,749
		6,910
Total Temporary Cash Investments
(Cost $130,783)		130,814
Total Investments (101.7%)
(Cost $2,367,439)		2,304,855
Other Assets and Liabilities—Net (-1.7%)[2,5]		(38,492)
Net Assets (100%)		2,266,363

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,565,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $141,461,000, representing 6.2% of net assets.
2	Collateral of $51,597,000 was received for securities on loan.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $6,731,000 have been segregated as initial margin for open futures contracts.
5	Cash of $347,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

9

International Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
S&P ASX 200 Index	June 2020	197		17,780	881
Dow Jones EURO STOXX 50 Index	June 2020	508		16,072	485
Topix Index	June 2020	94		12,736	231
FTSE 100 Index	June 2020	119		8,821	169
					1,766

Forward Currency Contracts

	Contract					Unrealized	Unrealized
Settlement			Contract Amount(000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	7/2/20	JPY	4,793,528	USD	43,821	893	—
Royal Bank of Canada	7/2/20	GBP	23,177	USD	28,611	589	—
Royal Bank of Canada	7/2/20	AUD	35,916	USD	22,303	1,105	—
Morgan Stanley Capital Services LLC	7/2/20	EUR	19,416	USD	21,031	274	—
Toronto-Dominion Bank	7/2/20	AUD	28,028	USD	16,640	1,628	—
Royal Bank of Canada	7/2/20	EUR	14,862	USD	16,140	168	—
Morgan Stanley Capital Services LLC	7/2/20	GBP	12,762	USD	14,957	1,122	—
Credit Suisse International	7/2/20	EUR	7,644	USD	8,253	134	—
Credit Suisse International	7/2/20	AUD	12,755	USD	8,133	180	—
Royal Bank of Canada	7/2/20	EUR	6,456	USD	7,163	—	(79)
JPMorgan Chase Bank, N.A.	7/2/20	JPY	735,920	USD	6,870	—	(6)
UBS AG	7/2/20	GBP	5,357	USD	6,619	130	—
JPMorgan Chase Bank, N.A.	7/2/20	JPY	599,550	USD	5,579	13	—
Goldman Sachs International	7/2/20	AUD	8,968	USD	5,370	475	—
Goldman Sachs International	7/2/20	EUR	4,576	USD	5,062	—	(40)
Goldman Sachs International	7/2/20	JPY	405,570	USD	3,789	—	(6)
Goldman Sachs International	7/2/20	GBP	3,104	USD	3,761	149	—
Royal Bank of Canada	7/2/20	USD	24,128	GBP	19,515	—	(458)
Royal Bank of Canada	7/2/20	USD	12,518	AUD	21,002	—	(1,170)
Citibank, N.A.	7/2/20	USD	12,288	JPY	1,330,210	—	(120)

10

International Explorer Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	7/2/20	USD	12,176	EUR	11,227	—	(146)
JPMorgan Chase Bank, N.A.	7/2/20	USD	11,754	EUR	10,820	—	(119)
Royal Bank of Canada	7/2/20	USD	9,905	JPY	1,069,730	—	(73)
Barclays Bank plc	7/2/20	USD	8,839	AUD	14,037	—	(310)
Royal Bank of Canada	7/2/20	USD	7,540	JPY	801,360	66	—
Credit Suisse International	7/2/20	USD	6,551	GBP	5,239	—	(49)
Royal Bank of Canada	7/2/20	USD	4,855	EUR	4,390	39	—
JPMorgan Chase Bank, N.A.	7/2/20	USD	4,783	GBP	4,079	—	(357)
Toronto-Dominion Bank	7/2/20	USD	4,571	JPY	503,685	—	(128)
Royal Bank of Canada	7/2/20	USD	3,750	GBP	2,968	11	—
Toronto-Dominion Bank	7/2/20	USD	3,551	EUR	3,309	—	(80)
JPMorgan Chase Bank, N.A.	7/2/20	USD	3,461	JPY	372,190	—	(11)
Barclays Bank plc	7/2/20	USD	3,246	AUD	4,958	15	—
Credit Suisse International	7/2/20	USD	2,085	AUD	3,596	—	(259)
Citibank, N.A.	7/2/20	USD	1,029	AUD	1,592	—	(8)
						6,991	(3,419)

At April 30, 2020 the counterparties had deposited in segregated accounts securities with a value of $541,000 and cash of $3,420,000 in connection with open forward currency contracts.

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

11

International Explorer Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,251,366)	2,188,751
Affiliated Issuers (Cost $116,073)	116,104
Total Investments in Securities	2,304,855
Investment in Vanguard	109
Cash	33
Cash Collateral Pledged—Forward Currency Contracts	347
Foreign Currency, at Value (Cost $12,413)	12,450
Receivables for Investment Securities Sold	8,224
Receivables for Accrued Income	9,758
Receivables for Capital Shares Issued	1,185
Variation Margin Receivable—Futures Contracts	1,503
Unrealized Appreciation—Forward Currency Contracts	6,991
Total Assets	2,345,455
Liabilities
Payables for Investment Securities Purchased	17,483
Collateral for Securities on Loan	51,597
Payables to Investment Advisor	1,267
Payables for Capital Shares Redeemed	3,177
Payables to Vanguard	1,376
Variation Margin Payable—Futures Contracts	773
Unrealized Depreciation—Forward Currency Contracts	3,419
Total Liabilities	79,092
Net Assets	2,266,363

At April 30, 2020, net assets consisted of:

Paid-in Capital	2,699,430
Total Distributable Earnings (Loss)	(433,067)
Net Assets	2,266,363

Net Assets
Applicable to 159,653,746 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,266,363
Net Asset Value Per Share	$14.20

See accompanying Notes, which are an integral part of the Financial Statements.

12

International Explorer Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	19,183
Dividends—Affiliated Issuers	34
Interest—Unaffiliated Issuers	109
Interest—Affiliated Issuers	645
Securities Lending—Net	1,472
Total Income	21,443
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,551
Performance Adjustment	(653)
The Vanguard Group—Note C
Management and Administrative	2,244
Marketing and Distribution	197
Custodian Fees	88
Shareholders’ Reports	32
Trustees’ Fees and Expenses	2
Total Expenses	5,461
Net Investment Income	15,982
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(144,783)
Investment Securities Sold—Affiliated Issuers	3,678
Futures Contracts	(19,990)
Forward Currency Contracts	(5,290)
Foreign Currencies	(556)
Realized Net Gain (Loss)	(166,941)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(311,083)
Investment Securities—Affiliated Issuers	(2,582)
Futures Contracts	777
Forward Currency Contracts	2,836
Foreign Currencies	(212)
Change in Unrealized Appreciation (Depreciation)	(310,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	(461,223)

1	Dividends are net of foreign withholding taxes of $1,836,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

International Explorer Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,982	75,420
Realized Net Gain (Loss)	(166,941)	(181,046)
Change in Unrealized Appreciation (Depreciation)	(310,264)	237,965
Net Increase (Decrease) in Net Assets Resulting from Operations	(461,223)	132,339
Distributions[1]
Total Distributions	(80,592)	(262,165)
Capital Share Transactions
Issued	214,745	549,998
Issued in Lieu of Cash Distributions	72,030	237,472
Redeemed	(641,099)	(1,144,536)
Net Increase (Decrease) from Capital Share Transactions	(354,324)	(357,066)
Total Increase (Decrease)	(896,139)	(486,892)
Net Assets
Beginning of Period	3,162,502	3,649,394
End of Period	2,266,363	3,162,502

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

14

International Explorer Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$17.22	$17.86	$21.87	$16.82	$17.76	$18.26
Investment Operations
Net Investment Income	.091[1]	.379[1]	.369[1]	.333[1]	.318	.287
Net Realized and Unrealized Gain (Loss) on Investments	(2.661)	.300	(3.032)	5.035	(.334)	.635
Total from Investment Operations	(2.570)	.679	(2.663)	5.368	(.016)	.922
Distributions
Dividends from Net Investment Income	(.450)	(.289)	(.447)	(.318)	(.263)	(.326)
Distributions from Realized Capital Gains	—	(1.030)	(.900)	—	(.661)	(1.096)
Total Distributions	(.450)	(1.319)	(1.347)	(.318)	(.924)	(1.422)
Net Asset Value, End of Period	$14.20	$17.22	$17.86	$21.87	$16.82	$17.76

Total Return[2]	-15.46%	4.85%	-13.08%	32.58%	-0.06%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,266	$3,163	$3,649	$3,980	$2,829	$2,887
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.39%	0.39%	0.38%	0.41%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.10%	2.28%	1.75%	1.68%	1.83%	1.53%
Portfolio Turnover Rate	21%	35%	40%	43%	37%	42%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.03%), (0.01%), (0.01%), 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

15

International Explorer Fund

Notes to Financial Statements

Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2020, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

16

International Explorer Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended April 30, 2020, the fund’s average investments in fund’s average investment in forward currency contracts represented 9% of net assets, based on the average of the notional amounts at each quarter-end during the period.

5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral

17

International Explorer Fund

cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

9.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility;

18

International Explorer Fund

these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B. The investment advisory firms Schroder Investment Management North America Inc., Wellington Management Company LLP, and TimesSquare Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Schroder Investment Management North America Inc. and Wellington Management Company LLP are subject to quarterly adjustments based on performance relative to the S&P EPAC SmallCap Index for the preceding three years. The basic fee of TimesSquare Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P EPAC SmallCap Index since October 31, 2017.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.25% of the fund’s average net assets, before a decrease of $653,000 (-0.05%) based on performance.

19

International Explorer Fund

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $109,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	48,698	2,121,464	3,879	2,174,041
Temporary Cash Investments	116,104	14,710	—	130,814
Total	164,802	2,136,174	3,879	2,304,855
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,503	—	—	1,503
Forward Currency Contracts	—	6,991	—	6,991
Total	1,503	6,991	—	8,494
Liabilities
Futures Contracts[1]	773	—	—	773
Forward Currency Contracts	—	3,419	—	3,419
Total	773	3,419	—	4,192

1	Represents variation margin on the last day of the reporting period.

20

International Explorer Fund

E. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,503	—	1,503
Unrealized Appreciation—Forward Currency Contracts	—	6,991	6,991
Total Assets	1,503	6,991	8,494

Variation Margin Payable—Futures Contracts	773	—	773
Unrealized Depreciation—Forward Currency Contracts	—	3,419	3,419
Total Liabilities	773	3,419	4,192

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(19,990)	—	(19,990)
Forward Currency Contracts	—	(5,290)	(5,290)
Realized Net Gain (Loss) on Derivatives	(19,990)	(5,290)	(25,280)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	777	—	777
Forward Currency Contracts	—	2,836	2,836
Change in Unrealized Appreciation (Depreciation) on Derivatives	777	2,836	3,613

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,380,101
Gross Unrealized Appreciation	362,157
Gross Unrealized Depreciation	(432,065)
Net Unrealized Appreciation (Depreciation)	(69,908)

21

International Explorer Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $199,981,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G. During the six months ended April 30, 2020, the fund purchased $570,369,000 of investment securities and sold $984,448,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	14,078	33,619
Issued in Lieu of Cash Distributions	4,035	15,758
Redeemed	(42,154)	(70,018)
Net Increase (Decrease) in Shares Outstanding	(24,041)	(20,641)

I. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All World ex-US Small-Cap ETF	22,452	—	23,530	3,677	(2,599)	34	—	—
Vanguard Market Liquidity Fund	173,092	NA1	NA1	1	17	645	—	116,104
Total	195,544			3,678	(2,582)	679	—	116,104

1	Not applicable—purchases and sales are for temporary cash investment purposes.

J. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

22

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Explorer Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

23

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1262 062020

Semiannual Report  |  April 30, 2020
Vanguard High Dividend Yield Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2020
	Beginning Account Value 10/31/2019	Ending Account Value 4/30/2020	Expenses Paid During Period
Based on Actual Fund Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$884.80	$0.28
AdmiralTM Shares	1,000.00	885.10	0.37
Based on Hypothetical 5% Yearly Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,024.56	$0.30
Admiral Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2020
Basic Materials	3.4%
Consumer Goods	14.7
Consumer Services	9.1
Financials	15.7
Health Care	16.5
Industrials	8.4
Oil & Gas	6.4
Technology	11.1
Telecommunications	5.3
Utilities	9.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.4%)
	Linde plc	1,986,848	365,560
	Air Products & Chemicals Inc.	814,027	183,628
	DuPont de Nemours Inc.	2,767,911	130,147
	Dow Inc.	2,768,331	101,570
	LyondellBasell Industries NV Class A	984,004	57,023
	International Paper Co.	1,453,154	49,771
	Nucor Corp.	1,129,443	46,522
	RPM International Inc.	472,947	31,408
	Eastman Chemical Co.	507,158	30,688
	CF Industries Holdings Inc.	803,579	22,098
	Reliance Steel & Aluminum Co.	239,999	21,499
	Scotts Miracle-Gro Co.	145,483	18,044
	Huntsman Corp.	795,434	13,371
	Southern Copper Corp.	304,108	9,865
	Olin Corp.	588,153	7,852
	Cabot Corp.	206,536	7,000
	Commercial Metals Co.	431,235	6,874
	Compass Minerals International Inc.	125,280	6,159
	Domtar Corp.	209,532	4,895
	Schweitzer-Mauduit International Inc.	113,442	3,655
	Trinseo SA	143,375	2,932
	Orion Engineered Carbons SA	222,416	2,026
	Schnitzer Steel Industries Inc. Class A	101,469	1,579
[1]	Nexa Resources SA	126,372	530
			1,124,696
Consumer Goods (14.6%)
	Procter & Gamble Co.	9,016,881	1,062,820
	PepsiCo Inc.	5,181,038	685,400
	Coca-Cola Co.	14,181,668	650,797
	Philip Morris International Inc.	5,758,378	429,575
	Altria Group Inc.	6,918,293	271,543
	Colgate-Palmolive Co.	3,128,203	219,819
		Shares	Market Value• ($000)
	Kimberly-Clark Corp.	1,260,589	174,567
	General Mills Inc.	2,237,371	133,996
	General Motors Co.	4,576,934	102,020
	Clorox Co.	465,673	86,820
	Archer-Daniels-Midland Co.	2,060,179	76,515
	Ford Motor Co.	14,475,776	73,682
	Corteva Inc.	2,775,494	72,690
	Hershey Co.	533,624	70,668
	Kraft Heinz Co.	2,321,929	70,424
	VF Corp.	1,138,689	66,158
	Conagra Brands Inc.	1,783,885	59,653
	Kellogg Co.	910,380	59,630
	JM Smucker Co.	406,086	46,663
	Garmin Ltd.	536,754	43,563
	Genuine Parts Co.	520,100	41,234
	Hasbro Inc.	465,743	33,631
	Campbell Soup Co.	619,615	30,968
	Molson Coors Beverage Co. Class B	645,142	26,457
	Whirlpool Corp.	229,800	25,678
	Coca-Cola European Partners plc	647,018	25,648
	Bunge Ltd.	507,319	20,125
	Autoliv Inc.	324,264	19,462
	Newell Brands Inc.	1,398,722	19,414
	Leggett & Platt Inc.	482,748	16,959
	Flowers Foods Inc.	718,328	16,004
	Tapestry Inc.	1,018,700	15,158
	Polaris Inc.	211,804	15,023
	Hanesbrands Inc.	1,322,167	13,142
	Harley-Davidson Inc.	565,131	12,337
	LCI Industries	89,080	7,725
	Spectrum Brands Holdings Inc.	167,004	7,191
	Goodyear Tire & Rubber Co.	857,835	6,151
	Coty Inc. Class A	1,090,956	5,946
	Nu Skin Enterprises Inc. Class A	202,364	5,911
	MDC Holdings Inc.	185,548	5,427
[1]	B&G Foods Inc.	232,552	4,516
	Vector Group Ltd.	406,947	4,354
4

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Universal Corp.	89,790	4,343
	HNI Corp.	157,070	3,823
	Steelcase Inc. Class A	333,634	3,653
	Kontoor Brands Inc.	161,599	3,137
	Knoll Inc.	179,535	2,094
	Signet Jewelers Ltd.	189,461	1,906
	National Presto Industries Inc.	18,418	1,498
*	Tenneco Inc. Class A	188,793	980
	Ethan Allen Interiors Inc.	84,794	959
			4,857,857
Consumer Services (9.1%)
	Comcast Corp. Class A	16,663,705	627,055
	Walmart Inc.	5,146,774	625,590
	McDonald's Corp.	2,795,576	524,338
	CVS Health Corp.	4,805,339	295,769
	Target Corp.	1,812,792	198,936
	Walgreens Boots Alliance Inc.	2,781,038	120,391
	Sysco Corp.	1,743,086	98,083
	Best Buy Co. Inc.	818,604	62,812
	Las Vegas Sands Corp.	1,245,590	59,813
	Omnicom Group Inc.	797,380	45,475
	Darden Restaurants Inc.	478,740	35,326
[1]	Carnival Corp.	1,644,944	26,155
	Vail Resorts Inc.	148,081	25,322
	Interpublic Group of Cos. Inc.	1,431,523	24,307
	Nielsen Holdings plc	1,310,351	19,301
*	IAA Inc.	489,036	18,877
	Williams-Sonoma Inc.	283,677	17,543
	Delta Air Lines Inc.	607,300	15,735
	Wyndham Hotels & Resorts Inc.	354,409	13,365
	H&R Block Inc.	723,555	12,047
	Kohl's Corp.	576,397	10,640
	L Brands Inc.	839,738	9,985
	Cracker Barrel Old Country Store Inc.	87,831	8,555
	TEGNA Inc.	797,136	8,545
	Wyndham Destinations Inc.	329,782	8,433
[1]	Nordstrom Inc.	398,432	7,483
	Extended Stay America Inc.	670,580	7,289
	KAR Auction Services Inc.	472,432	7,077
[1]	Macy's Inc.	1,138,866	6,674
	Gap Inc.	799,293	6,490
	John Wiley & Sons Inc. Class A	163,124	6,125
	Six Flags Entertainment Corp.	292,906	5,861
	Cinemark Holdings Inc.	393,800	5,623
	American Eagle Outfitters Inc.	583,037	4,635
		Shares	Market Value• ($000)
	Penske Automotive Group Inc.	124,297	4,472
	Office Depot Inc.	1,992,758	4,424
	Sinclair Broadcast Group Inc. Class A	225,675	3,983
	Cheesecake Factory Inc.	152,804	3,406
	Big Lots Inc.	142,931	3,352
	Brinker International Inc.	137,743	3,207
[1]	Bed Bath & Beyond Inc.	447,973	2,773
	International Game Technology plc	359,839	2,713
	Dine Brands Global Inc.	58,323	2,589
	Abercrombie & Fitch Co. Class A	226,876	2,400
[1]	Meredith Corp.	145,867	2,163
	Weis Markets Inc.	34,730	1,738
	Buckle Inc.	106,069	1,624
	Guess? Inc.	168,435	1,575
	Designer Brands Inc. Class A	227,848	1,447
	Copa Holdings SA Class A	28,745	1,271
	Gannett Co. Inc.	422,307	477
			3,013,269
Financials (15.6%)
	JPMorgan Chase & Co.	11,554,022	1,106,413
	Wells Fargo & Co.	13,853,925	402,457
	Citigroup Inc.	7,814,050	379,450
	CME Group Inc.	1,309,574	233,379
	BlackRock Inc.	437,873	219,830
	US Bancorp	5,144,800	187,785
	Truist Financial Corp.	4,949,451	184,714
	Chubb Ltd.	1,665,505	179,891
	PNC Financial Services Group Inc.	1,599,024	170,568
	Morgan Stanley	4,300,428	169,566
	Progressive Corp.	2,153,430	166,460
	MetLife Inc.	2,878,516	103,857
	Aflac Inc.	2,687,497	100,082
	T Rowe Price Group Inc.	850,780	98,376
	Travelers Cos. Inc.	942,390	95,379
	Prudential Financial Inc.	1,467,884	91,552
	State Street Corp.	1,319,739	83,196
	American International Group Inc.	3,215,645	81,774
	Arthur J Gallagher & Co.	690,808	54,228
	Ameriprise Financial Inc.	468,190	53,814
	Fifth Third Bancorp	2,622,468	49,014
	Synchrony Financial	2,267,826	44,880
	KeyCorp	3,628,155	42,268
	Regions Financial Corp.	3,568,374	38,360
	Cincinnati Financial Corp.	562,950	37,042
	Principal Financial Group Inc.	1,007,651	36,689
	Citizens Financial Group Inc.	1,609,836	36,044

5

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Huntington Bancshares Inc.	3,749,471	34,645
Western Union Co.	1,551,023	29,578
Equitable Holdings Inc.	1,514,036	27,737
Fidelity National Financial Inc.	965,886	26,127
People's United Financial Inc.	1,619,225	20,548
Franklin Resources Inc.	1,018,790	19,194
First American Financial Corp.	401,846	18,533
Comerica Inc.	531,258	18,520
New York Community Bancorp Inc.	1,670,061	18,137
Old Republic International Corp.	1,038,292	16,561
TCF Financial Corp.	557,732	16,559
Legg Mason Inc.	315,767	15,735
Cullen/Frost Bankers Inc.	208,071	14,952
Eaton Vance Corp.	394,358	14,473
Popular Inc.	347,292	13,402
Unum Group	748,523	13,062
Glacier Bancorp Inc.	318,509	12,129
Invesco Ltd.	1,405,285	12,114
Valley National Bancorp	1,420,735	11,877
Community Bank System Inc.	186,566	11,658
Axis Capital Holdings Ltd.	303,946	11,124
Synovus Financial Corp.	515,881	10,839
United Bankshares Inc.	358,046	10,727
RLI Corp.	146,316	10,656
Janus Henderson Group plc	578,273	10,351
Lazard Ltd. Class A	374,900	10,310
First Horizon National Corp.	1,134,311	10,300
CVB Financial Corp.	490,760	10,200
Umpqua Holdings Corp.	813,129	10,184
Bank of Hawaii Corp.	146,453	9,985
FNB Corp.	1,192,877	9,650
Old National Bancorp	626,740	8,881
PacWest Bancorp	434,542	8,795
First Hawaiian Inc.	484,388	8,520
Federated Hermes Inc. Class B	353,516	8,050
Associated Banc-Corp.	567,256	8,021
Cathay General Bancorp	282,578	7,890
Investors Bancorp Inc.	834,189	7,766
BankUnited Inc.	373,590	7,401
Columbia Banking System Inc.	267,629	7,223
Fulton Financial Corp.	589,242	6,888
Trustmark Corp.	250,705	6,671
Hancock Whitney Corp.	318,124	6,652
Kennedy-Wilson Holdings Inc.	449,722	6,364
	Shares	Market Value• ($000)
WesBanco Inc.	249,685	6,162
Westamerica Bancorp	95,525	6,018
Santander Consumer USA Holdings Inc.	377,000	5,877
Capitol Federal Financial Inc.	485,009	5,815
OneMain Holdings Inc.	240,188	5,815
First Financial Bancorp	364,138	5,600
Navient Corp.	715,978	5,456
Artisan Partners Asset Management Inc. Class A	183,005	5,388
Horace Mann Educators Corp.	151,499	5,327
Moelis & Co. Class A	173,543	5,184
NBT Bancorp Inc.	156,275	5,177
Cohen & Steers Inc.	83,486	4,820
Bank of NT Butterfield & Son Ltd.	208,579	4,591
Pacific Premier Bancorp Inc.	213,474	4,558
Safety Insurance Group Inc.	54,073	4,549
Northwest Bancshares Inc.	419,256	4,448
Hope Bancorp Inc.	443,814	4,416
Great Western Bancorp Inc.	225,572	4,241
ProAssurance Corp.	197,805	4,231
Mercury General Corp.	100,905	4,133
City Holding Co.	58,129	3,929
Waddell & Reed Financial Inc. Class A	256,693	3,735
S&T Bancorp Inc.	138,405	3,697
BGC Partners Inc. Class A	1,130,258	3,498
Provident Financial Services Inc.	241,358	3,463
First Commonwealth Financial Corp.	362,464	3,451
CNA Financial Corp.	103,905	3,281
Sandy Spring Bancorp Inc.	127,022	3,239
Berkshire Hills Bancorp Inc.	180,914	3,083
Brookline Bancorp Inc.	288,782	2,948
Stock Yards Bancorp Inc.	74,907	2,475
TFS Financial Corp.	177,290	2,420
Boston Private Financial Holdings Inc.	314,695	2,392
TrustCo Bank Corp.	364,581	2,297
American National Insurance Co.	27,340	2,201
Washington Trust Bancorp Inc.	60,436	2,116
Dime Community Bancshares Inc.	121,600	1,998
Community Trust Bancorp Inc.	58,840	1,995
Brightsphere Investment Group Inc.	241,891	1,792

6

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
FBL Financial Group Inc. Class A	37,479	1,465
Flushing Financial Corp.	104,861	1,310
Republic Bancorp Inc. Class A	35,665	1,189
		5,185,837
Health Care (16.5%)
Johnson & Johnson	9,849,835	1,477,869
Pfizer Inc.	20,627,414	791,268
Merck & Co. Inc.	9,429,680	748,151
Bristol-Myers Squibb Co.	8,657,431	526,458
Amgen Inc.	2,183,011	522,220
Eli Lilly & Co.	3,146,104	486,513
AbbVie Inc.	5,474,533	450,007
Gilead Sciences Inc.	4,721,504	396,606
Cardinal Health Inc.	1,081,764	53,526
Patterson Cos. Inc.	305,357	5,582
		5,458,200
Industrials (8.4%)
Lockheed Martin Corp.	916,753	356,672
3M Co.	2,069,787	314,442
United Parcel Service Inc. Class B	2,581,101	244,327
Automatic Data Processing Inc.	1,612,107	236,480
Caterpillar Inc.	1,982,778	230,756
Illinois Tool Works Inc.	1,184,314	192,451
Waste Management Inc.	1,568,967	156,928
Emerson Electric Co.	2,262,404	129,025
Eaton Corp. plc	1,525,758	127,401
Cummins Inc.	542,829	88,753
PACCAR Inc.	1,254,721	86,864
Johnson Controls International plc	2,824,314	82,216
Paychex Inc.	1,187,351	81,357
Fastenal Co.	2,112,699	76,522
CH Robinson Worldwide Inc.	497,837	35,297
Packaging Corp. of America	346,721	33,511
Westrock Co.	944,249	30,395
Snap-on Inc.	201,508	26,254
Toro Co.	396,147	25,278
Hubbell Inc. Class B	201,274	25,044
Watsco Inc.	119,539	19,245
National Instruments Corp.	479,653	18,428
Sonoco Products Co.	365,290	17,841
MDU Resources Group Inc.	732,315	16,448
Xerox Holdings Corp.	651,592	11,918
nVent Electric plc	558,319	10,413
MSC Industrial Direct Co. Inc. Class A	160,689	9,583
Timken Co.	244,411	9,185
ABM Industries Inc.	247,226	8,527
		Shares	Market Value• ($000)
	Kennametal Inc.	300,341	7,692
	GATX Corp.	128,452	7,617
	Macquarie Infrastructure Corp.	270,405	7,460
	Ryder System Inc.	191,534	6,780
	Otter Tail Corp.	149,663	6,642
	Triton International Ltd.	197,470	6,118
	McGrath RentCorp	89,259	4,869
	Mobile Mini Inc.	160,557	4,587
	SFL Corp. Ltd.	302,812	3,419
	Enerpac Tool Group Corp. Class A	198,979	3,395
	Covanta Holding Corp.	431,942	3,360
	Greif Inc. Class A	94,142	3,190
	Atlas Corp.	407,481	3,040
	Greenbrier Cos. Inc.	117,981	2,003
	H&E Equipment Services Inc.	115,980	1,886
	Myers Industries Inc.	134,673	1,665
[1]	GasLog Ltd.	145,543	672
			2,775,956
Oil & Gas (6.4%)
	Exxon Mobil Corp.	15,701,547	729,651
	Chevron Corp.	7,065,868	650,060
	Phillips 66	1,632,813	119,473
	Kinder Morgan Inc.	7,201,843	109,684
	Valero Energy Corp.	1,517,523	96,135
	Williams Cos. Inc.	4,489,246	86,957
	Schlumberger Ltd.	5,130,168	86,289
	Marathon Petroleum Corp.	2,381,808	76,408
	Occidental Petroleum Corp.	3,315,915	55,044
	ONEOK Inc.	1,522,824	45,578
	Apache Corp.	1,385,229	18,119
	Targa Resources Corp.	842,058	10,913
	Helmerich & Payne Inc.	393,121	7,772
	Murphy Oil Corp.	550,645	6,531
	Delek US Holdings Inc.	271,222	6,333
	Equitrans Midstream Corp.	748,866	6,276
	PBF Energy Inc. Class A	485,170	5,531
*	Cosan Ltd. Class A	407,363	5,434
	CVR Energy Inc.	136,131	3,247
	Core Laboratories NV	160,337	3,144
	Archrock Inc.	516,308	2,483
	Golar LNG Ltd.	347,203	2,462
	RPC Inc.	212,396	724
	Nabors Industries Ltd.	26,002	383
			2,134,631
Technology (11.1%)
	Intel Corp.	15,856,096	951,049
	Cisco Systems Inc.	15,851,467	671,785
	International Business Machines Corp.	3,283,938	412,331
	Texas Instruments Inc.	3,469,980	402,761
	Broadcom Inc.	1,430,953	388,675

7

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
QUALCOMM Inc.	4,226,307	332,484
KLA Corp.	582,924	95,652
HP Inc.	5,380,935	83,458
Corning Inc.	2,800,024	61,628
Maxim Integrated Products Inc.	992,140	54,548
Western Digital Corp.	1,101,564	50,760
Hewlett Packard Enterprise Co.	4,824,705	48,537
Seagate Technology plc	958,577	47,881
NetApp Inc.	844,872	36,980
Juniper Networks Inc.	1,224,639	26,452
Cogent Communications Holdings Inc.	155,446	13,031
TiVo Corp.	459,179	3,228
Xperi Corp.	176,244	2,693
Pitney Bowes Inc.	629,349	2,222
ADTRAN Inc.	171,990	1,768
		3,687,923
Telecommunications (5.3%)
Verizon Communications Inc.	15,331,677	880,805
AT&T Inc.	27,010,807	823,019
CenturyLink Inc.	4,029,389	42,792
		1,746,616
Utilities (9.4%)
NextEra Energy Inc.	1,806,208	417,451
Dominion Energy Inc.	3,040,850	234,541
Duke Energy Corp.	2,692,230	227,924
Southern Co.	3,845,682	218,166
American Electric Power Co. Inc.	1,825,381	151,707
Exelon Corp.	3,612,635	133,957
Sempra Energy	1,042,079	129,062
Xcel Energy Inc.	1,940,703	123,351
WEC Energy Group Inc.	1,163,056	105,315
Eversource Energy	1,198,071	96,684
Consolidated Edison Inc.	1,226,362	96,637
Public Service Enterprise Group Inc.	1,872,756	94,967
FirstEnergy Corp.	1,997,734	82,447
Edison International	1,294,921	76,025
PPL Corp.	2,843,968	72,294
DTE Energy Co.	685,241	71,087
Entergy Corp.	735,016	70,201
Ameren Corp.	905,474	65,873
CMS Energy Corp.	1,046,245	59,730
Evergy Inc.	841,786	49,186
Atmos Energy Corp.	446,234	45,503
Alliant Energy Corp.	888,590	43,141
NiSource Inc.	1,380,667	34,669
Essential Utilities Inc.	799,365	33,405
AES Corp.	2,458,663	32,577
Pinnacle West Capital Corp.	415,518	31,991
		Shares	Market Value• ($000)
	CenterPoint Energy Inc.	1,860,562	31,685
	UGI Corp.	814,097	24,569
	OGE Energy Corp.	727,549	22,932
	IDACORP Inc.	186,641	17,130
	ONE Gas Inc.	204,891	16,332
	Hawaiian Electric Industries Inc.	398,782	15,740
	Portland General Electric Co.	329,051	15,396
	Southwest Gas Holdings Inc.	199,318	15,108
	Black Hills Corp.	223,844	13,865
	Spire Inc.	182,692	13,329
	New Jersey Resources Corp.	376,547	12,720
	National Fuel Gas Co.	309,085	12,673
	PNM Resources Inc.	291,459	11,801
	ALLETE Inc.	204,948	11,797
	NorthWestern Corp.	185,375	10,694
	Avista Corp.	244,150	10,508
	El Paso Electric Co.	150,241	10,216
	South Jersey Industries Inc.	340,336	9,730
	Avangrid Inc.	206,862	8,895
	Northwest Natural Holding Co.	112,336	7,313
	Clearway Energy Inc. Class C	291,440	5,838
	Atlantica Yield plc	217,079	5,197
	TerraForm Power Inc. Class A	290,589	5,033
	Clearway Energy Inc. Class A	127,710	2,388
			3,108,780
Total Common Stocks (Cost $33,788,466)			33,093,765
Temporary Cash Investments (0.2%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.522%	404,075	40,407
		Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[4]	United States Treasury Bill, 0.102%, 7/14/20	4,890	4,889
[4]	United States Treasury Bill, 0.087%, 9/24/20	1,400	1,399

8

High Dividend Yield Index Fund
	Face Amount ($000)	Market Value• ($000)
United States Treasury Bill, 0.116%, 9/29/20	2,500	2,499
		8,787
Total Temporary Cash Investments (Cost $49,182)		49,194
Total Investments (100.0%) (Cost $33,837,648)		33,142,959
Other Assets and Liabilities-Net (0.0%)[3,4]		12,310
Net Assets (100.0%)		33,155,269
Cost rounded to $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,698,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $40,375,000 was received for securities on loan.
4	Securities with a value of $6,288,000 and cash of $293,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	543	78,800	7,497
See accompanying Notes, which are an integral part of the Financial Statements.
9

High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2020
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,797,253)	33,102,552
Affiliated Issuers (Cost $40,395)	40,407
Total Investments in Securities	33,142,959
Investment in Vanguard	1,566
Cash	6,504
Cash Collateral Pledged—Futures Contracts	293
Receivables for Accrued Income	59,612
Receivables for Capital Shares Issued	5,771
Total Assets	33,216,705
Liabilities
Payables for Investment Securities Purchased	7,337
Collateral for Securities on Loan	40,375
Payables for Capital Shares Redeemed	9,877
Variation Margin Payable—Futures Contracts	1,048
Payables to Vanguard	2,799
Total Liabilities	61,436
Net Assets	33,155,269
At April 30, 2020, net assets consisted of:
Paid-in Capital	34,118,145
Total Distributable Earnings (Loss)	(962,876)
Net Assets	33,155,269

ETF Shares—Net Assets
Applicable to 326,129,880 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,465,616
Net Asset Value Per Share—ETF Shares	$78.08

Admiral Shares—Net Assets
Applicable to 326,591,656 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,689,653
Net Asset Value Per Share—Admiral Shares	$23.55
See accompanying Notes, which are an integral part of the Financial Statements.
10

High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2020
($000)
Investment Income
Income
Dividends	640,384
Interest[1]	228
Securities Lending—Net	93
Total Income	640,705
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,539
Management and Administrative—ETF Shares	5,819
Management and Administrative—Admiral Shares	2,775
Marketing and Distribution—ETF Shares	824
Marketing and Distribution—Admiral Shares	201
Custodian Fees	251
Shareholders’ Reports—ETF Shares	256
Shareholders’ Reports—Admiral Shares	46
Trustees’ Fees and Expenses	11
Total Expenses	11,722
Net Investment Income	628,983
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	561,577
Futures Contracts	(12,037)
Realized Net Gain (Loss)	549,540
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(5,621,430)
Futures Contracts	6,575
Change in Unrealized Appreciation (Depreciation)	(5,614,855)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,436,332)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $188,000, $24,000, and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $722,002,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	628,983	1,077,014
Realized Net Gain (Loss)	549,540	903,905
Change in Unrealized Appreciation (Depreciation)	(5,614,855)	1,477,708
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,436,332)	3,458,627
Distributions[1]
Investor Shares	—	(136,910)
ETF Shares	(435,474)	(785,436)
Admiral Shares	(132,970)	(131,730)
Total Distributions	(568,444)	(1,054,076)
Capital Share Transactions
Investor Shares	(5,748)	(8,358,258)
ETF Shares	2,455,639	3,714,888
Admiral Shares	74,198	8,543,837
Net Increase (Decrease) from Capital Share Transactions	2,524,089	3,900,467
Total Increase (Decrease)	(2,480,687)	6,305,018
Net Assets
Beginning of Period	35,635,956	29,330,938
End of Period	33,155,269	35,635,956
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
12

High Dividend Yield Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	November 1, 2019 to November 7, 2019[1]	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$35.50	$32.98	$32.67	$28.20	$26.89	$26.98
Investment Operations
Net Investment Income	.037[2]	1.141[2]	1.011[2]	.927[2]	.854	.815
Net Realized and Unrealized Gain (Loss) on Investments	.623	2.461	.284	4.472	1.286	(.088)
Total from Investment Operations	.660	3.602	1.295	5.399	2.140	.727
Distributions
Dividends from Net Investment Income	—	(1.082)	(.985)	(.929)	(.830)	(.817)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(1.082)	(.985)	(.929)	(.830)	(.817)
Net Asset Value, End of Period	$36.16[1]	$35.50	$32.98	$32.67	$28.20	$26.89
Total Return[3]	—	11.20%	3.96%	19.37%	8.11%	2.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$6	$8,003	$7,590	$5,879	$4,368
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	5.42%	3.43%	3.00%	3.00%	3.19%	3.06%
Portfolio Turnover Rate[4]	2%[5]	7%	13%	9%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the period ended April 30, 2020.
See accompanying Notes, which are an integral part of the Financial Statements.
13

High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$89.60	$83.26	$82.46	$71.19	$67.88	$68.11
Investment Operations
Net Investment Income	1.494[1]	2.891[1]	2.623[1]	2.394[1]	2.203	2.104
Net Realized and Unrealized Gain (Loss) on Investments	(11.680)	6.251	.731	11.301	3.245	(.222)
Total from Investment Operations	(10.186)	9.142	3.354	13.695	5.448	1.882
Distributions
Dividends from Net Investment Income	(1.334)	(2.802)	(2.554)	(2.425)	(2.138)	(2.112)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.334)	(2.802)	(2.554)	(2.425)	(2.138)	(2.112)
Net Asset Value, End of Period	$78.08	$89.60	$83.26	$82.46	$71.19	$67.88
Total Return	-11.52%	11.31%	4.05%	19.46%	8.18%	2.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,466	$26,816	$21,328	$20,010	$15,497	$11,214
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.48%	3.38%	3.08%	3.07%	3.26%	3.13%
Portfolio Turnover Rate[2]	2%	7%	13%	9%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2020	February 7, 2019[1] to October 31, 2019

Net Asset Value, Beginning of Period	$27.02	$25.00
Investment Operations
Net Investment Income[2]	.450	.624
Net Realized and Unrealized Gain (Loss) on Investments	(3.521)	2.010
Total from Investment Operations	(3.071)	2.634
Distributions
Dividends from Net Investment Income	(.399)	(.614)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.399)	(.614)
Net Asset Value, End of Period	$23.55	$27.02
Total Return[3]	-11.49%	10.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,690	$8,814
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[4]
Ratio of Net Investment Income to Average Net Assets	3.47%	3.24%[4]
Portfolio Turnover Rate[5]	2%	7%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
15

High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
16

High Dividend Yield Index Fund
During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2017–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or deprecation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
17

High Dividend Yield Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,566,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
18

High Dividend Yield Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,093,765	—	—	33,093,765
Temporary Cash Investments	40,407	8,787	—	49,194
Total	33,134,172	8,787	—	33,142,959

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,048	—	—	1,048
1	Represents variation margin on the last day of the reporting period.
D.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,911,398
Gross Unrealized Appreciation	4,289,269
Gross Unrealized Depreciation	(5,050,211)
Net Unrealized Appreciation (Depreciation)	(760,942)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $978,815,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended April 30, 2020, the fund purchased $5,723,117,000 of investment securities and sold $2,798,264,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,650,494,000 and $2,100,671,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
19

High Dividend Yield Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	61	2	1,187,273	35,128
Issued in Lieu of Cash Distributions	—	—	112,567	3,539
Redeemed[1]	(5,809)	(161)	(9,658,098)	(281,141)
Net Increase (Decrease)—Investor Shares	(5,748)	(159)	(8,358,258)	(242,474)
ETF Shares
Issued	4,794,392	55,107	7,516,552	88,367
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,338,753)	(28,250)	(3,801,664)	(45,250)
Net Increase (Decrease)—ETF Shares	2,455,639	26,857	3,714,888	43,117
Admiral Shares[2]
Issued[1]	1,163,639	45,826	9,304,199	355,228
Issued in Lieu of Cash Distributions	104,743	4,058	100,934	3,824
Redeemed	(1,194,184)	(49,522)	(861,296)	(32,822)
Net Increase (Decrease)—Admiral Shares	74,198	362	8,543,837	326,230
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 4,000 and 5,000 shares, respectively, in the amount of $91,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 244,521,000 and 321,285,000 shares, respectively, in the amount of $8,204,425,000 from the conversion during the year ended October 31, 2019.
2	Inception was February 7, 2019, for Admiral Shares.
G.  Management has determined that no other material events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.
20

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard High Dividend Yield Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
21

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
22

Liquidity Risk Management Program
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High Dividend Yield Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
23

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
Vanguard Marketing Corporation, Distributor.
Q6232 062020

Semiannual Report | April 30, 2020 Vanguard Emerging Markets Government Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	37

Liquidity Risk Management	39

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Government Bond Index Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$911.15	$1.19
Admiral™ Shares	1,000.00	911.41	1.19
Institutional Shares	1,000.00	911.45	1.14
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,023.62	$1.26
Admiral Shares	1,000.00	1,023.62	1.26
Institutional Shares	1,000.00	1,023.67	1.21

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.25% for ETF Shares, 0.25% for Admiral Shares, and 0.24% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Emerging Markets Government Bond Index Fund

Fund Allocation

As of April 30, 2020

Mexico	9.3%
Saudi Arabia	9.2
Indonesia	7.3
Qatar	6.0
Brazil	5.9
Turkey	5.8
Russia	5.3
China	4.7
United Arab Emirates	4.7
Colombia	3.5
Philippines	3.0
Panama	2.1
Egypt	1.8
Oman	1.8
South Africa	1.8
Malaysia	1.6
Peru	1.6
Dominican Republic	1.5
Uruguay	1.5
Argentina	1.4
Bahrain	1.4
Ukraine	1.4
Chile	1.1
Other	16.3

The table reflects the fund’s investments, except for short-term investments and derivatives.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

3

Emerging Markets Government Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Angola (0.4%)
Sovereign Bonds (0.4%)
	Republic of Angola	9.500%	11/12/25	2,750	1,292
	Republic of Angola	8.250%	5/9/28	3,300	1,441
[1]	Republic of Angola	8.000%	11/26/29	3,200	1,404
[1]	Republic of Angola	9.375%	5/8/48	900	386
	Republic of Angola	9.375%	5/8/48	2,300	980
[1]	Republic of Angola	9.125%	11/26/49	2,300	983
Total Angola (Cost $15,341)					6,486
Argentina (1.3%)
Sovereign Bonds (1.3%)
	Argentine Republic	5.625%	1/26/22	6,100	1,685
	Argentine Republic	4.625%	1/11/23	3,186	904
	Argentine Republic	7.500%	4/22/26	10,035	2,659
	Argentine Republic	6.875%	1/26/27	6,980	1,771
	Argentine Republic	5.875%	1/11/28	7,913	1,968
	Argentine Republic	6.625%	7/6/28	1,861	484
	Argentine Republic	8.280%	12/31/33	7,955	2,775
[2]	Argentine Republic	8.280%	12/31/33	1,678	579
	Argentine Republic	7.125%	7/6/36	3,331	812
[2]	Argentine Republic	3.750%	12/31/38	8,914	2,763
	Argentine Republic	7.625%	4/22/46	5,075	1,237
	Argentine Republic	6.875%	1/11/48	5,575	1,324
	Argentine Republic	7.125%	6/28/17	4,825	1,170
[2]	Provincia de Buenos Aires	9.125%	3/16/24	350	95
[2]	Provincia de Buenos Aires	7.875%	6/15/27	2,900	778
[2]	YPF SA	8.750%	4/4/24	2,820	1,504
	YPF SA	8.500%	7/28/25	2,837	1,363
Total Argentina (Cost $65,796)					23,871
Armenia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Armenia	7.150%	3/26/25	900	957
[1]	Republic of Armenia	3.950%	9/26/29	700	649
	Republic of Armenia	3.950%	9/26/29	200	185
Total Armenia (Cost $1,847)					1,791

4

Emerging Markets Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Azerbaijan (0.4%)
Sovereign Bonds (0.4%)
[1] Republic of Azerbaijan	4.750%	3/18/24	200	201
Republic of Azerbaijan	4.750%	3/18/24	2,400	2,414
[1,2] Republic of Azerbaijan	3.500%	9/1/32	700	621
[2] Republic of Azerbaijan	3.500%	9/1/32	1,150	1,020
[3] Southern Gas Corridor CJSC	6.875%	3/24/26	3,600	3,762
Total Azerbaijan (Cost $8,322)				8,018
Bahamas (0.1%)
Sovereign Bonds (0.1%)
[2] Commonwealth of the Bahamas	6.000%	11/21/28	500	394
[1,2] Commonwealth of the Bahamas	6.000%	11/21/28	850	690
Total Bahamas (Cost $1,409)				1,084
Bahrain (1.4%)
Sovereign Bonds (1.4%)
CBB International Sukuk Co. 5 SPC	5.624%	2/12/24	1,750	1,712
CBB International Sukuk Co. 6 SPC	5.250%	3/20/25	1,600	1,544
CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	1,900	1,939
[1] CBB International Sukuk Programme Co. SPC	4.500%	3/30/27	800	746
[1] Kingdom of Bahrain	6.125%	7/5/22	2,600	2,593
[1] Kingdom of Bahrain	6.125%	8/1/23	150	150
Kingdom of Bahrain	6.125%	8/1/23	2,775	2,782
Kingdom of Bahrain	7.000%	1/26/26	1,950	1,951
Kingdom of Bahrain	7.000%	10/12/28	2,900	2,881
[1] Kingdom of Bahrain	6.750%	9/20/29	550	531
Kingdom of Bahrain	6.750%	9/20/29	2,800	2,708
[1] Kingdom of Bahrain	5.625%	9/30/31	1,900	1,700
[1] Kingdom of Bahrain	6.000%	9/19/44	250	212
Kingdom of Bahrain	6.000%	9/19/44	2,200	1,862
Kingdom of Bahrain	7.500%	9/20/47	1,000	951
Total Bahrain (Cost $26,086)				24,262
Belarus (0.2%)
Sovereign Bonds (0.2%)
Republic of Belarus	6.875%	2/28/23	1,475	1,438
Republic of Belarus	7.625%	6/29/27	1,250	1,232
Republic of Belarus	6.200%	2/28/30	1,000	898
Total Belarus (Cost $3,901)				3,568
Belize (0.0%)
Sovereign Bonds (0.0%)
[2] Belize	4.938%	2/20/34	1,000	425
Total Belize (Cost $680)				425
Bermuda (0.2%)
Sovereign Bonds (0.2%)
Bermuda	4.854%	2/6/24	1,000	1,045
[2] Bermuda	3.717%	1/25/27	1,550	1,542
[1,2] Bermuda	4.750%	2/15/29	800	826
Total Bermuda (Cost $3,431)				3,413

5

Emerging Markets Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bolivia (0.2%)
Sovereign Bonds (0.2%)
Plurinational State of Bolivia	4.875%	10/29/22	800	742
Plurinational State of Bolivia	5.950%	8/22/23	800	748
[2] Plurinational State of Bolivia	4.500%	3/20/28	600	489
[1,2] Plurinational State of Bolivia	4.500%	3/20/28	1,600	1,316
Total Bolivia (Cost $3,823)				3,295
Brazil (5.9%)
Sovereign Bonds (5.9%)
Banco do Brasil SA	5.875%	1/26/22	2,905	2,988
Banco do Brasil SA	3.875%	10/10/22	3,326	3,305
Cemig Geracao e Transmissao SA	9.250%	12/5/24	2,800	2,918
Federative Republic of Brazil	2.625%	1/5/23	4,061	4,061
Federative Republic of Brazil	8.875%	4/15/24	2,125	2,598
Federative Republic of Brazil	4.250%	1/7/25	7,703	7,924
Federative Republic of Brazil	8.750%	2/4/25	397	481
Federative Republic of Brazil	6.000%	4/7/26	4,180	4,588
Federative Republic of Brazil	10.125%	5/15/27	1,456	1,951
[2] Federative Republic of Brazil	4.625%	1/13/28	5,152	5,290
[2] Federative Republic of Brazil	4.500%	5/30/29	3,550	3,532
Federative Republic of Brazil	8.250%	1/20/34	2,589	3,191
Federative Republic of Brazil	7.125%	1/20/37	3,136	3,567
Federative Republic of Brazil	5.625%	1/7/41	4,277	4,266
Federative Republic of Brazil	5.000%	1/27/45	5,086	4,711
Federative Republic of Brazil	5.625%	2/21/47	5,183	5,196
[2] Federative Republic of Brazil	4.750%	1/14/50	4,450	3,983
Petrobras Global Finance BV	6.250%	3/17/24	2,860	2,899
Petrobras Global Finance BV	5.299%	1/27/25	3,856	3,750
Petrobras Global Finance BV	8.750%	5/23/26	3,598	3,958
Petrobras Global Finance BV	7.375%	1/17/27	4,220	4,436
Petrobras Global Finance BV	5.999%	1/27/28	4,488	4,320
Petrobras Global Finance BV	5.750%	2/1/29	3,025	2,881
[1] Petrobras Global Finance BV	5.093%	1/15/30	7,702	7,018
Petrobras Global Finance BV	7.250%	3/17/44	3,035	2,990
Petrobras Global Finance BV	6.900%	3/19/49	3,600	3,501
Petrobras Global Finance BV	6.850%	6/5/15	4,555	4,282
Total Brazil (Cost $106,485)				104,585
Cameroon (0.1%)
Sovereign Bonds (0.1%)
[2] Republic of Cameroon	9.500%	11/19/25	1,350	1,158
Total Cameroon (Cost $1,403)				1,158
Chile (1.0%)
Sovereign Bonds (1.0%)
Corp. Nacional del Cobre de Chile	3.700%	1/30/50	3,600	3,243
[1] Corp. Nacional del Cobre de Chile	3.625%	8/1/27	400	404
Corp. Nacional del Cobre de Chile	3.625%	8/1/27	2,300	2,335
Republic of Chile	3.125%	1/21/26	1,290	1,379
[2] Republic of Chile	3.240%	2/6/28	3,450	3,694
[2] Republic of Chile	2.550%	1/27/32	900	889

6

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Republic of Chile	3.860%	6/21/47	2,450	2,625
[2]	Republic of Chile	3.500%	1/25/50	3,950	4,020
Total Chile (Cost $18,751)					18,589
China (4.6%)
Sovereign Bonds (4.6%)
	Avi Funding Co. Ltd.	3.800%	9/16/25	200	219
	Bank of China Ltd.	5.000%	11/13/24	5,450	5,917
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	3,150	3,433
[2]	China Construction Bank Corp.	4.250%	2/27/29	3,436	3,598
	CNAC HK Finbridge Co. Ltd.	3.500%	7/19/22	2,798	2,814
	CNAC HK Finbridge Co. Ltd.	4.125%	7/19/27	680	697
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	2,300	2,491
[1]	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	323
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	3,514	3,788
[1]	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,600	1,656
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,074	3,159
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	2,450	2,595
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	500	565
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,760	2,955
	Export-Import Bank of China	3.625%	7/31/24	2,777	2,984
[2]	Huarong Finance 2017 Co. Ltd.	4.500%	12/31/49	550	547
	Huarong Finance II Co. Ltd.	3.625%	11/22/21	750	754
[2]	Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,156
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	3,850	4,200
	People’s Republic of China	2.125%	11/2/22	2,673	2,746
	People’s Republic of China	3.250%	10/19/23	2,900	3,120
	People’s Republic of China	1.950%	12/3/24	7,000	7,213
	People’s Republic of China	2.625%	11/2/27	1,951	2,096
	People’s Republic of China	3.500%	10/19/28	300	346
	People’s Republic of China	2.125%	12/3/29	4,250	4,448
	People’s Republic of China	2.750%	12/3/39	500	517
	People’s Republic of China	4.000%	10/19/48	1,100	1,438
[1]	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	1,369	1,419
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	1,107	1,147
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	2,793	3,003
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	2,800	2,935
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	2,970	3,218
[1]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	800	866
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,275	3,545
Total China (Cost $78,809)					81,908
Colombia (3.4%)
Sovereign Bonds (3.4%)
	Ecopetrol SA	5.875%	9/18/23	2,885	2,968
	Ecopetrol SA	4.125%	1/16/25	400	378
	Ecopetrol SA	5.375%	6/26/26	2,940	2,914
	Ecopetrol SA	6.875%	4/29/30	3,200	3,300
	Ecopetrol SA	7.375%	9/18/43	400	416

7

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Ecopetrol SA	5.875%	5/28/45	3,205	2,828
	Republic of Colombia	4.375%	7/12/21	2,959	3,003
[2]	Republic of Colombia	2.625%	3/15/23	1,960	1,919
	Republic of Colombia	4.000%	2/26/24	3,645	3,699
	Republic of Colombia	8.125%	5/21/24	1,880	2,171
[2]	Republic of Colombia	4.500%	1/28/26	2,867	2,936
[2]	Republic of Colombia	3.875%	4/25/27	4,525	4,462
[2]	Republic of Colombia	4.500%	3/15/29	3,100	3,156
[2]	Republic of Colombia	3.000%	1/30/30	2,300	2,021
	Republic of Colombia	7.375%	9/18/37	2,982	3,672
	Republic of Colombia	6.125%	1/18/41	4,482	4,976
[2]	Republic of Colombia	5.625%	2/26/44	4,884	5,243
[2]	Republic of Colombia	5.000%	6/15/45	7,850	7,792
	Republic of Colombia	5.200%	5/15/49	3,570	3,663
Total Colombia (Cost $64,162)					61,517
Costa Rica (0.4%)
Sovereign Bonds (0.4%)
	Republic of Costa Rica	4.250%	1/26/23	2,082	1,854
	Republic of Costa Rica	4.375%	4/30/25	700	578
[1,2]	Republic of Costa Rica	6.125%	2/19/31	2,000	1,625
	Republic of Costa Rica	5.625%	4/30/43	800	547
	Republic of Costa Rica	7.000%	4/4/44	1,930	1,467
	Republic of Costa Rica	7.158%	3/12/45	2,351	1,817
Total Costa Rica (Cost $9,646)					7,888
Cote d’Ivoire (0.3%)
Sovereign Bonds (0.3%)
[2]	Republic of Cote d’Ivoire	6.375%	3/3/28	1,900	1,696
[2]	Republic of Cote d’Ivoire	5.750%	12/31/32	2,073	1,802
[2]	Republic of Cote d’Ivoire	6.125%	6/15/33	2,500	2,142
Total Cote d’Ivoire (Cost $6,291)					5,640
Croatia (0.4%)
Sovereign Bonds (0.4%)
	Republic of Croatia	5.500%	4/4/23	2,700	2,908
	Republic of Croatia	6.000%	1/26/24	3,235	3,600
Total Croatia (Cost $6,379)					6,508
Dominican Republic (1.5%)
Sovereign Bonds (1.5%)
[2]	Dominican Republic	7.500%	5/6/21	1,708	1,700
	Dominican Republic	6.600%	1/28/24	875	853
[2]	Dominican Republic	5.875%	4/18/24	1,850	1,785
	Dominican Republic	5.500%	1/27/25	2,960	2,763
	Dominican Republic	6.875%	1/29/26	2,945	2,812
	Dominican Republic	5.950%	1/25/27	2,800	2,515
[1]	Dominican Republic	6.000%	7/19/28	950	850
	Dominican Republic	6.000%	7/19/28	1,519	1,361
[1]	Dominican Republic	4.500%	1/30/30	1,900	1,568
	Dominican Republic	7.450%	4/30/44	2,565	2,313
[1]	Dominican Republic	6.850%	1/27/45	370	300
[2]	Dominican Republic	6.850%	1/27/45	3,544	2,871

8

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Dominican Republic	6.500%	2/15/48	350	287
[1]	Dominican Republic	6.500%	2/15/48	525	431
[1]	Dominican Republic	6.400%	6/5/49	2,300	1,851
	Dominican Republic	6.400%	6/5/49	600	491
[1]	Dominican Republic	5.875%	1/30/60	2,850	2,244
Total Dominican Republic (Cost $32,048)					26,995
Ecuador (0.6%)
Sovereign Bonds (0.6%)
[5]	Republic of Ecuador	10.750%	3/28/22	5,600	1,760
[5]	Republic of Ecuador	8.750%	6/2/23	2,500	773
[5]	Republic of Ecuador	7.950%	6/20/24	4,250	1,332
[1,5]	Republic of Ecuador	7.875%	3/27/25	500	142
[5]	Republic of Ecuador	7.875%	3/27/25	200	57
[5]	Republic of Ecuador	9.650%	12/13/26	3,450	980
[5]	Republic of Ecuador	9.625%	6/2/27	1,900	535
[5]	Republic of Ecuador	8.875%	10/23/27	4,800	1,372
[1,5]	Republic of Ecuador	7.875%	1/23/28	5,200	1,478
[5]	Republic of Ecuador	7.875%	1/23/28	700	199
[1,5]	Republic of Ecuador	10.750%	1/31/29	3,600	1,026
[1,5]	Republic of Ecuador	9.500%	3/27/30	2,400	698
Total Ecuador (Cost $35,520)					10,352
Egypt (1.8%)
Sovereign Bonds (1.8%)
	Arab Republic of Egypt	6.125%	1/31/22	4,453	4,427
[1]	Arab Republic of Egypt	5.577%	2/21/23	300	289
	Arab Republic of Egypt	5.577%	2/21/23	1,750	1,694
[1]	Arab Republic of Egypt	4.550%	11/20/23	800	750
	Arab Republic of Egypt	6.200%	3/1/24	1,650	1,598
	Arab Republic of Egypt	5.875%	6/11/25	2,475	2,334
	Arab Republic of Egypt	7.500%	1/31/27	4,100	3,983
	Arab Republic of Egypt	6.588%	2/21/28	2,225	2,035
	Arab Republic of Egypt	7.600%	3/1/29	3,850	3,658
[1]	Arab Republic of Egypt	7.053%	1/15/32	1,350	1,207
	Arab Republic of Egypt	6.875%	4/30/40	800	661
	Arab Republic of Egypt	8.500%	1/31/47	4,560	4,067
	Arab Republic of Egypt	7.903%	2/21/48	1,900	1,637
	Arab Republic of Egypt	8.700%	3/1/49	2,950	2,640
[1]	Arab Republic of Egypt	8.150%	11/20/59	1,000	870
Total Egypt (Cost $35,065)					31,850
El Salvador (0.5%)
Sovereign Bonds (0.5%)
	Republic of El Salvador	7.750%	1/24/23	1,649	1,413
	Republic of El Salvador	5.875%	1/30/25	1,218	979
[1]	Republic of El Salvador	6.375%	1/18/27	150	119
	Republic of El Salvador	6.375%	1/18/27	1,162	922
	Republic of El Salvador	8.625%	2/28/29	1,255	1,061
	Republic of El Salvador	8.250%	4/10/32	1,032	847
	Republic of El Salvador	7.650%	6/15/35	1,840	1,452

9

Emerging Markets Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
Republic of El Salvador	7.625%	2/1/41	1,218	932
[1,2] Republic of El Salvador	7.125%	1/20/50	1,800	1,341
Total El Salvador (Cost $11,628)				9,066
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
Federal Democratic Republic of Ethiopia	6.625%	12/11/24	1,750	1,508
Total Ethiopia (Cost $1,761)				1,508
Gabon (0.2%)
Sovereign Bonds (0.2%)
[2] Gabonese Republic	6.375%	12/12/24	1,586	1,135
Gabonese Republic	6.950%	6/16/25	1,050	742
[1,2] Gabonese Republic	6.625%	2/6/31	1,500	1,050
Total Gabon (Cost $4,139)				2,927
Ghana (0.8%)
Sovereign Bonds (0.8%)
[2] Republic of Ghana	8.125%	1/18/26	1,570	1,291
[1,2] Republic of Ghana	6.375%	2/11/27	2,500	1,919
[2] Republic of Ghana	7.875%	3/26/27	730	576
[2] Republic of Ghana	7.625%	5/16/29	2,500	1,910
[2] Republic of Ghana	10.750%	10/14/30	1,400	1,458
[2] Republic of Ghana	8.125%	3/26/32	2,700	2,046
[1,2] Republic of Ghana	7.875%	2/11/35	2,000	1,505
[1,2] Republic of Ghana	8.627%	6/16/49	1,600	1,200
[2] Republic of Ghana	8.950%	3/26/51	1,700	1,280
[1,2] Republic of Ghana	8.750%	3/11/61	1,100	830
Total Ghana (Cost $18,140)				14,015
Guatemala (0.5%)
Sovereign Bonds (0.5%)
Republic of Guatemala	5.750%	6/6/22	1,453	1,497
Republic of Guatemala	4.500%	5/3/26	1,500	1,490
Republic of Guatemala	4.375%	6/5/27	1,200	1,185
Republic of Guatemala	4.875%	2/13/28	600	601
[1,2] Republic of Guatemala	4.900%	6/1/30	400	395
[1,2] Republic of Guatemala	5.375%	4/24/32	800	814
[2] Republic of Guatemala	6.125%	6/1/50	2,900	3,028
Total Guatemala (Cost $9,000)				9,010
Honduras (0.1%)
Sovereign Bonds (0.1%)
[2] Republic of Honduras	7.500%	3/15/24	1,000	985
Republic of Honduras	6.250%	1/19/27	1,270	1,191
Total Honduras (Cost $2,406)				2,176
Hungary (0.8%)
Sovereign Bonds (0.8%)
Republic of Hungary	6.375%	3/29/21	5	5
Republic of Hungary	5.375%	2/21/23	2,990	3,229
Republic of Hungary	5.750%	11/22/23	3,204	3,564

10

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Republic of Hungary	5.375%	3/25/24	3,573	3,977
	Republic of Hungary	7.625%	3/29/41	2,300	3,670
Total Hungary (Cost $13,905)					14,445
Indonesia (7.2%)
Sovereign Bonds (7.2%)
	Pertamina Persero PT	4.875%	5/3/22	750	769
[1]	Pertamina Persero PT	4.300%	5/20/23	430	436
	Pertamina Persero PT	4.300%	5/20/23	1,500	1,528
[1]	Pertamina Persero PT	5.625%	5/20/43	200	203
	Pertamina Persero PT	6.450%	5/30/44	2,100	2,331
	Pertamina Persero PT	6.500%	11/7/48	400	449
[1]	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,250	1,239
	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,417	1,405
[1]	Perusahaan Listrik Negara PT	5.250%	10/24/42	300	306
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	2,100	2,118
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	378	381
[1]	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	800	816
[4]	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	2,000	2,040
[4]	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	850	873
[1]	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	400	418
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	3,100	3,236
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	3,169	3,316
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	3,585	3,809
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	4,250	4,441
[1]	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	900	954
[4]	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	2,182	2,313
[1,4]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	1,000	1,067
[4]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	600	640
	Republic of Indonesia	4.875%	5/5/21	3,500	3,573
	Republic of Indonesia	3.700%	1/8/22	1,500	1,524
	Republic of Indonesia	3.750%	4/25/22	3,950	4,019
	Republic of Indonesia	3.375%	4/15/23	4,400	4,465
	Republic of Indonesia	5.375%	10/17/23	1,459	1,571
	Republic of Indonesia	5.875%	1/15/24	3,950	4,331
	Republic of Indonesia	4.450%	2/11/24	1,800	1,895
	Republic of Indonesia	4.125%	1/15/25	4,230	4,408
	Republic of Indonesia	4.750%	1/8/26	4,450	4,806
	Republic of Indonesia	4.350%	1/8/27	2,500	2,655
	Republic of Indonesia	3.850%	7/18/27	2,250	2,322
	Republic of Indonesia	3.500%	1/11/28	2,636	2,659
	Republic of Indonesia	4.100%	4/24/28	2,458	2,581
	Republic of Indonesia	4.750%	2/11/29	2,200	2,409
	Republic of Indonesia	3.400%	9/18/29	1,600	1,596
	Republic of Indonesia	2.850%	2/14/30	500	484
	Republic of Indonesia	8.500%	10/12/35	3,340	4,843
	Republic of Indonesia	6.625%	2/17/37	2,687	3,403
	Republic of Indonesia	7.750%	1/17/38	3,888	5,472
	Republic of Indonesia	5.250%	1/17/42	4,400	5,003
	Republic of Indonesia	4.625%	4/15/43	3,125	3,334
	Republic of Indonesia	6.750%	1/15/44	3,650	4,946
	Republic of Indonesia	5.125%	1/15/45	4,069	4,586

11

Emerging Markets Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
Republic of Indonesia	5.950%	1/8/46	1,360	1,695
Republic of Indonesia	5.250%	1/8/47	3,200	3,692
Republic of Indonesia	4.750%	7/18/47	1,850	2,001
Republic of Indonesia	4.350%	1/11/48	2,850	2,950
Republic of Indonesia	5.350%	2/11/49	1,900	2,251
Republic of Indonesia	3.700%	10/30/49	1,850	1,818
Republic of Indonesia	3.500%	2/14/50	1,400	1,393
Total Indonesia (Cost $125,420)				127,773
Iraq (0.3%)
Sovereign Bonds (0.3%)
[1] Republic of Iraq	6.752%	3/9/23	650	491
Republic of Iraq	6.752%	3/9/23	1,550	1,170
[2] Republic of Iraq	5.800%	1/15/28	4,695	3,404
Total Iraq (Cost $6,673)				5,065
Jamaica (0.5%)
Sovereign Bonds (0.5%)
Jamaica	6.750%	4/28/28	2,550	2,537
[2] Jamaica	8.000%	3/15/39	2,248	2,349
Jamaica	7.875%	7/28/45	3,250	3,386
Total Jamaica (Cost $9,530)				8,272
Jordan (0.3%)
Sovereign Bonds (0.3%)
Hashemite Kingdom of Jordan	6.125%	1/29/26	1,800	1,769
Hashemite Kingdom of Jordan	5.750%	1/31/27	1,814	1,735
Hashemite Kingdom of Jordan	7.375%	10/10/47	1,850	1,712
Total Jordan (Cost $5,467)				5,216
Kazakhstan (0.9%)
Sovereign Bonds (0.9%)
KazMunayGas National Co. JSC	5.750%	4/19/47	1,400	1,388
[1] KazMunayGas National Co. JSC	6.375%	10/24/48	900	929
KazMunayGas National Co. JSC	6.375%	10/24/48	600	626
Republic of Kazakhstan	3.875%	10/14/24	2,320	2,447
Republic of Kazakhstan	5.125%	7/21/25	5,000	5,546
Republic of Kazakhstan	4.875%	10/14/44	1,900	2,148
Republic of Kazakhstan	6.500%	7/21/45	2,630	3,481
Total Kazakhstan (Cost $16,165)				16,565
Kenya (0.5%)
Sovereign Bonds (0.5%)
[1] Republic of Kenya	6.875%	6/24/24	200	182
Republic of Kenya	6.875%	6/24/24	3,475	3,172
[2] Republic of Kenya	7.000%	5/22/27	1,425	1,283
Republic of Kenya	7.250%	2/28/28	1,800	1,624
[2] Republic of Kenya	8.000%	5/22/32	2,200	1,985
Republic of Kenya	8.250%	2/28/48	1,825	1,633
Total Kenya (Cost $11,018)				9,879

12

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
Kuwait (0.9%)
Sovereign Bonds (0.9%)
	State of Kuwait	2.750%	3/20/22	6,575	6,714
	State of Kuwait	3.500%	3/20/27	8,290	9,081
Total Kuwait (Cost $15,136)					15,795
Lebanon (0.3%)
Sovereign Bonds (0.3%)
[5]	Republic of Lebanon	6.100%	10/4/22	4,339	693
[5]	Republic of Lebanon	6.000%	1/27/23	1,810	288
[5]	Republic of Lebanon	6.650%	4/22/24	1,791	285
[5]	Republic of Lebanon	6.200%	2/26/25	2,100	335
[5]	Republic of Lebanon	6.250%	6/12/25	400	64
[5]	Republic of Lebanon	6.600%	11/27/26	3,605	572
[5]	Republic of Lebanon	6.850%	3/23/27	2,750	430
[5]	Republic of Lebanon	6.750%	11/29/27	2,411	380
[5]	Republic of Lebanon	6.650%	11/3/28	2,040	324
[5]	Republic of Lebanon	6.850%	5/25/29	500	79
[5]	Republic of Lebanon	6.650%	2/26/30	3,225	512
[5]	Republic of Lebanon	7.000%	3/23/32	2,450	389
[5]	Republic of Lebanon	7.050%	11/2/35	500	79
[5]	Republic of Lebanon	7.250%	3/23/37	1,825	286
Total Lebanon (Cost $25,344)					4,716
Malaysia (1.6%)
Sovereign Bonds (1.6%)
	1MDB Global Investments Ltd.	4.400%	3/9/23	5,700	5,082
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	1,850	1,937
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	775	924
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	2,000	2,119
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	950	1,098
	Petronas Capital Ltd.	3.500%	3/18/25	2,800	2,918
[1]	Petronas Capital Ltd.	3.500%	4/21/30	3,750	3,937
	Petronas Capital Ltd.	4.500%	3/18/45	2,800	3,088
[1]	Petronas Capital Ltd.	4.550%	4/21/50	4,200	4,578
[1]	Petronas Capital Ltd.	4.800%	4/21/60	600	693
[1]	Wakala Global Sukuk Bhd.	4.646%	7/6/21	1,450	1,499
Total Malaysia (Cost $27,773)					27,873
Mexico (9.1%)
Sovereign Bonds (9.1%)
[1]	Mexico City Airport Trust	5.500%	7/31/47	390	343
	Mexico City Airport Trust	5.500%	7/31/47	3,554	2,950
	Petroleos Mexicanos	6.875%	8/4/26	5,657	4,681
[1]	Petroleos Mexicanos	6.490%	1/23/27	3,791	3,081
	Petroleos Mexicanos	6.500%	3/13/27	9,437	7,653
	Petroleos Mexicanos	5.350%	2/12/28	5,250	3,918
	Petroleos Mexicanos	6.500%	1/23/29	4,075	3,186
[1]	Petroleos Mexicanos	6.840%	1/23/30	7,159	5,587
[1]	Petroleos Mexicanos	5.950%	1/28/31	5,900	4,266
	Petroleos Mexicanos	6.625%	6/15/35	5,144	3,604
	Petroleos Mexicanos	6.500%	6/2/41	2,960	1,979
	Petroleos Mexicanos	6.375%	1/23/45	2,910	1,931

13

Emerging Markets Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
Petroleos Mexicanos	6.750%	9/21/47	10,379	7,153
Petroleos Mexicanos	6.350%	2/12/48	5,455	3,633
[1] Petroleos Mexicanos	7.690%	1/23/50	14,515	10,647
[1] Petroleos Mexicanos	6.950%	1/28/60	6,894	4,807
United Mexican States	3.625%	3/15/22	3,273	3,326
United Mexican States	8.000%	9/24/22	1,200	1,368
United Mexican States	4.000%	10/2/23	5,526	5,650
United Mexican States	3.600%	1/30/25	4,099	4,107
[2] United Mexican States	3.900%	4/27/25	3,000	2,996
United Mexican States	4.125%	1/21/26	4,362	4,440
United Mexican States	4.150%	3/28/27	5,360	5,393
United Mexican States	3.750%	1/11/28	3,830	3,766
United Mexican States	4.500%	4/22/29	5,661	5,713
[2] United Mexican States	3.250%	4/16/30	5,625	5,042
United Mexican States	8.300%	8/15/31	1,500	2,008
[2] United Mexican States	4.750%	4/27/32	2,900	2,920
United Mexican States	7.500%	4/8/33	1,010	1,303
United Mexican States	6.750%	9/27/34	2,976	3,586
United Mexican States	6.050%	1/11/40	6,719	7,292
United Mexican States	4.750%	3/8/44	7,720	7,183
United Mexican States	5.550%	1/21/45	5,104	5,290
United Mexican States	4.600%	1/23/46	5,481	4,983
United Mexican States	4.350%	1/15/47	3,526	3,104
United Mexican States	4.600%	2/10/48	4,223	3,839
[2] United Mexican States	4.500%	1/31/50	5,300	4,758
[2] United Mexican States	5.000%	4/27/51	1,000	910
United Mexican States	5.750%	10/12/10	5,062	4,802
Total Mexico (Cost $193,002)				163,198
Mongolia (0.2%)
Sovereign Bonds (0.2%)
Mongolia	5.125%	12/5/22	3,050	2,698
[1] Mongolia	5.625%	5/1/23	200	176
Mongolia	8.750%	3/9/24	1,000	948
Total Mongolia (Cost $4,286)				3,822
Morocco (0.2%)
Sovereign Bonds (0.2%)
Kingdom of Morocco	4.250%	12/11/22	2,600	2,704
Kingdom of Morocco	5.500%	12/11/42	1,125	1,274
OCP SA	6.875%	4/25/44	300	357
Total Morocco (Cost $4,155)				4,335
Mozambique (0.1%)
Sovereign Bonds (0.1%)
[2] Republic of Mozambique	5.000%	9/15/31	1,700	1,175
Total Mozambique (Cost $1,611)				1,175
Namibia (0.1%)
Sovereign Bonds (0.1%)
Republic of Namibia	5.500%	11/3/21	1,200	1,153
Republic of Namibia	5.250%	10/29/25	1,150	1,044
Total Namibia (Cost $2,376)				2,197

14

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
Nigeria (0.8%)
Sovereign Bonds (0.8%)
	Federal Republic of Nigeria	6.375%	7/12/23	1,000	855
[1]	Federal Republic of Nigeria	7.625%	11/21/25	400	334
	Federal Republic of Nigeria	7.625%	11/21/25	1,550	1,290
	Federal Republic of Nigeria	6.500%	11/28/27	2,600	1,954
	Federal Republic of Nigeria	7.143%	2/23/30	2,500	1,881
[1]	Federal Republic of Nigeria	8.747%	1/21/31	1,100	880
	Federal Republic of Nigeria	7.875%	2/16/32	2,850	2,149
[1]	Federal Republic of Nigeria	7.875%	2/16/32	700	528
[1]	Federal Republic of Nigeria	7.696%	2/23/38	2,175	1,601
	Federal Republic of Nigeria	7.625%	11/28/47	1,900	1,389
	Federal Republic of Nigeria	9.248%	1/21/49	1,500	1,219
Total Nigeria (Cost $18,560)					14,080
Oman (1.8%)
Sovereign Bonds (1.8%)
	Oman Sovereign Sukuk SAOC	4.397%	6/1/24	4,200	3,892
[1]	Oman Sovereign Sukuk SAOC	5.932%	10/31/25	900	849
	Oman Sovereign Sukuk SAOC	5.932%	10/31/25	1,900	1,786
	Sultanate of Oman	3.625%	6/15/21	2,419	2,315
	Sultanate of Oman	3.875%	3/8/22	2,450	2,243
[1]	Sultanate of Oman	4.125%	1/17/23	1,250	1,083
	Sultanate of Oman	4.125%	1/17/23	1,000	867
[1]	Sultanate of Oman	4.875%	2/1/25	450	367
	Sultanate of Oman	4.750%	6/15/26	4,575	3,482
	Sultanate of Oman	5.375%	3/8/27	4,125	3,146
[1]	Sultanate of Oman	5.625%	1/17/28	1,200	920
	Sultanate of Oman	5.625%	1/17/28	3,350	2,545
[1]	Sultanate of Oman	6.000%	8/1/29	4,100	3,152
	Sultanate of Oman	6.500%	3/8/47	3,315	2,309
[1]	Sultanate of Oman	6.750%	1/17/48	1,750	1,225
	Sultanate of Oman	6.750%	1/17/48	3,200	2,259
Total Oman (Cost $39,663)					32,440
Pakistan (0.5%)
Sovereign Bonds (0.5%)
	Islamic Republic of Pakistan	8.250%	4/15/24	1,950	1,831
	Islamic Republic of Pakistan	8.250%	9/30/25	900	830
[1]	Islamic Republic of Pakistan	6.875%	12/5/27	950	813
	Islamic Republic of Pakistan	6.875%	12/5/27	1,650	1,415
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	2,100	1,970
	Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	1,600	1,470
Total Pakistan (Cost $9,353)					8,329
Panama (2.1%)
Sovereign Bonds (2.1%)
[2]	Republic of Panama	4.000%	9/22/24	2,100	2,200
[2]	Republic of Panama	3.750%	3/16/25	2,209	2,303
	Republic of Panama	7.125%	1/29/26	1,925	2,296
	Republic of Panama	8.875%	9/30/27	1,885	2,521
[2]	Republic of Panama	3.875%	3/17/28	1,933	2,049

15

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Republic of Panama	9.375%	4/1/29	1,750	2,415
[2]	Republic of Panama	3.160%	1/23/30	2,900	2,900
[2]	Republic of Panama	6.700%	1/26/36	3,795	4,986
[2]	Republic of Panama	4.500%	5/15/47	2,200	2,447
[2]	Republic of Panama	4.500%	4/16/50	3,200	3,504
[2]	Republic of Panama	4.300%	4/29/53	2,450	2,700
[2]	Republic of Panama	4.500%	4/1/56	4,600	5,188
[2]	Republic of Panama	3.870%	7/23/60	1,500	1,545
Total Panama (Cost $36,248)					37,054
Paraguay (0.6%)
Sovereign Bonds (0.6%)
	Republic of Paraguay	4.625%	1/25/23	1,472	1,498
	Republic of Paraguay	5.000%	4/15/26	1,010	1,049
	Republic of Paraguay	4.700%	3/27/27	900	923
[1,2]	Republic of Paraguay	4.950%	4/28/31	1,800	1,818
	Republic of Paraguay	6.100%	8/11/44	1,700	1,852
	Republic of Paraguay	5.600%	3/13/48	1,250	1,306
[1,2]	Republic of Paraguay	5.400%	3/30/50	1,300	1,346
[2]	Republic of Paraguay	5.400%	3/30/50	200	205
Total Paraguay (Cost $10,206)					9,997
Papua New Guinea (0.1%)
Sovereign Bonds (0.1%)
[1]	Papua New Guinea	8.375%	10/4/28	500	475
	Papua New Guinea	8.375%	10/4/28	500	440
Total Papua New Guinea (Cost $1,028)					915
Peru (1.6%)
Sovereign Bonds (1.6%)
	Republic of Peru	7.350%	7/21/25	2,859	3,569
[2]	Republic of Peru	2.392%	1/23/26	1,900	1,911
	Republic of Peru	4.125%	8/25/27	1,747	1,953
	Republic of Peru	2.844%	6/20/30	1,350	1,390
[2]	Republic of Peru	2.783%	1/23/31	2,600	2,681
	Republic of Peru	8.750%	11/21/33	3,586	5,647
[2]	Republic of Peru	6.550%	3/14/37	2,346	3,372
	Republic of Peru	5.625%	11/18/50	4,917	7,276
Total Peru (Cost $25,862)					27,799
Philippines (3.0%)
Sovereign Bonds (3.0%)
	Republic of the Philippines	4.200%	1/21/24	2,914	3,118
[2]	Republic of the Philippines	7.500%	9/25/24	1,150	1,343
	Republic of the Philippines	10.625%	3/16/25	2,684	3,660
	Republic of the Philippines	5.500%	3/30/26	1,650	1,931
	Republic of the Philippines	3.000%	2/1/28	3,950	4,150
	Republic of the Philippines	3.750%	1/14/29	3,000	3,353
	Republic of the Philippines	9.500%	2/2/30	3,673	5,840
	Republic of the Philippines	7.750%	1/14/31	3,654	5,367
	Republic of the Philippines	6.375%	1/15/32	1,850	2,507
	Republic of the Philippines	6.375%	10/23/34	3,695	5,256
	Republic of the Philippines	5.000%	1/13/37	2,480	3,165

16

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Republic of the Philippines	3.950%	1/20/40	3,750	4,319
	Republic of the Philippines	3.700%	3/1/41	3,750	4,303
	Republic of the Philippines	3.700%	2/2/42	3,320	3,809
	Republic of the Philippines	2.950%	5/5/45	1,550	1,544
Total Philippines (Cost $50,722)					53,665
Poland (0.9%)
Sovereign Bonds (0.9%)
	Republic of Poland	5.000%	3/23/22	4,969	5,296
[6]	Republic of Poland	3.000%	3/17/23	3,503	3,665
	Republic of Poland	4.000%	1/22/24	3,883	4,232
	Republic of Poland	3.250%	4/6/26	3,210	3,487
Total Poland (Cost $16,040)					16,680
Qatar (5.9%)
Sovereign Bonds (5.9%)
[7]	QNB Finance Ltd., 3M USD LIBOR + 1.350%	2.988%	5/31/21	2,300	2,279
	SoQ Sukuk A QSC	3.241%	1/18/23	3,235	3,354
	State of Qatar	2.375%	6/2/21	6,300	6,362
[1]	State of Qatar	4.500%	1/20/22	3,250	3,399
[1]	State of Qatar	3.875%	4/23/23	100	106
	State of Qatar	3.875%	4/23/23	6,475	6,860
	State of Qatar	3.375%	3/14/24	4,400	4,641
[1]	State of Qatar	3.400%	4/16/25	3,500	3,720
	State of Qatar	3.250%	6/2/26	6,900	7,287
[1]	State of Qatar	4.500%	4/23/28	5,500	6,251
	State of Qatar	4.000%	3/14/29	7,350	8,157
[1]	State of Qatar	3.750%	4/16/30	2,100	2,289
[1]	State of Qatar	9.750%	6/15/30	1,250	1,984
	State of Qatar	9.750%	6/15/30	1,325	2,110
[1]	State of Qatar	6.400%	1/20/40	925	1,306
	State of Qatar	6.400%	1/20/40	728	1,031
[1]	State of Qatar	5.750%	1/20/42	516	683
	State of Qatar	5.750%	1/20/42	1,200	1,596
	State of Qatar	4.625%	6/2/46	3,850	4,538
	State of Qatar	5.103%	4/23/48	11,300	14,112
[1]	State of Qatar	4.817%	3/14/49	300	358
	State of Qatar	4.817%	3/14/49	10,605	12,771
[1]	State of Qatar	4.400%	4/16/50	8,900	10,055
Total Qatar (Cost $100,153)					105,249
Romania (0.7%)
Sovereign Bonds (0.7%)
	Republic of Romania	6.750%	2/7/22	3,682	3,900
	Republic of Romania	4.375%	8/22/23	2,704	2,805
[1]	Republic of Romania	4.875%	1/22/24	176	186
	Republic of Romania	4.875%	1/22/24	1,780	1,887
	Republic of Romania	6.125%	1/22/44	1,670	1,968
[1]	Republic of Romania	5.125%	6/15/48	200	211
	Republic of Romania	5.125%	6/15/48	2,000	2,118
Total Romania (Cost $13,039)					13,075

17

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
Russia (5.2%)
Sovereign Bonds (5.2%)
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	2,750	2,825
[1]	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	218
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	2,100	2,288
[1]	Gazprom PJSC Via Gaz Finance plc	3.250	2/25/30	3,800	3,566
	Rosneft Oil Co. Via Rosneft International Finance DAC	4.199%	3/6/22	3,727	3,783
	Russian Federation	4.500%	4/4/22	3,600	3,781
[1]	Russian Federation	4.875%	9/16/23	450	491
	Russian Federation	4.875%	9/16/23	5,400	5,879
	Russian Federation	4.750%	5/27/26	5,800	6,425
	Russian Federation	4.250%	6/23/27	4,400	4,766
	Russian Federation	12.750%	6/24/28	4,585	7,710
	Russian Federation	4.375%	3/21/29	5,400	5,958
[2]	Russian Federation	7.500%	3/31/30	3,692	4,188
	Russian Federation	5.100%	3/28/35	7,200	8,432
	Russian Federation	5.625%	4/4/42	5,000	6,315
	Russian Federation	5.875%	9/16/43	2,800	3,678
[1]	Russian Federation	5.250%	6/23/47	2,600	3,206
	Russian Federation	5.250%	6/23/47	9,800	12,082
	Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	425	439
	Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,300	2,419
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	3,924	4,053
Total Russia (Cost $86,113)					92,502
Saudi Arabia (9.1%)
Sovereign Bonds (9.1%)
[1]	Kingdom of Saudi Arabia	2.375%	10/26/21	2,800	2,828
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,392	6,458
[1]	Kingdom of Saudi Arabia	2.875%	3/4/23	1,000	1,023
	Kingdom of Saudi Arabia	2.875%	3/4/23	5,010	5,122
[1]	Kingdom of Saudi Arabia	4.000%	4/17/25	3,475	3,705
	Kingdom of Saudi Arabia	4.000%	4/17/25	4,865	5,185
[1]	Kingdom of Saudi Arabia	2.900%	10/22/25	3,900	3,910
	Kingdom of Saudi Arabia	3.250%	10/26/26	5,100	5,256
[1]	Kingdom of Saudi Arabia	3.250%	10/26/26	4,995	5,151
[1]	Kingdom of Saudi Arabia	3.625%	3/4/28	2,800	2,933
	Kingdom of Saudi Arabia	3.625%	3/4/28	6,950	7,281
[1]	Kingdom of Saudi Arabia	4.375%	4/16/29	2,600	2,899
	Kingdom of Saudi Arabia	4.375%	4/16/29	4,700	5,238
[1]	Kingdom of Saudi Arabia	4.500%	4/17/30	2,550	2,850
	Kingdom of Saudi Arabia	4.500%	4/17/30	3,750	4,200
[1]	Kingdom of Saudi Arabia	2.750%	2/3/32	1,800	1,730
	Kingdom of Saudi Arabia	4.500%	10/26/46	12,245	12,700
[1]	Kingdom of Saudi Arabia	4.625%	10/4/47	1,100	1,155
	Kingdom of Saudi Arabia	4.625%	10/4/47	7,330	7,693
	Kingdom of Saudi Arabia	5.000%	4/17/49	6,425	7,103
[1]	Kingdom of Saudi Arabia	5.250%	1/16/50	2,300	2,616
	Kingdom of Saudi Arabia	5.250%	1/16/50	3,950	4,476
	Kingdom of Saudi Arabia	3.750%	1/21/55	600	548
[1]	Kingdom of Saudi Arabia	3.750%	1/21/55	4,900	4,495
[1]	Kingdom of Saudi Arabia	4.500%	4/22/60	3,800	3,696

18

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[1]	KSA Sukuk Ltd.	2.894%	4/20/22	2,700	2,734
	KSA Sukuk Ltd.	2.894%	4/20/22	5,850	5,965
[8]	KSA Sukuk Ltd.	3.628%	4/20/27	9,300	9,757
[1]	KSA Sukuk Ltd.	4.303%	1/19/29	1,900	2,105
	KSA Sukuk Ltd.	4.303%	1/19/29	2,050	2,277
[1]	KSA Sukuk Ltd.	2.969%	10/29/29	4,775	4,785
[1]	Saudi Arabian Oil Co.	2.875%	4/16/24	2,000	2,012
	Saudi Arabian Oil Co.	2.875%	4/16/24	2,300	2,321
[1]	Saudi Arabian Oil Co.	3.500%	4/16/29	5,200	5,240
	Saudi Arabian Oil Co.	3.500%	4/16/29	400	406
[1]	Saudi Arabian Oil Co.	4.250%	4/16/39	5,100	5,248
[1]	Saudi Arabian Oil Co.	4.375%	4/16/49	5,700	5,921
[1]	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	450	462
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,350	2,440
Total Saudi Arabia (Cost $158,986)					161,924
Senegal (0.2%)
Sovereign Bonds (0.2%)
	Republic of Senegal	6.250%	7/30/24	800	741
[2]	Republic of Senegal	6.250%	5/23/33	2,200	1,923
[1,2]	Republic of Senegal	6.750%	3/13/48	400	332
[2]	Republic of Senegal	6.750%	3/13/48	1,600	1,325
Total Senegal (Cost $4,923)					4,321
Serbia (0.2%)
Sovereign Bonds (0.2%)
	Republic of Serbia	7.250%	9/28/21	2,963	3,103
Total Serbia (Cost $3,104)					3,103
South Africa (1.7%)
Sovereign Bonds (1.7%)
	Republic of South Africa	5.875%	5/30/22	1,821	1,876
	Republic of South Africa	4.665%	1/17/24	2,800	2,755
	Republic of South Africa	5.875%	9/16/25	3,550	3,537
	Republic of South Africa	4.875%	4/14/26	2,450	2,273
	Republic of South Africa	4.850%	9/27/27	1,800	1,620
	Republic of South Africa	4.300%	10/12/28	2,750	2,308
	Republic of South Africa	4.850%	9/30/29	3,700	3,177
	Republic of South Africa	5.875%	6/22/30	2,550	2,349
	Republic of South Africa	6.250%	3/8/41	1,406	1,232
	Republic of South Africa	5.375%	7/24/44	1,900	1,472
	Republic of South Africa	5.000%	10/12/46	1,900	1,415
	Republic of South Africa	5.650%	9/27/47	2,600	2,032
	Republic of South Africa	6.300%	6/22/48	1,250	1,036
	Republic of South Africa	5.750%	9/30/49	4,900	3,821
Total South Africa (Cost $35,571)					30,903
Sri Lanka (0.8%)
Sovereign Bonds (0.8%)
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,400	980
	Democratic Socialist Republic of Sri Lanka	5.750%	1/18/22	950	596
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	1,950	1,213
[1]	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	1,100	641

19

Emerging Markets Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	1,050	608
Democratic Socialist Republic of Sri Lanka	6.850%	3/14/24	2,200	1,297
Democratic Socialist Republic of Sri Lanka	6.350%	6/28/24	1,100	650
Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	1,100	628
Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	2,850	1,624
Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,850	1,050
Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	1,850	1,017
Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	2,450	1,329
Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	2,350	1,308
Democratic Socialist Republic of Sri Lanka	7.550%	3/28/30	2,750	1,543
Total Sri Lanka (Cost $24,926)				14,484
Suriname (0.0%)
Sovereign Bonds (0.0%)
Republic of Suriname	9.250%	10/26/26	1,100	391
Total Suriname (Cost $1,064)				391
Tajikistan (0.0%)
Sovereign Bonds (0.0%)
[2] Republic of Tajikistan	7.125%	9/14/27	775	491
Total Tajikistan (Cost $719)				491
Trinidad & Tobago (0.1%)
Sovereign Bonds (0.1%)
[1] Republic of Trinidad & Tobago	4.375%	1/16/24	400	376
Republic of Trinidad & Tobago	4.500%	8/4/26	2,300	2,141
Total Trinidad & Tobago (Cost $2,725)				2,517
Tunisia (0.1%)
Sovereign Bonds (0.1%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	1,850	1,554
Total Tunisia (Cost $1,739)				1,554
Turkey (5.8%)
Sovereign Bonds (5.8%)
Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	1,750	1,727
Hazine Mustesarligi Varlik Kiralama AS	5.800%	2/21/22	3,800	3,755
Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	2,175	2,086
[1] Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	729
[9] Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	1,200	1,092
Republic of Turkey	5.125%	3/25/22	1,825	1,802
Republic of Turkey	6.250%	9/26/22	4,611	4,622
Republic of Turkey	3.250%	3/23/23	3,076	2,836
Republic of Turkey	7.250%	12/23/23	3,750	3,798
Republic of Turkey	5.750%	3/22/24	3,913	3,773
Republic of Turkey	6.350%	8/10/24	4,200	4,122
Republic of Turkey	5.600%	11/14/24	4,900	4,666
Republic of Turkey	7.375%	2/5/25	5,250	5,333
Republic of Turkey	4.250%	3/13/25	3,800	3,387
Republic of Turkey	4.250%	4/14/26	2,650	2,278
Republic of Turkey	4.875%	10/9/26	5,550	4,867
Republic of Turkey	6.000%	3/25/27	5,062	4,649
Republic of Turkey	5.125%	2/17/28	3,800	3,295

20

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Republic of Turkey	6.125%	10/24/28	3,800	3,455
	Republic of Turkey	7.625%	4/26/29	4,550	4,482
	Republic of Turkey	11.875%	1/15/30	2,805	3,524
	Republic of Turkey	5.250%	3/13/30	3,550	2,945
	Republic of Turkey	8.000%	2/14/34	2,905	2,937
	Republic of Turkey	6.875%	3/17/36	4,654	4,197
	Republic of Turkey	7.250%	3/5/38	1,850	1,726
	Republic of Turkey	6.750%	5/30/40	3,790	3,268
	Republic of Turkey	6.000%	1/14/41	5,457	4,369
	Republic of Turkey	4.875%	4/16/43	5,619	4,065
	Republic of Turkey	6.625%	2/17/45	4,750	3,980
	Republic of Turkey	5.750%	5/11/47	6,550	4,969
Total Turkey (Cost $111,009)					102,734
Ukraine (1.4%)
Sovereign Bonds (1.4%)
[1]	Ukraine	7.750%	9/1/21	507	489
	Ukraine	7.750%	9/1/21	1,990	1,917
	Ukraine	7.750%	9/1/22	2,550	2,422
	Ukraine	7.750%	9/1/23	2,050	1,938
[1]	Ukraine	8.994%	2/1/24	300	293
	Ukraine	8.994%	2/1/24	1,350	1,309
	Ukraine	7.750%	9/1/24	2,510	2,357
	Ukraine	7.750%	9/1/25	1,650	1,536
	Ukraine	7.750%	9/1/26	2,750	2,530
	Ukraine	7.750%	9/1/27	2,600	2,370
[1]	Ukraine	9.750%	11/1/28	450	441
	Ukraine	9.750%	11/1/28	2,350	2,292
[1,2]	Ukraine	7.375%	9/25/32	1,800	1,593
[2]	Ukraine	7.375%	9/25/32	3,550	3,129
Total Ukraine (Cost $26,376)					24,616
United Arab Emirates (4.6%)
Sovereign Bonds (4.6%)
[1,2]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	2,050	2,175
[2]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	1,925	2,059
[1]	DP World plc	6.850%	7/2/37	3,290	3,535
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	1,000	1,061
	Emirate of Abu Dhabi	2.125%	5/3/21	4,265	4,291
	Emirate of Abu Dhabi	2.500%	10/11/22	6,200	6,323
	Emirate of Abu Dhabi	2.125%	9/30/24	200	202
[1]	Emirate of Abu Dhabi	2.125%	9/30/24	4,700	4,755
[1]	Emirate of Abu Dhabi	2.500%	4/16/25	1,500	1,544
[1]	Emirate of Abu Dhabi	3.125%	5/3/26	450	477
	Emirate of Abu Dhabi	3.125%	5/3/26	4,507	4,780
[1]	Emirate of Abu Dhabi	3.125%	10/11/27	1,500	1,587
	Emirate of Abu Dhabi	3.125%	10/11/27	6,250	6,650
	Emirate of Abu Dhabi	2.500%	9/30/29	1,000	1,016
[1]	Emirate of Abu Dhabi	2.500%	9/30/29	4,500	4,556
[1]	Emirate of Abu Dhabi	3.125%	4/16/30	3,750	3,975
[1]	Emirate of Abu Dhabi	4.125%	10/11/47	900	1,007
	Emirate of Abu Dhabi	4.125%	10/11/47	4,650	5,196
	Emirate of Abu Dhabi	3.125%	9/30/49	400	385

21

Emerging Markets Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[1]	Emirate of Abu Dhabi	3.125%	9/30/49	7,300	6,966
[1]	Emirate of Abu Dhabi	3.875%	4/16/50	4,000	4,230
	Emirate of Dubai	3.875%	1/30/23	1,400	1,432
	Emirate of Dubai	5.250%	1/30/43	1,000	970
[1]	MDC - GMTN BV	5.500%	3/1/22	2,510	2,660
[1]	MDGH - GMTN BV	3.700%	11/7/49	2,800	2,687
	RAK Capital	3.094%	3/31/25	2,050	2,037
	Sharjah Sukuk 2 Ltd.	3.839%	1/27/21	300	301
	Sharjah Sukuk Ltd.	3.764%	9/17/24	800	818
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	2,000	2,042
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	2,300	2,383
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	1,500	1,433
Total United Arab Emirates (Cost $83,226)					83,533
United States (0.1%)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Note/Bond	1.500%	2/15/30	760	822
	United States Treasury Note/Bond	2.375%	11/15/49	210	265
Total United States (Cost $1,086)					1,087
Uruguay (1.5%)
Sovereign Bonds (1.5%)
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	2,089	2,210
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	2,784	3,028
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	2,413	2,645
	Oriental Republic of Uruguay	7.875%	1/15/33	1,296	1,808
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	1,765	2,442
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	1,505	1,535
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	6,925	7,877
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	4,835	5,451
Total Uruguay (Cost $25,523)					26,996
Uzbekistan (0.1%)
Sovereign Bonds (0.1%)
	Republic of Uzbekistan	4.750%	2/20/24	800	800
	Republic of Uzbekistan	5.375%	2/20/29	975	985
Total Uzbekistan (Cost $1,804)					1,785
Venezuela (0.1%)
Sovereign Bonds (0.1%)
[5]	Bolivarian Republic of Venezuela	6.000%	12/9/20	2,356	189
[2,5]	Bolivarian Republic of Venezuela	12.750%	8/23/22	3,355	269
[5]	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,532	123
[5]	Bolivarian Republic of Venezuela	8.250%	10/13/24	2,829	226
[5]	Bolivarian Republic of Venezuela	7.650%	4/21/25	2,392	191
[5]	Bolivarian Republic of Venezuela	11.750%	10/21/26	2,227	178
[5]	Bolivarian Republic of Venezuela	9.250%	9/15/27	3,226	282
[5]	Bolivarian Republic of Venezuela	9.250%	5/7/28	940	75
[2,5]	Bolivarian Republic of Venezuela	11.950%	8/5/31	4,429	354
[5]	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	166
[5]	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	110
Total Venezuela (Cost $13,423)					2,163

22

Emerging Markets Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
Vietnam (0.1%)
Sovereign Bonds (0.1%)
Socialist Republic of Vietnam	4.800%	11/19/24	1,800	1,861
Total Vietnam (Cost $1,846)				1,861
Zambia (0.1%)
Sovereign Bonds (0.1%)
Republic of Zambia	5.375%	9/20/22	1,350	443
Republic of Zambia	8.500%	4/14/24	1,800	592
Republic of Zambia	8.970%	7/30/27	2,325	761
Total Zambia (Cost $4,616)				1,796

			Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[10] Vanguard Market Liquidity Fund	0.522%		115,976	11,598
Total Temporary Cash Investments (Cost $11,598)				11,598
Total Investments (99.3%) (Cost $1,955,381)				1,771,873
Other Assets and Liabilities—Net (0.7%)				11,885
Net Assets (100%)				1,783,758

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $261,817,000, representing 14.7% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Guaranteed by the Republic of Azerbaijan.
4	Guaranteed by the Republic of Indonesia.
5	Non-income-producing security—security in default.
6	Securities with a value of $419,000 have been segregated as initial margin for open futures contracts.
7	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Guaranteed by the Kingdom of Saudi Arabia.
9	Guaranteed by the Republic of Turkey.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

LIBOR—London Interbank Offered Rate.

23

Emerging Markets Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	76	11,934	4
Ultra Long U.S. Treasury Bond	June 2020	9	2,023	4
2-Year U.S. Treasury Note	June 2020	8	1,763	1
30-Year U.S. Treasury Bond	June 2020	5	905	8
				17

Short Futures Contracts
5-Year U.S. Treasury Note	June 2020	(51)	(6,400)	(1)
10-Year U.S. Treasury Note	June 2020	(49)	(6,814)	(15)
				(16)
				1

24

Emerging Markets Government Bond Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,943,783)	1,760,275
Affiliated Issuers (Cost $11,598)	11,598
Total Investments in Securities	1,771,873
Investment in Vanguard	89
Receivables for Investment Securities Sold	47,130
Receivables for Accrued Income	24,146
Receivables for Capital Shares Issued	277
Variation Margin Receivable—Futures Contracts	231
Total Assets	1,843,746
Liabilities
Due to Custodian	77
Payables for Investment Securities Purchased	59,263
Payables for Capital Shares Redeemed	222
Payables for Distributions	152
Payables to Vanguard	268
Variation Margin Payable—Futures Contracts	6
Total Liabilities	59,988
Net Assets	1,783,758

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Government Bond Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	1,986,343
Total Distributable Earnings (Loss)	(202,585)
Net Assets	1,783,758

ETF Shares—Net Assets
Applicable to 20,751,147 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,483,183
Net Asset Value Per Share—ETF Shares	$71.47

Admiral Shares—Net Assets
Applicable to 14,148,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	253,749
Net Asset Value Per Share—Admiral Shares	$17.94

Institutional Shares—Net Assets
Applicable to 1,627,745 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,826
Net Asset Value Per Share—Institutional Shares	$28.77

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Government Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	50,483
Total Income	50,483
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative—ETF Shares	1,899
Management and Administrative—Admiral Shares	336
Management and Administrative—Institutional Shares	61
Marketing and Distribution—ETF Shares	54
Marketing and Distribution—Admiral Shares	11
Marketing and Distribution—Institutional Shares	—
Custodian Fees	18
Shareholders’ Reports—ETF Shares	40
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,451
Net Investment Income	48,032
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(21,929)
Futures Contracts	138
Realized Net Gain (Loss)	(21,791)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(227,665)
Futures Contracts	(54)
Change in Unrealized Appreciation (Depreciation)	(227,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	(201,478)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $73,000, $10,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($4,040,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,032	74,770
Realized Net Gain (Loss)	(21,791)	6,368
Change in Unrealized Appreciation (Depreciation)	(227,719)	109,704
Net Increase (Decrease) in Net Assets Resulting from Operations	(201,478)	190,842
Distributions[1]
Investor Shares	—	(224)
ETF Shares	(39,720)	(58,791)
Admiral Shares	(6,669)	(12,340)
Institutional Shares	(1,176)	(1,568)
Total Distributions	(47,565)	(72,923)
Capital Share Transactions
Investor Shares	—	(10,529)
ETF Shares	154,678	409,733
Admiral Shares	15,118	(3,148)
Institutional Shares	1,607	29,042
Net Increase (Decrease) from Capital Share Transactions	171,403	425,098
Total Increase (Decrease)	(77,640)	543,017
Net Assets
Beginning of Period	1,861,398	1,318,381
End of Period	1,783,758	1,861,398

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Emerging Markets Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$80.38	$74.27	$80.73	$80.11	$75.81	$79.40
Investment Operations
Net Investment Income	1.902[1]	3.738[1]	3.411[1]	3.713[1]	3.753	3.516
Net Realized and Unrealized Gain (Loss) on Investments[2]	(8.897)	6.044	(6.445)	.589	4.228	(3.556)
Total from Investment Operations	(6.995)	9.782	(3.034)	4.302	7.981	(.040)
Distributions
Dividends from Net Investment Income	(1.915)	(3.672)	(3.426)	(3.682)	(3.681)	(3.550)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.915)	(3.672)	(3.426)	(3.682)	(3.681)	(3.550)
Net Asset Value, End of Period	$71.47	$80.38	$74.27	$80.73	$80.11	$75.81

Total Return	-8.89%	13.47%	-3.84%	5.56%	10.84%	-0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,483	$1,538	$1,033	$1,002	$874	$501
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.30%	0.32%	0.32%	0.34%
Ratio of Net Investment Income to Average Net Assets	4.90%	4.79%	4.42%	4.67%	4.89%	4.67%
Portfolio Turnover Rate[3]	11%	48%	25%	19%	24%	20%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $00, $.00, $.04, $.07, $.04, and $.06.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Emerging Markets Government Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.16	$18.63	$20.24	$20.09	$19.00	$19.90
Investment Operations
Net Investment Income	.478[1]	.939[1]	.858[1]	.934[1]	.941	.885
Net Realized and Unrealized Gain (Loss) on Investments[2]	(2.234)	1.521	(1.613)	.150	1.076	(.894)
Total from Investment Operations	(1.756)	2.460	(.755)	1.084	2.017	(.009)
Distributions
Dividends from Net Investment Income	(.464)	(.930)	(.855)	(.934)	(.927)	(.891)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.464)	(.930)	(.855)	(.934)	(.927)	(.891)
Net Asset Value, End of Period	$17.94	$20.16	$18.63	$20.24	$20.09	$19.00

Total Return[3]	-8.86%	13.46%	-3.80%	5.57%	10.89%	0%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$254	$273	$256	$288	$191	$131
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.30%	0.32%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	4.90%	4.79%	4.42%	4.67%	4.89%	4.68%
Portfolio Turnover Rate[4]	11%	48%	25%	19%	24%	20%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.01, $.02, $.01, and $.02.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Emerging Markets Government Bond Index Fund

Financial Highlights

Institutional Shares
Six Months	Feb. 11,	Nov. 25
Ended	2015[1] to	2014[1] to
For a Share Outstanding	April 30,	Year Ended October 31,	Oct. 31,	Dec. 18,
Throughout Each Period	2020	2019	2018	2017	2016	2015	2014
Net Asset Value,
Beginning of Period	$32.33	$29.88	$32.47	$32.24	$30.50	$30.72	$31.53
Investment Operations
Net Investment Income	.769[2]	1.522[2]	1.380[2]	1.508[2]	1.521	1.019	.108
Net Realized and Unrealized Gain (Loss) on Investments[3]	(3.583)	2.425	(2.596)	.238	1.715	(.159)	(1.240)
Total from Investment Operations	(2.814)	3.947	(1.216)	1.746	3.236	.860	(1.132)
Distributions
Dividends from Net Investment Income	(.746)	(1.497)	(1.374)	(1.516)	(1.496)	(1.080)	(.108)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.746)	(1.497)	(1.374)	(1.516)	(1.496)	(1.080)	(.108)
Net Asset Value, End of Period	$28.77	$32.33	$29.88	$32.47	$32.24	$30.50	$30.29

Total Return[4]	-8.86%	13.46%	-3.82%	5.59%	10.89%	2.82%	-3.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47	$51	$19	$20	$21	$10	$0
Ratio of Total Expenses to Average Net Assets	0.24%	0.23%	0.29%	0.29%	0.29%	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.92%	4.81%	4.43%	4.70%	4.92%	4.75%	4.72%
Portfolio Turnover Rate[5]	11%	48%	25%	19%	24%	20%[6]	20%[6]

The expense ratio and net investment income ratio for the current period have been annualized.

1	The class commenced operations on November 25, 2014. On December 18, 2014, all outstanding shares were redeemed and the Net Asset Value represents the per share amount at which such shares were redeemed. On February 11, 2015, the class recommenced operations. The expense ratio and net income ratio for the periods shown have been annualized.
2	Calculated based on average shares outstanding.
3	Includes increases from purchase fees of $.00 for 2020, $.00 for 2019, $.02 for 2018, $.03 for 2017, $.02 for 2016, and $.04 in aggregate for periods prior to November 1, 2015.
4	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Emerging Markets Government Bond Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

32

Emerging Markets Government Bond Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

33

Emerging Markets Government Bond Index Fund

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $89,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

34

Emerging Markets Government Bond Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Sovereign Bonds	—	1,759,188	—	1,759,188
U.S. Government and Agency Obligations	—	1,087	—	1,087
Temporary Cash Investments	11,598	—	—	11,598
Total	11,598	1,760,275	—	1,771,873
Derivative Financial Instruments
Assets
Futures Contracts[1]	231	—	—	231
Liabilities
Futures Contracts[1]	6	—	—	6

1 Represents variation margin on the last day of the reporting period.

D.   As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,955,586
Gross Unrealized Appreciation	42,281
Gross Unrealized Depreciation	(225,993)
Net Unrealized Appreciation (Depreciation)	(183,712)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $3,445,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended April 30, 2020, the fund purchased $550,363,000 of investment securities and sold $375,535,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $18,831,000 and $20,472,000, respectively. Total purchases and sales include $319,806,000 and $183,634,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

35

Emerging Markets Government Bond Index Fund

F.   Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	—	—	1,019	106
Issued in Lieu of Cash Distributions	—	—	207	22
Redeemed[2]	—	—	(11,755)	(1,203)
Net Increase (Decrease)—ETF Shares	—	—	(10,529)	(1,075)
ETF Shares
Issued[1]	342,589	4,216	417,149	5,319
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(187,911)	(2,600)	(7,416)	(100)
Net Increase (Decrease)—ETF Shares	154,678	1,616	409,733	5,219
Admiral Shares
Issued[1,2]	54,108	2,697	63,817	3,263
Issued in Lieu of Cash Distributions	5,520	285	10,121	516
Redeemed	(44,510)	(2,365)	(77,086)	(3,967)
Net Increase (Decrease)—Admiral Shares	15,118	617	(3,148)	(188)
Institutional Shares
Issued[1]	11,701	417	28,354	892
Issued in Lieu of Cash Distributions	1,143	37	1,568	50
Redeemed	(11,237)	(389)	(880)	(27)
Net Increase (Decrease)—Institutional Shares	1,607	65	29,042	915

1	Includes purchase fees for fiscal 2020 and 2019 of $509,000 and $532,000, respectively (fund totals).
2	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 981,000 and 490,000 shares, respectively, in the amount of $9,638,000 from the conversion during the year ended October 31, 2019.

G. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

36

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Government Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2013, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

37

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

38

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Government Bond Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

39

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q11202 062020

Semiannual Report | April 30, 2020 Vanguard Global Minimum Volatility Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	26

Liquidity Risk Management	28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Minimum Volatility Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$878.69	$0.98
Admiral™ Shares	1,000.00	879.05	0.65
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.17	0.70

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.14% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Global Minimum Volatility Fund

Fund Allocation

As of April 30, 2020

Communication Services	9.6%
Consumer Discretionary	10.8
Consumer Staples	12.3
Energy	0.4
Financials	11.7
Health Care	14.4
Industrials	7.0
Information Technology	16.0
Materials	4.8
Real Estate	5.0
Utilities	8.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective report-ing period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global Minimum Volatility Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)
Australia (3.6%)
	Wesfarmers Ltd.	1,571,267	38,165
	Woolworths Group Ltd.	1,109,637	25,679
	Sonic Healthcare Ltd.	1,011,418	17,862
	AGL Energy Ltd.	673,832	7,395
	Transurban Group	820,957	7,319
	CSL Ltd.	35,456	7,068
	Ramsay Health Care Ltd.	111,672	4,535
	Coles Group Ltd.	388,853	3,899
	Newcrest Mining Ltd.	175,803	3,186
	Northern Star Resources Ltd.	271,335	2,191
	Caltex Australia Ltd.	101,411	1,633
	JB Hi-Fi Ltd.	61,545	1,392
	ASX Ltd.	21,305	1,123
	BWP Trust	383,701	877
	Crown Resorts Ltd.	136,657	875
	Coca-Cola Amatil Ltd.	117,488	654
			123,853
Belgium (0.5%)
	Colruyt SA	162,878	9,762
*	Ucb SA	36,580	3,352
	Ageas	59,225	2,135
	Elia Group SA	11,876	1,365
	Sofina SA	4,201	989
	Cofinimmo SA	6,589	916
			18,519
Brazil (0.6%)
	Telefonica Brasil SA ADR	2,123,707	17,839
	Cia Brasileira de Distribuicao ADR	119,650	1,461
	Gerdau SA ADR	640,331	1,377
			20,677
Canada (5.2%)
	BCE Inc.	864,102	34,944
	TELUS Corp.	1,353,698	22,125
^	Emera Inc.	472,936	18,826
	Shaw Communications Inc. Class B	844,343	13,776
	National Bank of Canada	302,137	12,186
	Intact Financial Corp.	118,307	11,259
	Franco-Nevada Corp.	81,181	10,740
^	Canadian Tire Corp. Ltd. Class A	133,381	9,359
	Dollarama Inc.	275,136	8,630
*	CGI Inc.	118,851	7,580
	Barrick Gold Corp.	239,338	6,161
	George Weston Ltd.	69,311	4,917
	Metro Inc.	116,208	4,781
	Loblaw Cos. Ltd.	76,082	3,744
	Agnico Eagle Mines Ltd.	56,977	3,329
[1]	Hydro One Ltd.	44,707	811
	WSP Global Inc.	11,914	799
	Saputo Inc.	30,228	760
	Fortis Inc.	19,321	749
			175,476
Chile (0.2%)
	Enel Americas SA ADR	626,058	5,065
	Banco Santander Chile ADR	68,869	1,158
			6,223
China (3.5%)
*,2	Alibaba Group Holding Ltd. ADR	245,141	49,683
[2]	China Mobile Ltd. ADR	668,773	26,731
	ZTO Express Cayman Inc. ADR	848,367	25,247
*	TAL Education Group ADR	194,154	10,521
*	China Biologic Products
	Holdings Inc.	69,329	7,227
*	GDS Holdings Ltd. ADR	14,933	856
			120,265
Denmark (0.3%)
	Coloplast A/S Class B	31,556	4,977
	Carlsberg A/S Class B	25,138	3,172
	Tryg A/S	101,509	2,707
			10,856

4

Global Minimum Volatility Fund

		Market
		Value•
	Shares	($000)
Finland (0.2%)
Elisa Oyj	86,714	5,269
Kesko Oyj Class B	104,016	1,695
		6,964
Germany (1.8%)
* Deutsche Telekom AG	2,552,128	37,311
* Merck KGaA	90,205	10,469
Hannover Rueck SE	37,952	6,047
Fielmann AG	47,070	3,095
Vonovia SE	56,550	2,797
* Beiersdorf AG	18,207	1,905
		61,624
Hong Kong (2.1%)
CLP Holdings Ltd.	2,412,850	25,827
Power Assets Holdings Ltd.	2,791,500	18,704
Hang Seng Bank Ltd.	724,100	12,664
CK Hutchison Holdings Ltd.	459,000	3,402
China Mengniu Dairy Co. Ltd.	820,000	2,904
Want Want China Holdings Ltd.	2,935,000	2,092
CK Infrastructure Holdings Ltd.	210,500	1,250
Jardine Matheson Holdings Ltd.	26,500	1,161
Chow Tai Fook Jewellery Group Ltd.	1,131,200	957
MTR Corp. Ltd.	170,500	945
BOC Hong Kong Holdings Ltd.	258,000	792
		70,698
India (1.9%)
Infosys Ltd. ADR	3,418,730	31,555
HDFC Bank Ltd. ADR	320,354	13,887
Dr Reddy’s Laboratories Ltd. ADR	215,659	11,040
ICICI Bank Ltd. ADR	836,474	8,164
		64,646
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT ADR	286,923	6,223

Ireland (0.3%)
Kerry Group plc Class A	79,474	9,148

Israel (0.3%)
Bank Hapoalim BM	1,106,320	7,091
Bank Leumi Le-Israel BM	404,288	2,178
		9,269
Italy (0.9%)
Assicurazioni Generali SPA	1,762,131	25,140
Hera SPA	543,844	2,013
UnipolSai Assicurazioni SPA	656,555	1,609
* Davide Campari-Milano SPA	127,351	990
		29,752
Japan (10.3%)
Japan Tobacco Inc.	2,743,000	51,083
Chugai Pharmaceutical Co. Ltd.	239,000	28,489
Canon Inc.	1,193,600	25,108
Yamada Denki Co. Ltd.	4,510,200	21,388
Softbank Corp.	1,258,500	17,138
Pan Pacific International Holdings Corp.	796,700	15,435
Skylark Holdings Co. Ltd.	1,020,000	15,077
Toyo Suisan Kaisha Ltd.	203,300	9,776
^ Sawai Pharmaceutical Co. Ltd.	174,800	9,545
Fujitsu Ltd.	95,900	9,317
Secom Co. Ltd.	78,400	6,524
ABC-Mart Inc.	118,100	6,002
NEC Corp.	156,100	5,990
Sekisui House Ltd.	345,200	5,922
Kagome Co. Ltd.	230,700	5,892
East Japan Railway Co.	80,100	5,849
Ajinomoto Co. Inc.	310,100	5,523
Chugoku Electric Power Co. Inc.	394,000	5,301
ITOCHU Corp.	268,000	5,254
Nitori Holdings Co. Ltd.	33,200	5,089
West Japan Railway Co.	79,500	4,913
FUJIFILM Holdings Corp.	100,400	4,782
Kyocera Corp.	85,200	4,552
Kintetsu Group Holdings Co. Ltd.	89,100	4,256
Shionogi & Co. Ltd.	76,400	4,219
Nippon Telegraph & Telephone Corp.	183,900	4,188
Nissin Foods Holdings Co. Ltd.	45,200	3,716
Mitsubishi Materials Corp.	155,900	3,193
Calbee Inc.	104,300	3,156
Kyowa Kirin Co. Ltd.	123,400	2,864
Ezaki Glico Co. Ltd.	55,400	2,433
Trend Micro Inc.	46,600	2,364

5

Global Minimum Volatility Fund

		Market
		Value•
	Shares	($000)
J Front Retailing Co. Ltd.	281,400	2,296
Ricoh Co. Ltd.	318,400	2,170
Hoshizaki Corp.	28,300	2,157
MS&AD Insurance Group Holdings Inc.	74,000	2,132
Marui Group Co. Ltd.	127,500	2,087
SG Holdings Co. Ltd.	74,400	2,070
Seiko Epson Corp.	176,800	2,008
Yoshinoya Holdings Co. Ltd.	92,500	1,912
Keio Corp.	30,700	1,737
Odakyu Electric Railway Co. Ltd.	78,700	1,736
Sankyo Co. Ltd.	55,900	1,535
MOS Food Services Inc.	60,500	1,523
Nagoya Railroad Co. Ltd.	52,800	1,511
NH Foods Ltd.	41,000	1,455
KYORIN Holdings Inc.	68,600	1,426
Nisshin Seifun Group Inc.	86,100	1,338
Ibiden Co. Ltd.	50,200	1,283
Unicharm Corp.	33,100	1,220
Toho Co. Ltd.	36,500	1,195
MediPal Holdings Corp.	60,600	1,169
Oracle Corp. Japan	11,200	1,153
Obic Co. Ltd.	7,600	1,140
Toshiba Corp.	43,900	1,089
Tokyu Corp.	70,400	1,060
Suzuken Co. Ltd.	24,500	944
Kewpie Corp.	46,300	919
Kamigumi Co. Ltd.	52,000	916
Lawson Inc.	17,400	904
TIS Inc.	47,400	904
Keihan Holdings Co. Ltd.	19,900	894
Nippon Shinyaku Co. Ltd.	12,600	885
Takashimaya Co. Ltd.	95,300	861
Asahi Group Holdings Ltd.	19,800	681
Japan Post Bank Co. Ltd.	68,900	640
		351,288
Mexico (0.5%)
Fomento Economico Mexicano SAB de CV ADR	238,814	15,363

Netherlands (0.0%)
Koninklijke Ahold Delhaize NV	47,806	1,161

Norway (0.4%)
Orkla ASA	1,501,564	13,564

Poland (0.1%)
Powszechny Zaklad Ubezpieczen SA	214,925	1,586
Bank Polska Kasa Opieki SA	105,844	1,343
* KGHM Polska Miedz SA	50,781	955
		3,884
Russia (0.5%)
Lukoil PJSC ADR	121,551	7,930
Sberbank of Russia PJSC ADR	511,168	5,427
MMC Norilsk Nickel PJSC ADR	54,345	1,507
Novatek PJSC GDR	6,727	943
Polyus PJSC GDR	9,966	810
Rosneft Oil Co. PJSC GDR	165,805	743
		17,360
Singapore (0.7%)
Singapore Telecommunications Ltd.	3,775,400	7,544
Oversea-Chinese Banking Corp. Ltd.	1,090,048	6,955
United Overseas Bank Ltd.	210,900	3,014
Singapore Technologies Engineering Ltd.	788,900	1,911
Wilmar International Ltd.	670,300	1,688
Singapore Airlines Ltd.	260,040	1,124
Ascendas REIT	391,700	819
		23,055
South Africa (0.2%)
AngloGold Ashanti Ltd. ADR	284,725	6,944

South Korea (2.6%)
KT&G Corp.	308,956	20,628
Korea Zinc Co. Ltd.	50,052	15,908
KT Corp.	510,114	10,017
SK Telecom Co. Ltd.	50,443	8,767
Samsung Electronics Co. Ltd.	137,365	5,648
Posco	27,961	4,225
Shinhan Financial Group Co. Ltd.	128,159	3,249
Kakao Corp.	18,849	2,849
Yuhan Corp.	69,905	2,716
Maeil Dairies Co. Ltd.	33,866	2,238
Kangwon Land Inc.	99,245	2,051
Samsung SDS Co. Ltd.	12,428	1,658
Lotte Shopping Co. Ltd.	19,835	1,624
GS Holdings Corp.	51,116	1,608
Macquarie Korea Infrastructure Fund	106,880	1,005

6

Global Minimum Volatility Fund

			Market
			Value•
		Shares	($000)
	KB Financial Group Inc.	35,035	1,002
	Korea Aerospace Industries Ltd.	43,257	913
	Samsung C&T Corp.	10,189	892
	SK Holdings Co. Ltd.	5,637	842
	Hyundai Steel Co.	44,481	791
			88,631
Spain (1.2%)
*	Ferrovial SA	633,944	15,874
*,1	Aena SME SA	114,403	14,482
	Merlin Properties Socimi SA	390,697	3,626
	Endesa SA	115,800	2,568
	Industria de Diseno Textil SA	63,299	1,621
	Grifols SA	31,936	1,090
	Red Electrica Corp. SA	57,686	1,015
	Viscofan SA	13,131	842
			41,118
Sweden (0.1%)
*,^	ICA Gruppen AB	95,903	4,196

Switzerland (2.9%)
	Swisscom AG	82,792	43,018
	Baloise Holding AG	66,558	9,958
	Roche Holding AG	22,360	7,743
	Geberit AG	16,853	7,537
	Chocoladefabriken Lindt & Spruengli AG	887	6,910
*	Nestle SA	50,386	5,336
	Kuehne & Nagel International AG	32,263	4,615
	Roche Holding AG (Bearer)	6,722	2,335
*	Flughafen Zurich AG	18,638	2,305
*	Alcon Inc.	41,500	2,190
*	Allreal Holding AG	9,242	1,717
	Swiss Prime Site AG	16,696	1,589
	Novartis AG	16,173	1,380
	Sonova Holding AG	3,879	701
			97,334
Taiwan (0.2%)
	Chunghwa Telecom Co. Ltd. ADR	133,191	4,903
	United Microelectronics Corp. ADR	995,508	2,489
			7,392
United Kingdom (5.7%)
	GlaxoSmithKline plc	2,142,145	44,691
	Smith & Nephew plc	700,529	13,709
	National Grid plc	1,117,437	13,095
	Wm Morrison Supermarkets plc	5,417,044	12,449
	Halma plc	441,797	11,615
	Tate & Lyle plc	1,115,470	9,995
	Next plc	150,046	8,934
	Rightmove plc	1,311,086	8,197
	Admiral Group plc	243,447	7,104
	B&M European Value Retail SA	1,583,221	6,621
	Associated British Foods plc	228,470	5,424
	Coca-Cola HBC AG	199,667	5,059
	BAE Systems plc	745,532	4,755
	Polymetal International plc	225,140	4,611
	Informa plc	824,261	4,553
	Segro plc	422,617	4,430
	Sage Group plc	522,131	4,199
	Smiths Group plc	266,122	4,144
	RSA Insurance Group plc	817,048	3,703
	Reckitt Benckiser Group plc	37,979	3,164
	DCC plc	42,098	2,994
	Direct Line Insurance Group plc	534,040	1,819
	Inchcape plc	216,811	1,366
	Marks & Spencer Group plc	912,719	1,063
	UDG Healthcare plc	128,402	1,013
	WH Smith plc	60,133	949
	J Sainsbury plc	341,484	850
	Bunzl plc	36,572	794
	UK Commercial Property REIT Ltd.	899,207	766
	Derwent London plc	19,497	762
			192,828
United States (52.5%)
Communication Services (1.4%)
*	Liberty Broadband Corp.Class C	186,381	22,865
[3]	Cable One Inc.	8,893	17,011
*	Yandex NV Class A	124,463	4,702
*	Madison Square Garden Sports C	10,813	1,853
	John Wiley & Sons Inc. Class A	24,872	934
*	Liberty Media Corp-Liberty SiriusXM Class C	27,307	930
	Madison Square Garden Entertainment Corp.	10,813	894
			49,189
Consumer Discretionary (4.1%)
	Dollar General Corp.	261,181	45,785
	Service Corp.International	579,789	21,301

7

Global Minimum Volatility Fund

			Market
			Value•
		Shares	($000)
*	Bright Horizons Family Solutions Inc.	164,406	19,145
*	O’Reilly Automotive Inc.	41,108	15,882
	Yum China Holdings Inc.	187,880	9,105
*	Murphy USA Inc.	79,292	8,468
*	AutoZone Inc.	7,113	7,258
	Graham Holdings Co. Class B	11,897	4,640
	Pool Corp.	21,122	4,471
*	ServiceMaster Global Holdings Inc.	79,923	2,721
			138,776
Consumer Staples (4.2%)
[2]	Walmart Inc.	241,730	29,382
[2]	PepsiCo Inc.	199,923	26,448
	Church & Dwight Co. Inc.	200,621	14,041
	Colgate-Palmolive Co.	176,445	12,399
	Flowers Foods Inc.	381,799	8,506
[2]	Clorox Co.	41,040	7,652
	Sysco Corp.	104,704	5,892
	Lamb Weston Holdings Inc.	94,430	5,794
	Hershey Co.	43,111	5,709
	Lancaster Colony Corp.	36,026	4,850
	Kimberly-Clark Corp.	34,755	4,813
	Brown-Forman Corp. Class B	72,501	4,510
[2]	Hormel Foods Corp.	78,102	3,659
	Vector Group Ltd.	322,977	3,456
	J&J Snack Foods Corp.	24,150	3,068
	WD-40 Co.	9,565	1,667
			141,846
Energy (0.1%)
	SFL Corp. Ltd.	77,542	875
*	Cosan Ltd.	57,718	770
			1,645
Financials (7.0%)
	Blackstone Mortgage Trust Inc. Class A	1,219,610	28,697
	AGNC Investment Corp.	2,159,423	26,820
	Brown & Brown Inc.	658,622	23,651
	RenaissanceRe Holdings Ltd.	144,465	21,093
	White Mountains Insurance Group Ltd.	20,321	19,772
	Washington Federal Inc.	586,823	15,692
	Arthur J Gallagher & Co.	176,880	13,885
	Annaly Capital Management Inc.	2,112,456	13,203
	WR Berkley Corp.	221,445	11,958
	Hanover Insurance Group Inc.	106,249	10,665
	Globe Life Inc.	105,584	8,694
	Capitol Federal Financial Inc.	455,900	5,466
	Bank of Hawaii Corp.	80,035	5,457
	Axis Capital Holdings Ltd.	112,279	4,109
*	Arch Capital Group Ltd.	163,311	3,924
	American Financial Group Inc.	50,234	3,328
	TFS Financial Corp.	219,700	2,999
	MFA Financial Inc.	1,628,431	2,850
	Commerce Bancshares Inc.	46,158	2,824
	Cincinnati Financial Corp.	38,276	2,519
	*Markel Corp.	2,382	2,063
	Northwest Bancshares Inc.	180,081	1,911
	ProAssurance Corp.	78,172	1,672
	Fidelity National Financial Inc.	52,157	1,411
	Everest Re Group Ltd.	6,848	1,186
	Old Republic International Corp.	49,084	783
	Marsh & McLennan Cos. Inc.	7,371	717
			237,349
Health Care (8.6%)
	Amgen Inc.	230,436	55,125
[2]	Johnson & Johnson	363,571	54,550
[2]	Merck & Co. Inc.	644,826	51,161
	Chemed Corp.	114,164	47,557
[2]	Quest Diagnostics Inc.	342,022	37,660
	Gilead Sciences Inc.	250,773	21,065
	Zoetis Inc.	98,633	12,754
*	Premier Inc. Class A	130,395	4,324
*	NuVasive Inc.	47,961	2,920
*	Laboratory Corp. of America Holdings	10,420	1,714
*	Globus Medical Inc.	32,029	1,520
	CONMED Corp.	20,305	1,501
	Universal Health Services Inc. Class B	14,187	1,499
			293,350
Industrials (2.7%)
	Republic Services Inc.	484,392	37,947
	CH Robinson Worldwide Inc.	188,948	13,396
	Waste Management Inc.	107,750	10,777
	Carlisle Cos. Inc.	87,668	10,604
	BWX Technologies Inc.	122,402	6,495
*	Teledyne Technologies Inc.	9,312	3,033
	EMCOR Group Inc.	36,466	2,317
	Expeditors International of Washington Inc.	19,921	1,426

8

Global Minimum Volatility Fund

			Market
			Value•
		Shares	($000)
	CoreLogic Inc.	36,165	1,390
	National Presto Industries Inc.	17,011	1,383
	Amerco	4,224	1,183
	Rollins Inc.	25,864	1,035
	Simpson Manufacturing Co. Inc.	12,766	920
	Valmont Industries Inc.	7,060	828
	Graco Inc.	14,943	667
			93,401
Information Technology (12.1%)
	Amdocs Ltd.	922,502	59,446
	Citrix Systems Inc.	355,619	51,568
[2]	Jack Henry & Associates Inc.	306,662	50,154
[2]	Paychex Inc.	566,988	38,850
*	Black Knight Inc.	497,326	35,096
[2]	Oracle Corp.	632,605	33,509
	Genpact Ltd.	676,028	23,276
*	Tyler Technologies Inc.	70,853	22,722
	Broadridge Financial Solutions Inc.	166,049	19,262
	MAXIMUS Inc.	271,340	18,267
[2]	Motorola Solutions Inc.	85,082	12,236
*	Fiserv Inc.	116,961	12,054
*	CACI International Inc. Class A	37,572	9,398
	Dolby Laboratories Inc. Class A	89,433	5,369
*	Gartner Inc.	39,274	4,666
*	Check Point Software Technologies Ltd.	35,069	3,708
*	Euronet Worldwide Inc.	39,339	3,610
	Booz Allen Hamilton Holding Corp.	35,262	2,590
*	ExlService Holdings Inc.	24,622	1,520
	J2 Global Inc.	17,528	1,413
*	ViaSat Inc.	33,163	1,406
	Automatic Data Processing Inc.	7,395	1,085
	InterDigital Inc.	17,574	1,015
*	Verint Systems Inc.	19,497	833
			413,053
Materials (2.9%)
	AptarGroup Inc.	306,397	32,809
	Newmont Corp.	379,970	22,601
	Royal Gold Inc.	133,067	16,305
	Kaiser Aluminum Corp.	155,085	11,202
	Sonoco Products Co.	172,413	8,421
	Reliance Steel & Aluminum Co.	46,411	4,157
	Silgan Holdings Inc.	100,451	3,465
			98,960
Real Estate (4.4%)
[3]	Equity Commonwealth	1,061,488	36,038
	Equity LifeStyle Properties Inc.	266,692	16,084
	PS Business Parks Inc.	70,969	9,161
	UDR Inc.	236,106	8,847
	Camden Property Trust	78,610	6,923
	EastGroup Properties Inc.	63,751	6,758
	Terreno Realty Corp.	122,872	6,736
	Mid-America Apartment Communities Inc.	58,193	6,513
	Rayonier Inc.	233,356	5,608
	Highwoods Properties Inc.	142,285	5,522
	Duke Realty Corp.	128,816	4,470
	Public Storage	23,220	4,306
	Rexford Industrial Realty Inc.	102,851	4,188
	Healthcare Realty Trust Inc.	125,624	3,692
	CubeSmart	130,646	3,292
	First Industrial Realty Trust Inc.	84,051	3,175
	AvalonBay Communities Inc.	16,287	2,654
	Apple Hospitality REIT Inc.	261,216	2,529
	American Homes 4 Rent Class A	84,870	2,049
	Alexandria Real Estate Equities Inc.	12,043	1,892
	Life Storage Inc.	21,159	1,853
	Agree Realty Corp.	28,140	1,832
	Extra Space Storage Inc.	18,431	1,626
	Piedmont Office Realty Trust Inc. Class A	89,683	1,556
	National Health Investors Inc.	16,707	920
	American Assets Trust Inc.	28,116	796
	WP Carey Inc.	10,945	720
	Hudson Pacific Properties Inc.	25,066	616
			150,356
Utilities (5.0%)
	Hawaiian Electric
	Industries Inc.	499,501	19,715
	IDACORP Inc.	212,886	19,539
	DTE Energy Co.	145,561	15,100
	Ameren Corp.	192,534	14,007
	NorthWestern Corp.	229,912	13,264
	WEC Energy Group Inc.	144,207	13,058
	Portland General Electric Co.	203,522	9,523
	MDU Resources Group Inc.	407,133	9,144

9

Global Minimum Volatility Fund

		Market
		Value•
	Shares	($000)
Public Service Enterprise Group Inc.	178,704	9,062
ALLETE Inc.	143,881	8,282
Sempra Energy	65,314	8,089
Consolidated Edison Inc.	99,603	7,849
CMS Energy Corp.	128,916	7,360
Avista Corp.	140,070	6,029
OGE Energy Corp.	143,132	4,511
Alliant Energy Corp.	47,673	2,314
Black Hills Corp.	29,141	1,805
		168,651

Total United States		1,786,576
Total Common Stocks (Cost $3,333,553)		3,384,887
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
[4,5] Vanguard Market Liquidity Fund, 0.522% (Cost $34,571)	345,765	34,577
Total Investments (100.5%)
(Cost $3,368,124)		3,419,464
Other Assets and Liabilities—Net (-0.5%)[2,5]		(18,320)
Net Assets (100%)		3,401,144

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,543,000.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $15,293,000, representing 0.4% of net assets.

[2]	Securities with a value of $31,630,000 and cash of $470,000 have been segregated as collateral for open forward currency contracts.

[3]	Securities with a value of $2,605,000 have been segregated as initial margin for open futures contracts.

[4]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

[5]	Collateral of $32,683,000 was received for securities on loan.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

10

Global Minimum Volatility Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	65		9,433	38
Dow Jones EURO STOXX 50 Index	June 2020	73		2,310	277
Topix Index	June 2020	9		1,219	93
FTSE 100 Index	June 2020	12		889	88
S&P ASX 200 Index	June 2020	6		542	38
					534

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank plc	5/15/20	JPY	923,747	USD	8,579	30	—
Deutsche Bank AG	5/15/20	USD	352,383	JPY	38,281,212	—	(4,409)
Toronto-Dominion Bank	5/15/20	USD	190,407	GBP	153,895	—	(3,436)
Deutsche Bank AG	5/15/20	USD	181,618	CAD	254,383	—	(1,138)
BNP Paribas	5/15/20	USD	156,005	EUR	143,258	—	(1,032)
Deutsche Bank AG	5/15/20	USD	120,817	AUD	194,623	—	(6,016)
Royal Bank of Canada	5/15/20	USD	98,220	CHF	95,145	—	(391)
Royal Bank of Canada	5/15/20	USD	97,757	HKD	758,176	—	(20)
BNP Paribas	5/15/20	USD	87,259	KRW	106,237,490	51	—
Toronto-Dominion Bank	5/15/20	USD	59,518	INR	4,589,760	—	(1,503)
Royal Bank of Canada	5/15/20	USD	24,152	BRL	126,931	841	—
Goldman Sachs International	5/15/20	USD	23,823	SGD	33,995	—	(286)
BNP Paribas	5/15/20	USD	18,077	RUB	1,369,532	—	(330)
Royal Bank of Canada	5/15/20	USD	14,004	MXN	341,322	—	(122)

11

Global Minimum Volatility Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank plc	5/15/20	USD	13,041	NOK	133,966	—	(36)
Deutsche Bank AG	5/15/20	USD	10,759	ZAR	196,568	172	—
Toronto-Dominion Bank	5/15/20	USD	10,233	DKK	70,086	—	(62)
Deutsche Bank AG	5/15/20	USD	8,926	GBP	7,095	—	(12)
Goldman Sachs International	5/18/20	USD	8,365	ILS	30,049	—	(260)
BNP Paribas	5/15/20	USD	7,122	TWD	213,353	—	(55)
BNP Paribas	5/15/20	USD	5,680	IDR	93,196,138	—	(572)
Royal Bank of Canada	5/15/20	USD	5,657	CLP	4,787,660	—	(79)
Deutsche Bank AG	5/15/20	USD	5,375	EUR	4,934	—	(34)
Barclays Bank plc	5/15/20	USD	4,172	SEK	41,834	—	(117)
Goldman Sachs International	5/15/20	USD	3,923	PLN	16,357	—	(19)
Goldman Sachs International	5/15/20	USD	1,104	HKD	8,564	—	—
Goldman Sachs International	5/15/20	USD	611	ZAR	11,161	10	—
Goldman Sachs International	5/15/20	USD	319	AUD	514	—	(16)
BNP Paribas	5/15/20	USD	209	BRL	1,091	8	—
						1,112	(19,945)

AUD—Australian dollar.

BRL—Brazilian real.

CAD—Canadian dollar.

CHF—Swiss franc.

CLP—Chilean peso.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

IDR—Indonesian rupiah.

ILS—Israeli shekel.

INR—Indian rupee.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

NOK—Norwegian krone.

PLN—Polish zloty.

RUB—Russian ruble.

SEK—Swedish krona.

SGD—Singapore dollar.

TWD—Taiwanese dollar.

USD—U.S. dollar.

ZAR—South African rand.

At April 30, 2020, the counterparties had deposited securities with a value of $1,064,000 and cash of $910,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Global Minimum Volatility Fund

Statement of Assets and Liabilities

 As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,333,553)	3,384,887
Affiliated Issuers (Cost $34,571)	34,577
Total Investments in Securities	3,419,464
Investment in Vanguard	171
Cash	87
Cash Collateral Pledged—Forward Currency Contracts	470
Foreign Currency, at Value (Cost $3,154)	3,157
Receivables for Investment Securities Sold	28,302
Receivables for Accrued Income	7,509
Receivables for Capital Shares Issued	1,453
Variation Margin Receivable—Futures Contracts	151
Unrealized Appreciation—Forward Currency Contracts	1,112
Total Assets	3,461,876
Liabilities
Payables for Investment Securities Purchased	9
Collateral for Securities on Loan	32,683
Payables for Capital Shares Redeemed	7,503
Payables to Vanguard	345
Variation Margin Payable—Futures Contracts	247
Unrealized Depreciation—Forward Currency Contracts	19,945
Total Liabilities	60,732
Net Assets	3,401,144

13

Global Minimum Volatility Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	3,503,356
Total Distributable Earnings (Loss)	(102,212)
Net Assets	3,401,144

Investor Shares—Net Assets
Applicable to 37,037,653 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	457,945
Net Asset Value Per Share—Investor Shares	$12.36

Admiral Shares—Net Assets
Applicable to 118,950,744 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,943,199
Net Asset Value Per Share—Admiral Shares	$24.74

See accompanying Notes, which are an integral part of the Financial Statements.

14

Global Minimum Volatility Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	43,929
Interest[2]	185
Securities Lending—Net	217
Total Income	44,331
Expenses
The Vanguard Group—Note B
Investment Advisory Services	718
Management and Administrative—Investor Shares	464
Management and Administrative—Admiral Shares	1,542
Marketing and Distribution—Investor Shares	45
Marketing and Distribution—Admiral Shares	131
Custodian Fees	110
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	1
Total Expenses	3,034
Net Investment Income	41,297
Realized Net Gain (Loss)
Investment Securities Sold[2]	(253,424)
Futures Contracts	7,368
Forward Currency Contracts	60,452
Foreign Currencies	(1,116)
Realized Net Gain (Loss)	(186,720)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(408,011)
Futures Contracts	275
Forward Currency Contracts	19,105
Foreign Currencies	50
Change in Unrealized Appreciation (Depreciation)	(388,581)
Net Increase (Decrease) in Net Assets Resulting from Operations	(534,004)

1	Dividends are net of foreign withholding taxes of $3,132,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $184,000, $75,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Global Minimum Volatility Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,297	113,271
Realized Net Gain (Loss)	(186,720)	130,264
Change in Unrealized Appreciation (Depreciation)	(388,581)	244,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(534,004)	488,531
Distributions[1]
Investor Shares	(29,323)	(33,498)
Admiral Shares	(162,618)	(181,298)
Total Distributions	(191,941)	(214,796)
Capital Share Transactions
Investor Shares	(74,587)	84,477
Admiral Shares	75,682	710,035
Net Increase (Decrease) from Capital Share Transactions	1,095	794,512
Total Increase (Decrease)	(724,850)	1,068,247
Net Assets
Beginning of Period	4,125,994	3,057,747
End of Period	3,401,144	4,125,994

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Global Minimum Volatility Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.71	$13.78	$13.57	$11.92	$11.81	$11.41
Investment Operations
Net Investment Income	.138[1]	.428[1]	.374[1]	.324[1]	.293	.288[1]
Net Realized and Unrealized Gain (Loss) on Investments	(1.826)	1.403	.148	1.650	.181	.795
Total from Investment Operations	(1.688)	1.831	.522	1.974	.474	1.083
Distributions
Dividends from Net Investment Income	(.397)	(.300)	(.312)	(.324)	(.205)	(.280)
Distributions from Realized Capital Gains	(.265)	(.601)	—	—	(.159)	(.403)
Total Distributions	(.662)	(.901)	(.312)	(.324)	(.364)	(.683)
Net Asset Value, End of Period	$12.36	$14.71	$13.78	$13.57	$11.92	$11.81

Total Return[2]	-12.13%	14.41%	3.89%	16.93%	4.23%	9.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$458	$643	$515	$539	$419	$451
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.23%	0.25%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.24%	3.09%	2.66%	2.54%	2.63%	2.52%
Portfolio Turnover Rate	29%	46%	24%	37%	58%	57%

 The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Global Minimum Volatility Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$29.45	$27.58	$27.15	$23.86	$23.62	$22.83
Investment Operations
Net Investment Income	.285[1]	.878[1]	.758[1]	.668[1]	.608	.605[1]
Net Realized and Unrealized Gain (Loss) on Investments	(3.652)	2.819	.297	3.295	.377	1.576
Total from Investment Operations	(3.367)	3.697	1.055	3.963	.985	2.181
Distributions
Dividends from Net Investment Income	(.812)	(.624)	(.625)	(.673)	(.427)	(.585)
Distributions from Realized Capital Gains	(.531)	(1.203)	—	—	(.318)	(.806)
Total Distributions	(1.343)	(1.827)	(.625)	(.673)	(.745)	(1.391)
Net Asset Value, End of Period	$24.74	$29.45	$27.58	$27.15	$23.86	$23.62

Total Return[2]	-12.09%	14.54%	3.93%	16.99%	4.39%	10.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,943	$3,483	$2,542	$1,699	$1,152	$757
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.17%	0.17%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.32%	3.16%	2.74%	2.62%	2.71%	2.58%
Portfolio Turnover Rate	29%	46%	24%	37%	58%	57%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global Minimum Volatility Fund

Notes to Financial Statements

Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk and volatility associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

19

Global Minimum Volatility Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

20

Global Minimum Volatility Fund

During the six months ended April 30, 2020, the fund’s average investments in fund’s average investment in forward currency contracts represented 48% of net assets, based on the average of the notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

21

Global Minimum Volatility Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

22

Global Minimum Volatility Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $171,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—United States	1,786,576	—	—	1,786,576
Common Stocks—International	423,209	1,175,102	—	1,598,311
Temporary Cash Investments	34,577	—	—	34,577
Total	2,244,362	1,175,102	—	3,419,464
Derivative Financial Instruments
Assets
Futures Contracts[1]	151	—	—	151
Forward Currency Contracts	—	1,112	—	1,112
Total	151	1,112	—	1,263
Liabilities
Futures Contracts[1]	247	—	—	247
Forward Currency Contracts	—	19,945	—	19,945
Total	247	19,945	—	20,192

1 Represents variation margin on the last day of the reporting period.

23

Global Minimum Volatility Fund

D. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	151	—	151
Unrealized Appreciation—Forward Currency Contracts	—	1,112	1,112
Total Assets	151	1,112	1,263

Variation Margin Payable—Futures Contracts	247	—	247
Unrealized Depreciation—Forward Currency Contracts	—	19,945	19,945
Total Liabilities	247	19,945	20,192

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	7,368	—	7,368
Forward Currency Contracts	—	60,452	60,452
Realized Net Gain (Loss) on Derivatives	7,368	60,452	67,820

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	275	—	275
Forward Currency Contracts	—	19,105	19,105
Change in Unrealized Appreciation (Depreciation) on Derivatives	275	19,105	19,380

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,369,605
Gross Unrealized Appreciation	358,123
Gross Unrealized Depreciation	(326,563)
Net Unrealized Appreciation (Depreciation)	31,560

F. During the six months ended April 30, 2020, the fund purchased $1,144,141,000 of investment securities and sold $1,177,486,000 of investment securities, other than temporary cash investments.

24

Global Minimum Volatility Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	116,934	8,268	205,945	14,903
Issued in Lieu of Cash Distributions	27,070	1,872	31,225	2,486
Redeemed	(218,591)	(16,824)	(152,693)	(11,079)
Net Increase (Decrease)—Investor Shares	(74,587)	(6,684)	84,477	6,310
Admiral Shares
Issued	809,515	30,208	1,109,795	40,175
Issued in Lieu of Cash Distributions	143,670	4,966	163,610	6,511
Redeemed	(877,503)	(34,477)	(563,370)	(20,615)
Net Increase (Decrease)—Admiral Shares	75,682	697	710,035	26,071

H. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Minimum Volatility Fund has renewed the fund’s invest-ment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2013, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outper-formance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

26

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Minimum Volatility Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

28

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q11942 062020

Semiannual Report | April 30, 2020 Vanguard International Dividend Index Funds

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

International Dividend Appreciation Index Fund	3

International High Dividend Yield Index Fund	26

Trustees Approve Advisory Arrangements	55

Liquidity Risk Management	57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$919.42	$1.00
Admiral™ Shares	1,000.00	919.22	1.00
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$800.68	$1.25
Admiral Shares	1,000.00	800.30	1.25
Based on Hypothetical 5% Yearly Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,023.82	1.06
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,023.47	$1.41
Admiral Shares	1,000.00	1,023.47	1.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the International Dividend Appreciation Index Fund, 0.21% for ETF Shares and 0.21% for Admiral Shares; and for the International High Dividend Yield Index Fund, 0.28% for ETF Shares and 0.28% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the six-month period, then divided by the number of days in the most recent 12-month period (182/366).

International Dividend Appreciation Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	3.7%
Consumer Goods	21.1
Consumer Services	9.1
Financials	13.8
Health Care	14.4
Industrials	10.2
Oil & Gas	3.0
Technology	19.6
Telecommunications	3.3
Utilities	1.8

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

International Dividend Appreciation Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.5%)
Australia (2.4%)
CSL Ltd.	150,461	29,991
Brambles Ltd.	514,932	3,681
Aristocrat Leisure Ltd.	221,628	3,635
Ramsay Health Care Ltd.	76,312	3,099
REA Group Ltd.	42,017	2,404
Domino’s Pizza Enterprises Ltd.	32,705	1,224
SEEK Ltd.	102,143	1,140
§ Qube Holdings Ltd.	686,050	1,049
Washington H Soul Pattinson & Co. Ltd.	72,931	877
Technology One Ltd.	76,966	472
^ Corporate Travel Management Ltd.	25,813	211
		47,783
Belgium (0.5%)
UCB SA	65,516	6,004
Sofina SA	11,877	2,797
Ackermans & van Haaren NV	9,725	1,289
Barco NV	3,248	518
		10,608
Canada (7.2%)
^ Toronto-Dominion Bank	601,975	25,152
Canadian National Railway Co.	245,122	20,271
Brookfield Asset Management Inc. Class A	484,355	16,368
Suncor Energy Inc.	524,973	9,361
Franco-Nevada Corp.	63,027	8,339
Alimentation Couche-Tard Inc. Class B	298,765	8,337
Loblaw Cos. Ltd.	116,003	5,709
Fortis Inc.	130,890	5,072
Intact Financial Corp.	49,747	4,734
Imperial Oil Ltd.	264,880	4,280
Magna International Inc.	105,236	4,101
Saputo Inc.	134,651	3,386
George Weston Ltd.	46,653	3,309
Metro Inc.	77,547	3,191
Dollarama Inc.	101,625	3,188
Ritchie Bros Auctioneers Inc.	45,110	1,942
CCL Industries Inc. Class B	60,721	1,898
CAE Inc.	101,830	1,683
Toromont Industries Ltd.	35,608	1,673
Empire Co. Ltd.	67,370	1,487
^ Canadian Tire Corp. Ltd. Class A	21,013	1,474
Boyd Group Services Inc.	8,537	1,201
SNC-Lavalin Group Inc.	58,878	1,086
Gildan Activewear Inc.	62,160	867
Finning International Inc.	66,227	841
Atco Ltd. Class I	27,966	785
Cogeco Communications Inc.	9,293	687
Enghouse Systems Ltd.	17,253	646
TFI International Inc.	18,614	516
Stella-Jones Inc.	19,653	490
Methanex Corp.	30,474	485
Canadian Western Bank	25,463	403
Richelieu Hardware Ltd.	11,578	220
Cogeco Inc.	2,958	182
Equitable Group Inc.	3,694	180
		143,544
China (7.1%)
Tencent Holdings Ltd.	1,895,224	99,631
China Overseas Land & Investment Ltd.	3,658,119	13,513
China Merchants Bank Co. Ltd. Class H	1,530,000	7,241
China Gas Holdings Ltd.	1,644,600	5,984

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Sunny Optical Technology Group Co. Ltd.	367,554	5,118
Guangdong Investment Ltd.	2,264,000	4,706
China Resources Gas Group Ltd.	697,000	3,917
Sinopharm Group Co. Ltd. Class H	463,900	1,251
		141,361
Colombia (0.1%)
Bancolombia SA ADR	43,143	1,126
Grupo de Inversiones Suramericana SA	136,082	739
Grupo Argos SA	205,289	478
Cementos Argos SA	353,491	348
Bancolombia SA Preference Shares	8,068	53
		2,744
Denmark (1.3%)
Coloplast A/S Class B	67,592	10,661
DSV Panalpina A/S	78,789	8,186
Novozymes A/S	78,658	3,859
GN Store Nord A/S	46,174	2,107
Schouw & Co. A/S	6,119	439
		25,252
Finland (0.1%)
Wartsila OYJ Abp	202,315	1,485
Huhtamaki Oyj	31,206	1,165
		2,650
France (12.6%)
LVMH Moet Hennessy Louis Vuitton SE	167,040	64,577
Hermes International	35,058	25,630
L’Oreal SA	79,994	23,258
EssilorLuxottica SA	143,477	17,823
L’Oreal SA Loyalty Shares	59,093	17,181
Airbus SE	256,233	16,224
L’Oreal SA Loyalty	46,336	13,472
Dassault Systemes SE	85,667	12,548
Air Liquide SA Loyalty Line 2021	88,849	11,289
Air Liquide SA	67,532	8,580
Sartorius Stedim Biotech	31,086	7,453
Legrand SA	85,289	5,718
Teleperformance	18,641	4,176
Sodexo SA	50,255	4,018
Eurofins Scientific SE	6,022	3,331
Ingenico Group SA	21,158	2,662
Orpea	20,514	2,282
Arkema SA	27,091	2,255
Getlink SE	169,472	2,162
Rubis SCA	35,815	1,604
Eurazeo SE	30,423	1,457
Wendel SE	11,723	1,006
SEB SA (XPAR)	7,670	920
Cie Plastic Omnium SA	41,199	780
SEB SA Loyalty Shares	5,369	644
SEB SA Loyalty Shares 2021	4,013	481
		251,531
Germany (5.0%)
SAP SE	406,700	48,441
Fresenius SE & Co. KGaA	185,454	8,033
Fresenius Medical Care AG & Co. KGaA	99,747	7,817
Henkel AG & Co. KGaA Preference Shares	62,870	5,582
Merck KGaA	41,337	4,798
Symrise AG Class A	47,062	4,768
Sartorius AG Preference Shares	13,010	3,655
HeidelbergCement AG	71,976	3,412
Bechtle AG	15,688	2,269
Brenntag AG	48,388	2,191
Fielmann AG	33,104	2,177
Rational AG	3,517	1,697
CTS Eventim AG & Co. KGaA	36,042	1,498
Grenke AG	13,494	942
Fuchs Petrolub SE Preference Shares	21,037	816
Gerresheimer AG	8,305	660
Krones AG	7,632	460
Duerr AG	18,679	436
Cewe Stiftung & Co. KGaA	1,579	164
		99,816
Hong Kong (4.4%)
AIA Group Ltd.	3,989,760	36,617
MTR Corp. Ltd.	2,089,120	11,574
Hong Kong & China Gas Co. Ltd.	5,888,581	10,554
CK Hutchison Holdings Ltd.	1,281,578	9,499
CLP Holdings Ltd.	804,500	8,611
Wheelock & Co. Ltd.	669,746	4,909
Techtronic Industries Co. Ltd.	609,984	4,625
Hysan Development Co. Ltd.	270,000	901
Minth Group Ltd.	321,000	772
		88,062

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Hungary (0.1%)
OTP Bank Nyrt	90,682	2,686

India (9.9%)
Reliance Industries Ltd.	2,093,352	40,701
Tata Consultancy Services Ltd.	1,239,347	32,808
HDFC Bank Ltd. ADR	520,233	22,552
Hindustan Unilever Ltd.	715,508	20,718
Housing Development Finance Corp. Ltd.	569,903	14,416
Infosys Ltd. ADR	1,395,287	12,879
Kotak Mahindra Bank Ltd.	630,445	11,322
ITC Ltd.	4,043,838	9,742
Asian Paints Ltd.	316,140	7,377
Bajaj Finance Ltd.	190,172	5,815
Larsen & Toubro Ltd.	465,046	5,515
Pidilite Industries Ltd.	163,658	3,299
Godrej Consumer Products Ltd.	328,176	2,355
Berger Paints India Ltd.	320,357	2,154
IndusInd Bank Ltd.	226,595	1,382
Container Corp. Of India Ltd.	190,028	940
Page Industries Ltd.	3,624	873
Sundaram Finance Ltd.	40,697	683
LIC Housing Finance Ltd.	170,957	640
Infosys Ltd.	49,153	459
Yes Bank Ltd.	828,795	308
Persistent Systems Ltd.	31,773	200
* Reliance Infrastructure Ltd.	78,014	23
		197,161
Indonesia (0.4%)
Bank Rakyat Indonesia Persero Tbk PT	40,264,400	7,324

Ireland (0.7%)
Kerry Group plc Class A	57,912	6,666
^ Flutter Entertainment plc	25,883	3,183
Kingspan Group plc	62,159	3,167
Glanbia plc	93,965	1,000
Total Produce plc	85,777	103
		14,119
Italy (0.2%)
DiaSorin SPA	19,163	3,268
Reply SPA	10,691	748
		4,016
Japan (10.8%)
Nippon Telegraph & Telephone Corp.	1,282,544	29,208
KDDI Corp.	831,871	24,095
Tokio Marine Holdings Inc.	240,100	11,264
Seven & i Holdings Co. Ltd.	298,800	9,895
Bridgestone Corp.	271,466	8,450
Terumo Corp.	250,076	8,298
M3 Inc.	219,300	7,915
Nitori Holdings Co. Ltd.	41,201	6,315
Asahi Group Holdings Ltd.	167,143	5,747
Suzuki Motor Corp.	167,200	5,336
Obic Co. Ltd.	34,300	5,147
Sysmex Corp.	67,030	4,631
West Japan Railway Co.	65,005	4,017
Pan Pacific International Holdings Corp.	202,364	3,921
Yakult Honsha Co. Ltd.	58,200	3,381
Otsuka Corp.	65,400	2,961
Hikari Tsushin Inc.	14,400	2,787
Shimadzu Corp.	107,877	2,687
Welcia Holdings Co. Ltd.	36,700	2,664
MonotaRO Co. Ltd.	80,099	2,574
Sekisui Chemical Co. Ltd.	200,700	2,544
MISUMI Group Inc.	99,000	2,352
Itochu Techno-Solutions Corp.	72,903	2,228
Koito Manufacturing Co. Ltd.	56,100	2,113
GMO Payment Gateway Inc.	23,600	2,104
TOTO Ltd.	57,400	1,998
Nihon M&A Center Inc.	56,900	1,856
Mitsubishi UFJ Lease & Finance Co. Ltd.	370,102	1,767
Kansai Paint Co. Ltd.	88,500	1,681
Pola Orbis Holdings Inc.	93,400	1,667
Alfresa Holdings Corp.	82,400	1,643
Sundrug Co. Ltd.	45,524	1,559
Lawson Inc.	27,900	1,450
Tokyo Century Corp.	42,000	1,436
Nomura Real Estate Holdings Inc.	84,980	1,382
SCSK Corp.	30,100	1,363
Koei Tecmo Holdings Co. Ltd.	49,540	1,303
USS Co. Ltd.	81,500	1,291
Kurita Water Industries Ltd.	44,200	1,233
Hakuhodo DY Holdings Inc.	108,800	1,205

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Relo Group Inc.	54,700	1,185
PALTAC Corp.	22,254	1,162
OBIC Business Consultants Co. Ltd.	24,100	1,078
Rinnai Corp.	14,184	1,074
TS Tech Co. Ltd.	37,500	1,017
San-A Co. Ltd.	24,626	992
Hitachi Capital Corp.	48,600	940
Senko Group Holdings Co. Ltd.	113,360	924
Stanley Electric Co. Ltd.	40,400	921
NEC Networks & System Integration Corp.	20,600	886
Benefit One Inc.	50,300	883
Seven Bank Ltd.	322,900	875
Persol Holdings Co. Ltd.	74,100	852
Goldwin Inc.	14,300	770
Kewpie Corp.	37,600	747
NOF Corp.	20,900	693
Starts Corp. Inc.	34,542	668
Ai Holdings Corp.	52,470	648
Valor Holdings Co. Ltd.	33,612	624
J Front Retailing Co. Ltd.	74,100	605
AEON Financial Service Co. Ltd.	58,100	604
Yaoko Co. Ltd.	9,600	595
Aica Kogyo Co. Ltd.	19,800	571
SHO-BOND Holdings Co. Ltd.	13,284	533
Izumi Co. Ltd.	17,200	503
Keihin Corp.	20,900	499
NHK Spring Co. Ltd.	66,700	441
Elecom Co. Ltd.	10,900	430
Sanwa Holdings Corp.	54,600	424
Milbon Co. Ltd.	8,400	369
Aeon Delight Co. Ltd.	12,400	355
Noevir Holdings Co. Ltd.	7,200	337
Tokyo Seimitsu Co. Ltd.	10,372	336
Fuyo General Lease Co. Ltd.	6,400	320
Glory Ltd.	13,900	312
en-japan Inc.	13,700	302
Funai Soken Holdings Inc.	12,900	275
Belc Co. Ltd.	4,400	257
Prestige International Inc.	32,000	250
Kissei Pharmaceutical Co. Ltd.	10,500	249
Hogy Medical Co. Ltd.	6,600	206
Modec Inc.	14,200	201
Sekisui Jushi Corp.	9,800	199
Kanematsu Electronics Ltd.	5,800	197
Nippon Signal Company Ltd.	21,000	195
Mitsubishi Pencil Co. Ltd.	13,000	163
Ricoh Leasing Co. Ltd.	6,100	162
Sato Holdings Corp.	7,400	152
Yellow Hat Ltd.	10,000	139
Fukushima Galilei Co. Ltd.	4,600	135
JCU Corp.	5,600	131
Fujicco Co. Ltd.	7,200	129
Piolax Inc.	8,200	122
Hiday Hidaka Corp.	7,562	117
Musashi Seimitsu Industry Co. Ltd.	14,200	115
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,700	101
Hamakyorex Co. Ltd.	3,700	101
Yondoshi Holdings Inc.	6,000	97
Nippon Parking Development Co. Ltd.	80,200	97
WDB Holdings Co. Ltd.	4,100	96
Tosei Corp.	9,800	95
G-Tekt Corp.	8,800	90
Link And Motivation Inc.	27,200	90
JAC Recruitment Co. Ltd.	8,400	88
Siix Corp.	10,200	83
Koshidaka Holdings Co. Ltd.	18,300	79
Tosho Co. Ltd.	8,300	75
Sinko Industries Ltd.	5,600	73
Monogatari Corp.	1,200	71
World Holdings Co. Ltd.	3,400	45
		214,618
Malaysia (0.0%)
Bursa Malaysia Bhd.	174,400	240

Mexico (0.9%)
America Movil SAB de CV	15,182,256	9,197
Grupo Elektra SAB de CV	76,815	4,415
Grupo Carso SAB de CV	756,404	1,514
Grupo Financiero Inbursa SAB de CV	2,302,655	1,385
Grupo Aeroportuario del Sureste SAB de CV Class B	84,108	843
		17,354
Morocco (0.1%)
Attijariwafa Bank	64,035	2,304

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Netherlands (3.3%)
ASML Holding NV	140,492	41,036
Unilever NV	484,398	24,123
Aalberts NV	37,208	1,047
		66,206
New Zealand (0.1%)
Ryman Healthcare Ltd.	183,465	1,339
Mainfreight Ltd.	25,965	576
		1,915
Norway (0.1%)
Tomra Systems ASA	53,197	1,768

Philippines (0.6%)
SM Investments Corp.	389,595	6,494
Ayala Land Inc.	4,804,770	3,000
International Container Terminal Services Inc.	651,480	1,139
Jollibee Foods Corp.	335,428	948
Metro Pacific Investments Corp.	10,103,500	509
		12,090
South Africa (1.8%)
Naspers Ltd.	144,201	22,445
Sanlam Ltd.	702,423	2,246
Capitec Bank Holdings Ltd.	39,508	1,926
Remgro Ltd.	225,727	1,665
Discovery Ltd.	227,401	1,193
Clicks Group Ltd.	77,347	963
PSG Group Ltd.	96,245	822
Bidvest Group Ltd.	99,981	812
Santam Ltd.	32,617	483
Mr Price Group Ltd.	66,421	473
SPAR Group Ltd.	49,277	470
Mondi plc (XJSE)	23,843	425
Barloworld Ltd.	111,817	410
Netcare Ltd.	368,928	309
Hosken Consolidated Investments Ltd.	22,518	28
		34,670
South Korea (4.1%)
Samsung Electronics Co. Ltd.	1,969,964	81,000
LEENO Industrial Inc.	4,756	350
		81,350
Spain (1.8%)
Industria de Diseno Textil SA	1,035,980	26,534
Amadeus IT Group SA	142,011	6,779
Vidrala SA	12,200	1,093
Viscofan SA	14,941	957
Grupo Catalana Occidente SA	34,046	662
Miquel y Costas & Miquel SA	7,483	93
		36,118
Sweden (1.6%)
Investor AB Class B	144,994	7,206
Assa Abloy AB Class B	341,137	6,107
Hexagon AB Class B	119,156	5,847
Svenska Cellulosa AB SCA Class B	231,224	2,453
L E Lundbergforetagen AB Class B	50,264	2,110
Castellum AB	80,067	1,404
Trelleborg AB Class B	106,585	1,357
AAK AB	76,435	1,249
Hufvudstaden AB Class A	81,575	1,045
Hexpol AB	87,550	629
Wihlborgs Fastigheter AB	41,187	588
Atrium Ljungberg AB	37,109	514
Loomis AB Class B	19,843	484
AF POYRY AB	25,068	456
Biotage AB	21,257	263
		31,712
Switzerland (14.4%)
Nestle SA	894,516	94,738
Roche Holding AG	231,821	80,279
Novartis AG	842,103	71,864
Givaudan SA	3,186	10,684
Cie Financiere Richemont SA	171,186	9,712
Partners Group Holding AG	8,614	6,788
Geberit AG	11,880	5,313
EMS-Chemie Holding AG	7,279	4,707
Chocoladefabriken Lindt & Spruengli AG	390	3,038
Interroll Holding AG	258	490
Orior AG	2,830	235
		287,848
Taiwan (0.2%)
E.Sun Financial Holding Co. Ltd.	3,608,788	3,279
Grape King Bio Ltd.	34,000	225
		3,504
Thailand (0.1%)
Central Pattana PCL	1,522,000	2,253

International Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Turkey (0.1%)
BIM Birlesik Magazalar AS	214,146	1,700

United Kingdom (7.4%)
Diageo plc	800,629	27,566
RELX plc	642,300	14,492
Prudential plc	871,873	12,300
Experian plc	312,059	9,371
Compass Group plc	520,481	8,758
Associated British Foods plc	264,782	6,286
Ferguson plc	74,952	5,404
Ashtead Group plc	163,067	4,454
Intertek Group plc	52,528	3,135
Halma plc	117,879	3,099
Croda International plc	47,183	2,893
InterContinental Hotels Group plc	63,044	2,872
Hikma Pharmaceuticals plc	87,655	2,611
Spirax-Sarco Engineering plc	23,330	2,553
Bunzl plc	114,662	2,489
Burberry Group plc	141,777	2,462
Mondi plc (XLON)	136,664	2,413
JD Sports Fashion plc	332,153	2,202
Rightmove plc	330,094	2,064
Smiths Group plc	127,448	1,984
Whitbread plc	48,886	1,834
Johnson Matthey plc	70,380	1,763
Spectris plc	47,262	1,594
Dechra Pharmaceuticals plc	41,840	1,456
Intermediate Capital Group plc	88,805	1,256
Abcam plc	75,338	1,206
Renishaw plc	26,977	1,194
Meggitt plc	294,174	1,030
IWG plc	336,924	1,008
Genus plc	19,595	842
Hiscox Ltd.	90,625	797
Beazley plc	158,832	785
Rotork plc	242,728	757
Moneysupermarket.com Group plc	169,385	675
Cranswick plc	14,264	667
WH Smith plc	40,448	638
Victrex plc	24,921	624
Grafton Group plc	74,886	598
Bodycote plc	81,438	596
Diploma plc	27,485	596
QinetiQ Group plc	152,016	581
National Express Group plc	156,415	538
RWS Holdings plc	77,276	522
Ultra Electronics Holdings plc	19,262	477
Savills plc	38,921	474
Synthomer plc	125,667	448
GB Group plc	49,765	422
Telecom Plus plc	24,850	414
Dart Group plc	46,312	374
Hill & Smith Holdings plc	21,590	313
Avon Rubber plc	8,811	294
Greencore Group plc	122,462	281
James Fisher & Sons plc	16,452	280
Hilton Food Group plc	19,488	275
Rathbone Brothers plc	13,526	257
St. Modwen Properties plc	48,059	223
Clarkson plc	6,935	218
EMIS Group plc	13,776	182
4imprint Group plc	7,433	175
CVS Group plc	14,809	170
AG Barr plc	27,258	169
Robert Walters plc	19,650	104
Senior plc	121,407	99
Speedy Hire plc	105,961	83
Vitec Group plc	9,136	77
Brooks Macdonald Group plc	3,182	60
		146,834
United States (0.1%)
Autoliv Inc.	22,000	1,297
Total Common Stocks
(Cost $1,970,489)		1,982,438
Temporary Cash Investments (0.5%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund, 0.522%	85,768	8,577

International Dividend Appreciation Index Fund

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3] United States Cash Management Bill 0.116%, 9/29/20	350	350
[3] United States Treasury Bill, 1.551%, 5/14/20	400	400
		750
Total Temporary Cash Investments
(Cost $9,324)		9,327
Total Investments (100.0%)
(Cost $1,979,813)		1,991,765
Other Assets and Liabilities—Net (0.0%)[2,3,4]		443
Net Assets (100%)		1,992,208

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,205,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $7,676,000 was received for securities on loan.
3	Securities with a value of $750,000 and cash of $384,000 have been segregated as initial margin for open futures contracts.
4	Includes cash collateral received for ETF capital activity. ADR—American Depositary Receipt.

International Dividend Appreciation Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index			June 2020		82	3,714	114
Topix Index			June 2020		25	3,387	421
Dow Jones EURO STOXX 50 Index			June 2020		58	1,835	326
E-mini S&P 500 Index			June 2020		10	1,451	19
							880

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs International	7/2/20	EUR	1,400	USD	1,519	17	—
Royal Bank of Canada	7/2/20	JPY	60,417	USD	545	19	—
Goldman Sachs International	7/2/20	USD	1,900	CHF	1,854	—	(24)
Bank of America, N.A.	7/2/20	USD	542	JPY	58,160	—	—
Royal Bank of Canada	7/2/20	USD	532	JPY	57,260	—	(2)
						36	(26)

CHF—Swiss franc.

EUR—euro.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,971,239)	1,983,188
Affiliated Issuers (Cost $8,574)	8,577
Total Investments in Securities	1,991,765
Investment in Vanguard	88
Cash	774
Foreign Currency, at Value (Cost $2,600)	2,610
Cash Collateral Pledged—Futures Contracts	384
Cash Collateral Pledged—ETF Capital Activity	4,734
Receivables for Accrued Income	6,762
Variation Margin Receivable—Futures Contracts	50
Unrealized Appreciation—Forward Currency Contracts	36
Total Assets	2,007,203
Liabilities
Payables for Investment Securities Purchased	265
Collateral for Securities on Loan	7,676
Collateral for ETF Capital Activity	4,734
Payables for Capital Shares Redeemed	628
Payables to Vanguard	190
Variation Margin Payable—Futures Contracts	156
Unrealized Depreciation—Forward Currency Contracts	26
Other Liabilities	1,320
Total Liabilities	14,995
Net Assets	1,992,208

International Dividend Appreciation Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	2,022,099
Total Distributable Earnings (Loss)	(29,891)
Net Assets	1,992,208

ETF Shares—Net Assets
Applicable to 28,720,993 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,794,707
Net Asset Value Per Share—ETF Shares	$62.49

Admiral Shares—Net Assets
Applicable to 6,498,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	197,501
Net Asset Value Per Share—Admiral Shares	$30.39

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	15,231
Interest[2]	43
Securities Lending—Net	38
Total Income	15,312
Expenses
The Vanguard Group—Note B
Investment Advisory Services	132
Management and Administrative—ETF Shares	1,274
Management and Administrative—Admiral Shares	184
Marketing and Distribution—ETF Shares	54
Marketing and Distribution—Admiral Shares	8
Custodian Fees	116
Shareholders’ Reports—ETF Shares	29
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,800
Expenses Paid Indirectly	(43)
Net Expenses	1,757
Net Investment Income	13,555
Realized Net Gain (Loss)
Investment Securities Sold[2]	(3,685)
Futures Contracts	(2,246)
Forward Currency Contracts	(29)
Foreign Currencies	(135)
Realized Net Gain (Loss)	(6,095)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(158,636)
Futures Contracts	718
Forward Currency Contracts	(6)
Foreign Currencies	29
Change in Unrealized Appreciation (Depreciation)	(157,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,435)

1	Dividends are net of foreign withholding taxes of $2,101,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $38,000, $5,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

3	The change in unrealized appreciation (depreciation) is net of deferred foreign capital gains taxes of $2,705,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,555	28,631
Realized Net Gain (Loss)	(6,095)	(23,897)
Change in Unrealized Appreciation (Depreciation)	(157,895)	214,847
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,435)	219,581
Distributions[1]
Investor Shares	—	(90)
ETF Shares	(15,999)	(16,043)
Admiral Shares	(2,362)	(2,897)
Total Distributions	(18,361)	(19,030)
Capital Share Transactions
Investor Shares	—	(12,733)
ETF Shares	636,308	275,183
Admiral Shares	1,304	13,443
Net Increase (Decrease) from Capital Share Transactions	637,612	275,893
Total Increase (Decrease)	468,816	476,444
Net Assets
Beginning of Period	1,523,392	1,046,948
End of Period	1,992,208	1,523,392

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Financial Highlights

ETF Shares

	Six Months				Feb. 25,
	Ended				2016[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$68.72	$58.65	$64.25	$54.43	$50.00
Investment Operations
Net Investment Income[2]	.519	1.452 [3]	1.196	1.179	.662
Net Realized and Unrealized Gain (Loss) on Investments[4]	(6.016)	9.578	(5.623)	9.715	4.154
Total from Investment Operations	(5.497)	11.030	(4.427)	10.894	4.816
Distributions
Dividends from Net Investment Income	(.733)	(.960)	(1.173)	(1.074)	(.386)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.733)	(.960)	(1.173)	(1.074)	(.386)
Net Asset Value, End of Period	$62.49	$68.72	$58.65	$64.25	$54.43

Total Return	-8.06%	18.96%	-7.04%	20.19%	9.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,795	$1,305	$861	$634	$147
Ratio of Total Expenses to Average Net Assets	0.21%[5]	0.20%	0.25%	0.25%	0.25%[6]
Ratio of Net Investment Income to Average Net Assets	1.56%	2.24%[3]	1.83%	1.96%	1.60%[6]
Portfolio Turnover Rate[7]	1%	42%	36%	9%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Net investment income per share and the ratio of net investment income to average net assets include $.388 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

4	Includes increases from purchase and redemption fees of $.01 for 2020, $.02 for 2019, $.02 for 2018, and $.04 for 2017.

5	The ratio of expense to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.

6	Annualized.

7	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Financial Highlights

Admiral Shares

	Six Months				March 2,
	Ended				2016[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$33.42	$28.52	$31.24	$26.45	$25.00
Investment Operations
Net Investment Income[2]	.232	.686 [3]	.576	.573	.285
Net Realized and Unrealized Gain (Loss) on Investments[4]	(2.909)	4.679	(2.727)	4.720	1.352
Total from Investment Operations	(2.677)	5.365	(2.151)	5.293	1.637
Distributions
Dividends from Net Investment Income	(.353)	(.465)	(.569)	(.503)	(.187)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.353)	(.465)	(.569)	(.503)	(.187)
Net Asset Value, End of Period	$30.39	$33.42	$28.52	$31.24	$26.45

Total Return[5]	-8.08%[6]	18.96%[6]	-7.03%[6]	20.18%[6]	6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$198	$218	$175	$152	$77
Ratio of Total Expenses to Average Net Assets	0.21%[7]	0.20%	0.25%	0.25%	0.25%[8]
Ratio of Net Investment Income to Average Net Assets	1.43%	2.24%[3]	1.83%	1.96%	1.60%[8]
Portfolio Turnover Rate[9]	1%	42%	36%	9%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Net investment income per share and the ratio of net investment income to average net assets include $.188 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

4	Includes increases from purchase and redemption fees of $.01 for 2020, $.01 for 2019, $.01 for 2018, and $.02 for 2017.

5	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

6	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

7	The ratio of expense to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.

8	Annualized.

9	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund

Notes to Financial Statements

Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks

International Dividend Appreciation Index Fund

held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counter-party risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

International Dividend Appreciation Index Fund

The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding

International Dividend Appreciation Index Fund

liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during

International Dividend Appreciation Index Fund

the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $88,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $43,000 (an annual rate of 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

International Dividend Appreciation Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	163,642	1,297	—	164,939
Common Stocks—Other	35,431	1,781,019	1,049	1,817,499
Temporary Cash Investments	8,577	750	—	9,327
Total	207,650	1,783,066	1,049	1,991,765
Derivative Financial Instruments
Assets
Futures Contracts[1]	50	—	—	50
Forward Currency Contracts	—	36	—	36
Total	50	36	—	86
Liabilities
Futures Contracts[1]	156	—	—	156
Forward Currency Contracts	—	26	—	26
Total	156	26	—	182

1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	50	—	50
Unrealized Appreciation—Forward Currency Contracts	—	36	36
Total Assets	50	36	86

Variation Margin Payable—Futures Contracts	156	—	156
Unrealized Depreciation—Forward Currency Contracts	—	26	26
Total Liabilities	156	26	182

International Dividend Appreciation Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(2,246)	—	(2,246)
Forward Currency Contracts	—	(29)	(29)
Realized Net Gain (Loss) on Derivatives	(2,246)	(29)	(2,275)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	718	—	718
Forward Currency Contracts	—	(6)	(6)
Change in Unrealized Appreciation (Depreciation) on Derivatives	718	(6)	712

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,981,398
Gross Unrealized Appreciation	213,939
Gross Unrealized Depreciation	(202,682)
Net Unrealized Appreciation (Depreciation)	11,257

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $41,245,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G. During the six months ended April 30, 2020, the fund purchased $644,503,000 of investment securities and sold $15,986,000 of investment securities, other than temporary cash investments. Purchases and sales include $536,683,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

International Dividend Appreciation Index Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	—	—	1,629	66
Issued in Lieu of Cash Distributions	—	—	85	3
Redeemed[2,3]	—	—	(14,447)	(553)
Net Increase (Decrease)—Investor Shares	—	—	(12,733)	(484)
ETF Shares
Issued[1]	636,308	9,732	275,183	4,314
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	636,308	9,732	275,183	4,314
Admiral Shares
Issued[1,3]	35,168	1,074	55,427	1,777
Issued in Lieu of Cash Distributions	1,965	60	2,382	78
Redeemed[2]	(35,829)	(1,171)	(44,366)	(1,449)
Net Increase (Decrease)—Admiral Shares	1,304	(37)	13,443	406

1	Includes purchase fees for fiscal 2020 and 2019 of $289,000 and $197,000, respectively (fund totals).

2	Net of redemption fees for fiscal 2020 and 2019 of $82,000 and $105,000, respectively (fund totals).

3	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 487,000 and 400,000 shares, respectively, in the amount of $12,787,000 from the conversion during the year ended October 31, 2019.

I. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	7.0%
Consumer Goods	9.8
Consumer Services	3.3
Financials	35.5
Health Care	6.5
Industrials	10.4
Oil & Gas	9.2
Technology	5.5
Telecommunications	6.7
Utilities	6.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

International High Dividend Yield Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)
Australia (7.1%)
Commonwealth Bank of Australia	325,320	13,142
BHP Group Ltd.	541,110	11,046
Westpac Banking Corp.	663,413	6,902
National Australia Bank Ltd. (XSAX)	540,692	5,925
Australia & New Zealand Banking Group Ltd.	520,124	5,650
Woolworths Group Ltd.	231,605	5,360
Wesfarmers Ltd.	207,287	5,035
Transurban Group	496,889	4,430
Macquarie Group Ltd.	58,787	3,894
Rio Tinto Ltd.	68,161	3,842
Amcor plc	293,404	2,674
Woodside Petroleum Ltd.	170,541	2,442
Fortescue Metals Group Ltd.	292,328	2,234
ASX Ltd.	35,550	1,874
Insurance Australia Group Ltd.	422,929	1,580
APA Group	217,326	1,536
Sonic Healthcare Ltd.	86,854	1,534
Telstra Corp. Ltd.	765,347	1,506
QBE Insurance Group Ltd.	267,449	1,448
Suncorp Group Ltd.	231,514	1,376
AGL Energy Ltd.	117,244	1,287
Origin Energy Ltd.	323,176	1,162
South32 Ltd.	908,916	1,143
Aurizon Holdings Ltd.	346,007	1,051
Medibank Pvt Ltd.	506,311	887
Sydney Airport	203,483	829
Lendlease Group (XSAX)	103,777	827
Magellan Financial Group Ltd.	25,103	822
Caltex Australia Ltd.	45,891	739
Tabcorp Holdings Ltd.	347,118	724
Atlas Arteria Ltd.	161,561	652
AMP Ltd.	631,092	582
Coca-Cola Amatil Ltd.	94,326	525
Alumina Ltd.	460,086	510
Incitec Pivot Ltd.	296,361	458
National Australia Bank Ltd.	38,414	425
Boral Ltd.	214,401	417
AusNet Services	340,281	415
Crown Resorts Ltd.	62,536	400
Bendigo & Adelaide Bank Ltd.	91,105	385
Orora Ltd.	221,414	368
Challenger Ltd.	105,009	334
Downer EDI Ltd.	115,554	311
Star Entertainment Grp Ltd.	151,762	298
CIMIC Group Ltd.	18,113	288
Bank of Queensland Ltd.	84,398	285
Qantas Airways Ltd.	113,356	282
Metcash Ltd.	166,486	269
CSR Ltd.	92,583	223
Harvey Norman Holdings Ltd.	110,974	199
Whitehaven Coal Ltd.	163,028	192
IOOF Holdings Ltd.	66,021	184
Perpetual Ltd.	8,154	159
Adelaide Brighton Ltd.	87,656	154
Lendlease Group	17,812	143
Sims Ltd.	31,435	141
Platinum Asset Management Ltd.	55,866	126
Flight Centre Travel Group Ltd.	16,235	115
		101,741
Austria (0.2%)
Erste Group Bank AG	52,431	1,136
OMV AG	26,065	851
voestalpine AG	21,319	442
* Andritz AG	12,984	427
Raiffeisen Bank International AG	23,785	410
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,502	150
		3,416

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
Belgium (0.5%)
	KBC Group NV	50,159	2,721
	Ageas	33,964	1,224
*	Groupe Bruxelles Lambert SA	13,453	1,076
	Solvay SA Class A	12,728	994
	Proximus SADP	25,791	551
			6,566
Brazil (1.6%)
	Vale SA	629,198	5,191
	Itau Unibanco Holding SA ADR	591,734	2,491
	Banco Bradesco SA ADR	534,992	1,883
	Itausa - Investimentos Itau SA Preference Shares	797,780	1,320
	Ambev SA ADR	592,175	1,273
	Itau Unibanco Holding SA Preference Shares	279,680	1,171
	Banco Bradesco SA Preference Shares	331,051	1,166
	Banco do Brasil SA	154,336	809
	BB Seguridade Participacoes SA	123,255	602
	Telefonica Brasil SA ADR	68,663	577
	Banco Bradesco SA	158,039	510
	Ccr SA	203,894	463
	Petrobras Distribuidora SA	124,630	448
	Ambev SA	190,300	397
	Hypera SA	72,815	389
	Banco Santander Brasil SA	72,898	362
	Banco BTG Pactual SA	44,660	347
	TIM Participacoes SA	147,621	346
	Klabin SA	103,364	339
	Cosan SA	30,432	338
	Cogna Educacao	301,826	308
	IRB Brasil Resseguros SA	150,642	283
	YDUQS Participacoes SA	45,042	251
	Cia Energetica de Minas Gerais ADR	139,657	240
	Engie Brasil Energia SA	32,516	234
	Bradespar SA Preference Shares	42,015	231
	Transmissora Alianca de Energia Eletrica SA	40,419	204
	Cia Paranaense de Energia Preference Shares	17,750	178
	EDP - Energias do Brasil SA	53,276	167
	Fleury SA	39,463	165
	Cielo SA	201,884	151
	Porto Seguro SA	17,209	143
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	35,408	127
*	Via Varejo SA Banco do Estado do Rio Grande do Sul SA	70,476	119
	Preference Shares	38,086	88
	Telefonica Brasil SA Preference Shares	9,900	83
	Cia Energetica de Minas Gerais Preference Shares	26,457	46
	Cia Paranaense de Energia ADR	996	10
	Cia Energetica de Minas Gerais	957	2
			23,452
Canada (6.7%)
	Royal Bank of Canada	265,479	16,332
	Toronto-Dominion Bank	334,329	13,969
	Enbridge Inc.	363,763	11,146
	Bank of Nova Scotia	223,916	8,976
	TC Energy Corp.	171,254	7,882
^	Bank of Montreal	117,125	5,955
	Canadian Imperial Bank of Commerce	81,502	4,829
	Manulife Financial Corp.	357,239	4,499
	Sun Life Financial Inc.	108,907	3,733
	Fortis Inc.	84,538	3,276
	National Bank of Canada	61,433	2,478
	Pembina Pipeline Corp.	99,994	2,293
	BCE Inc.	54,880	2,219
	Power Corp. of Canada	107,752	1,723
	Shaw Communications Inc. Class B	80,841	1,319
	TELUS Corp.	73,213	1,197
[1]	Hydro One Ltd.	57,812	1,048
	Great-West Lifeco Inc.	47,862	788
	Inter Pipeline Ltd.	76,456	639
	Canadian Utilities Ltd. Class A	21,997	537
	IGM Financial Inc.	15,288	324
			95,162
Chile (0.2%)
	Enel Americas SA ADR	105,885	857
	Banco Santander Chile ADR	28,182	474
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	14,461	344
	Enel Chile SA	3,888,740	317
	Enel Americas SA	1,444,824	237
	Colbun SA	1,294,706	190
	Engie Energia Chile SA	91,249	112
	Embotelladora Andina SA Preference Shares	38,870	93

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Enel Chile SA ADR	21,294	85
	AES Gener SA	476,901	70
	Sociedad Quimica y Minera de Chile SA ADR	3,035	69
			2,848
China (6.4%)
	China Construction Bank Corp. Class H	17,153,000	13,768
	Industrial & Commercial Bank of China Ltd. Class H	14,357,000	9,627
	China Mobile Ltd.	972,419	7,817
	Bank of China Ltd. Class H	13,964,000	5,316
	China Merchants Bank Co. Ltd. Class H	694,928	3,289
	CNOOC Ltd.	2,904,000	3,211
	China Overseas Land & Investment Ltd.	704,000	2,601
	Agricultural Bank of China Ltd. Class H	5,629,000	2,342
	China Petroleum & Chemical Corp. Class H	4,678,000	2,332
	China Resources Land Ltd.	502,000	2,074
	Sunac China Holdings Ltd.	450,554	2,015
	Country Garden Holdings Co. Ltd.	1,351,000	1,750
	Anhui Conch Cement Co. Ltd. Class H	215,828	1,702
[1]	Longfor Group Holdings Ltd.	316,500	1,609
	China Pacific Insurance Group Co. Ltd. Class H	473,600	1,567
	PetroChina Co. Ltd. Class H	3,826,000	1,374
	Hengan International Group Co. Ltd.	130,343	1,159
	Guangdong Investment Ltd.	536,000	1,114
	China Shenhua Energy Co. Ltd. Class H	625,000	1,107
	Shimao Property Holdings Ltd.	258,500	1,051
[1]	Postal Savings Bank of China Co. Ltd. Class H	1,715,000	1,025
	China Vanke Co. Ltd. Class H	289,905	974
	CITIC Ltd.	900,000	935
	China National Building Material Co. Ltd. Class H	718,000	897
	China Minsheng Banking Corp. Ltd. Class H	1,174,600	875
	Bank of Communications Co. Ltd. Class H	1,345,000	852
	China CITIC Bank Corp. Ltd. Class H	1,720,320	840
	China Jinmao Holdings Group Ltd.	1,072,000	755
	China Evergrande Group	399,000	709
	Weichai Power Co. Ltd. Class H	346,000	608
	China Communications Construction Co. Ltd. Class H	814,000	547
	China Resources Cement Holdings Ltd.	402,000	547
*,1	CGN Power Co. Ltd. Class H	2,046,000	515
	Guangzhou Automobile Group Co. Ltd. Class H	570,000	511
	CIFI Holdings Group Co. Ltd.	618,000	472
	Zijin Mining Group Co. Ltd. Class H	1,072,000	438
	China Resources Power Holdings Co. Ltd.	348,000	412
	Beijing Enterprises Water Group Ltd.	1,014,000	394
	Great Wall Motor Co. Ltd. Class H	570,500	381
	Seazen Group Ltd.	370,479	360
	Kunlun Energy Co. Ltd.	546,000	356
	Dongfeng Motor Group Co. Ltd. Class H	524,000	348
	KWG Group Holdings Ltd.	233,500	345
	Kingboard Holdings Ltd.	134,000	327
	Shenzhen International Holdings Ltd.	167,500	324
	China Cinda Asset Management Co. Ltd. Class H	1,645,000	319
	Far East Horizon Ltd.	387,000	313
	China Merchants Port Holdings Co. Ltd.	238,000	306
	Huaneng Power International Inc. Class H	780,000	293
	Logan Property Holdings Co. Ltd.	186,000	293
	Agile Group Holdings Ltd.	256,000	288
	Nine Dragons Paper Holdings Ltd.	293,000	280
	Yanzhou Coal Mining Co. Ltd. Class H	364,000	277

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Jiangsu Expressway Co. Ltd. Class H	230,000	275
	Guangzhou R&F Properties Co. Ltd. Class H	208,400	265
	China Medical System Holdings Ltd.	220,000	259
	China State Construction International Holdings Ltd.	328,000	254
	Sinotruk Hong Kong Ltd.	122,000	247
	China Everbright Bank Co. Ltd. Class H	576,000	244
[1]	Dali Foods Group Co. Ltd.	382,000	236
	China Everbright Ltd.	154,000	235
[1]	China Huarong Asset Management Co. Ltd. Class H	2,028,000	226
	China Molybdenum Co. Ltd. Class H	732,000	221
	Yuexiu Property Co. Ltd.	1,160,000	221
	Shenzhen Investment Ltd.	646,000	212
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	94,400	206
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	245,200	199
	Zhejiang Expressway Co. Ltd. Class H	262,000	198
*	Chongqing Rural Commercial Bank Co. Ltd. Class H	448,000	195
	Kingboard Laminates Holdings Ltd.	198,000	192
[1]	BAIC Motor Corp. Ltd. Class H	418,000	183
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	650,000	176
	COSCO SHIPPING Ports Ltd.	330,000	176
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	206,362	170
	China Power International Development Ltd.	831,370	169
	Lee & Man Paper Manufacturing Ltd.	273,000	168
	Greentown China Holdings Ltd.	145,500	157
	Shenzhen Expressway Co. Ltd. Class H	130,000	149
	China Reinsurance Group Corp. Class H	1,242,000	146
	Shanghai Industrial Holdings Ltd.	85,000	145
	Sino-Ocean Group Holding Ltd.	541,500	141
	Bosideng International Holdings Ltd.	518,000	140
[1]	Sinopec Engineering Group Co. Ltd. Class H	273,000	131
	Hopson Development Holdings Ltd.	116,000	130
	Poly Property Group Co. Ltd.	354,000	124
	Huadian Power International Corp. Ltd. Class H	312,000	109
	Huaxin Cement Co. Ltd. Class B	58,440	99
	Yanlord Land Group Ltd.	123,800	93
	Metallurgical Corp. of China Ltd. Class H	528,000	92
	Huadian Fuxin Energy Corp. Ltd. Class H	514,000	91
	Sinotrans Ltd. Class H	375,000	91
	Chongqing Changan Automobile Co. Ltd. Class B	172,300	84
	Datang International Power Generation Co. Ltd. Class H	556,000	80
	China International Marine Containers Group Co. Ltd. Class H	90,760	80
	Angang Steel Co. Ltd. Class H	267,000	72
	China Zhongwang Holdings Ltd.	275,600	66
[1]	Red Star Macalline Group Corp. Ltd. Class H	97,157	62
	Guangshen Railway Co. Ltd. Class H	264,000	56
	China BlueChemical Ltd. Class H	372,000	56
	Beijing Jingneng Clean Energy Co. Ltd. Class H	302,000	52
	Maanshan Iron & Steel Co. Ltd. Class H	158,000	51

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Anhui Expressway Co. Ltd. Class H	92,000	47
	Weifu High-Technology Group Co. Ltd. Class B	27,100	46
	China South City Holdings Ltd.	454,000	44
	Sichuan Expressway Co. Ltd. Class H	168,000	43
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	29,200	42
	China Machinery Engineering Corp. Class H	154,000	42
	Shandong Chenming Paper Holdings Ltd. Class H	89,000	34
			91,663
Colombia (0.1%)
	Ecopetrol SA ADR	40,825	426
	Interconexion Electrica SA ESP	76,510	352
	Grupo Aval Acciones y Valores Preference Shares	592,640	126
	Grupo Aval Acciones y Valores SA ADR	7,552	32
	Ecopetrol SA	54,855	29
			965
Czech Republic (0.1%)
	Cez AS	29,393	547
*	Komercni banka AS	13,893	294
[1]	Moneta Money Bank AS	95,021	197
	O2 Czech Republic AS	9,169	80
			1,118
Denmark (0.2%)
*	Danske Bank A/S	122,320	1,452
	Tryg A/S	22,210	593
	Pandora A/S	16,430	584
*	ISS A/S	33,906	504
			3,133
Egypt (0.0%)
	Egypt Kuwait Holding Co.
	SAE	151,933	152
	Eastern Co. SAE	172,285	133
	ElSewedy Electric Co.	129,404	73
	Telecom Egypt Co.	63,313	43
			401
Finland (1.7%)
	Kone Oyj Class B	71,741	4,344
*	Nordea Bank Abp	589,431	3,771
	Nokia Oyj	1,029,388	3,711
*	Sampo Oyj Class A	89,642	2,971
	UPM-Kymmene Oyj	97,491	2,674
	Elisa Oyj	26,359	1,602
	Fortum Oyj	79,254	1,313
	Stora Enso Oyj	105,504	1,241
	Orion Oyj Class B	18,768	954
	Kesko Oyj Class B	49,452	806
	Metso Oyj	19,607	544
	Nokian Renkaat Oyj	24,814	527
			24,458
France (6.0%)
^	Sanofi	199,066	19,444
	Total SA	438,302	15,556
*	Schneider Electric SE	96,291	8,898
	AXA SA	352,760	6,271
	BNP Paribas SA	198,781	6,245
	Orange SA	351,299	4,268
	Cie Generale des Etablissements Michelin SCA	32,307	3,121
	Cie de Saint-Gobain	89,166	2,372
	Societe Generale SA	140,615	2,206
	Veolia Environnement SA	91,790	1,957
	Engie SA	171,894	1,865
	Credit Agricole SA	210,484	1,693
	Peugeot SA	99,863	1,416
*	Bouygues SA	38,825	1,195
	Publicis Groupe SA	39,551	1,167
	Valeo SA	43,568	999
*	SCOR SE	28,812	812
	Suez	67,633	765
	Engie	66,418	721
	Engie Loyalty Line 2021	65,712	713
[1]	Amundi SA	10,450	694
	Renault SA	33,581	662
	Rexel SA	55,531	519
	SES SA Class A	64,574	430
	Eutelsat Communications SA	34,600	387
^	Casino Guichard Perrachon SA	10,060	378
	Natixis SA	154,163	364
	Lagardere SCA	20,950	340
*	CNP Assurances	29,345	303
	Societe BIC SA	4,723	236
	Imerys SA	6,864	215
[1]	ALD SA	15,026	146
			86,358
Germany (7.5%)
	Allianz SE	76,242	14,031
	Siemens AG	139,052	12,832
	Bayer AG	180,508	11,872
*	Deutsche Telekom AG	592,985	8,669
	Basf SE	167,974	8,596

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,474	5,798
	Deutsche Post AG	178,919	5,315
	Daimler AG	147,863	5,057
	Vonovia SE	99,535	4,922
	Volkswagen AG Preference Shares	33,709	4,690
	E.On SE	397,778	3,985
	Bayerische Motoren Werke AG	56,267	3,310
	Rwe AG	104,698	3,012
	Hannover Rueck SE	11,035	1,758
	LEG Immobilien AG	12,703	1,458
	Porsche Automobil Holding SE Preference Shares	28,130	1,420
	HeidelbergCement AG	27,290	1,294
	Aroundtown SA	221,132	1,189
*,1	Covestro AG	31,243	1,050
	Uniper SE	35,941	967
	Evonik Industries AG	34,983	861
	Volkswagen AG	5,769	853
	Commerzbank AG	191,096	705
*	GEA Group AG	30,493	700
	Bayerische Motoren Werke AG Preference Shares	13,614	639
^	Deutsche Lufthansa AG	43,619	391
	ProSiebenSat.1 Media SE	35,871	359
	Telefonica Deutschland Holding AG	124,300	354
	Hugo Boss AG	11,347	315
	Hochtief AG	3,720	291
	Metro AG	31,746	277
	Talanx AG	7,158	254
	RTL Group SA	7,123	237
	1&1 Drillisch AG	9,015	210
			107,671
Greece (0.1%)
	Hellenic Telecommunications Organization SA	43,108	570
	Opap SA	36,009	323
	Motor Oil Hellas Corinth Refineries SA	10,888	161
	Mytilineos SA	20,388	152
	Hellenic Petroleum SA	11,760	78
			1,284
Hong Kong (2.2%)
	CK Hutchison Holdings Ltd.	491,500	3,643
	Sun Hung Kai Properties Ltd.	260,500	3,562
	CLP Holdings Ltd.	300,500	3,217
	Hang Seng Bank Ltd.	133,000	2,326
	BOC Hong Kong Holdings Ltd.	659,000	2,022
	Sands China Ltd.	433,600	1,755
	Power Assets Holdings Ltd.	251,099	1,682
[1]	WH Group Ltd.	1,545,139	1,474
	New World Development Co. Ltd.	1,052,000	1,243
	Henderson Land Development Co. Ltd.	238,587	972
	Sino Land Co. Ltd.	596,000	833
	Hang Lung Properties Ltd.	369,576	791
	Wharf Real Estate Investment Co. Ltd.	186,000	787
	Lenovo Group Ltd.	1,368,000	739
	CK Infrastructure Holdings Ltd.	113,972	677
	Swire Pacific Ltd. Class A	91,788	597
	Wynn Macau Ltd.	269,600	465
	PCCW Ltd.	746,000	457
	Xinyi Solar Holdings Ltd.	704,800	447
	Xinyi Glass Holdings Ltd.	368,000	426
	Hysan Development Co. Ltd.	106,000	354
	NagaCorp Ltd.	270,000	319
	Kerry Properties Ltd.	111,000	307
	NWS Holdings Ltd.	262,000	273
[1]	BOC Aviation Ltd.	38,300	262
	VTech Holdings Ltd.	30,000	226
	Yue Yuen Industrial Holdings Ltd.	131,000	209
	Li & Fung Ltd.	1,150,000	173
	Chow Tai Fook Jewellery Group Ltd.	203,200	172
	Shougang Fushan Resources Group Ltd.	700,000	140
	Cafe de Coral Holdings Ltd.	62,000	128
	Shun Tak Holdings Ltd.	342,000	120
	Shui On Land Ltd.	642,500	114
	Haitong International Securities Group Ltd.	480,000	112
	Dah Sing Financial Holdings Ltd.	27,600	91

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Lifestyle International Holdings Ltd.	92,500	88
	First Pacific Co. Ltd.	424,000	88
	Television Broadcasts Ltd.	55,600	77
	Guotai Junan International Holdings Ltd.	584,000	77
	SA Sa International Holdings Ltd.	200,000	37
			31,482
Hungary (0.1%)
	MOL Hungarian Oil & Gas plc	79,313	502
	Magyar Telekom Telecommunications plc	73,542	92
			594
India (0.4%)
	Bharat Petroleum Corp. Ltd.	183,421	897
	Oil & Natural Gas Corp. Ltd.	557,081	590
	NTPC Ltd.	434,314	544
	Coal India Ltd.	266,864	522
	Hero MotoCorp Ltd.	17,910	511
	Indian Oil Corp. Ltd.	384,253	428
	Bharti Infratel Ltd.	156,270	362
	Vedanta Ltd.	301,165	351
	Hindustan Petroleum Corp. Ltd.	112,519	328
	REC Ltd.	123,280	156
	Castrol India Ltd.	90,255	155
	Power Finance Corp. Ltd.	122,324	154
	NMDC Ltd.	136,953	145
	NHPC Ltd.	480,271	132
*	Oracle Financial Services Software Ltd.	4,192	131
	Indiabulls Housing Finance Ltd.	61,642	107
*	Hindustan Zinc Ltd.	43,111	99
	Oil India Ltd.	48,227	63
	Mangalore Refinery & Petrochemicals Ltd.	40,242	17
			5,692
Indonesia (0.2%)
	Telekomunikasi Indonesia Persero Tbk PT	8,432,200	1,939
	United Tractors Tbk PT	265,504	290
	Tower Bersama Infrastructure Tbk PT	1,953,700	155
	Adaro Energy Tbk PT	2,476,100	152
	Perusahaan Gas Negara Tbk PT	1,940,200	110
	Bukit Asam Tbk PT	794,800	99
	Surya Citra Media Tbk PT	1,071,500	62
	Media Nusantara Citra Tbk PT	920,900	56
	Matahari Department Store Tbk PT	414,700	34
			2,897
Ireland (0.0%)
	Bank of Ireland Group plc	168,247	345
*	AIB Group plc	144,199	200
			545
Israel (0.3%)
	Bank Leumi Le-Israel BM	267,310	1,440
	Bank Hapoalim BM	199,515	1,279
	Mizrahi Tefahot Bank Ltd.	23,821	488
*	Bezeq The Israeli Telecommunication Corp. Ltd.	379,452	270
	Gazit-Globe Ltd.	17,139	127
	Delek Group Ltd.	896	41
			3,645
Italy (2.5%)
	Enel SPA	1,429,076	9,761
	Eni SPA	459,042	4,373
	Intesa Sanpaolo SPA (Registered)	2,743,735	4,284
	Assicurazioni Generali SPA	236,619	3,376
*	UniCredit SPA	411,647	3,179
	Snam SPA	418,651	1,878
	Terna Rete Elettrica Nazionale SPA	259,619	1,626
	Atlantia SPA	90,441	1,483
*	FinecoBank Banca Fineco SPA	111,628	1,244
	Mediobanca Banca di Credito Finanziario SPA	146,919	854
[1]	Poste Italiane SPA	83,712	712
	Unione di Banche Italiane SPA	175,861	504
	Italgas SPA	89,852	503
	Telecom Italia SPA (Bearer)	1,111,180	443
	A2A SPA	282,255	385
	Banca Mediolanum SPA	52,858	323
	UnipolSai Assicurazioni SPA	108,046	265
			35,193

International High Dividend Yield Index Fund

		Market
		Value•
	Shares	($000)
Japan (11.0%)
Toyota Motor Corp.	451,713	27,928
Takeda Pharmaceutical Co. Ltd.	279,200	10,068
Mitsubishi UFJ Financial Group Inc.	2,291,200	9,256
KDDI Corp.	314,100	9,098
Honda Motor Co. Ltd.	315,900	7,671
Sumitomo Mitsui Financial Group Inc.	238,354	6,268
NTT DOCOMO Inc.	211,100	6,221
Tokio Marine Holdings Inc.	121,034	5,678
Mizuho Financial Group Inc.	4,650,500	5,415
Nippon Telegraph & Telephone Corp.	223,300	5,085
ITOCHU Corp.	250,584	4,913
Mitsubishi Corp.	223,200	4,734
Mitsui & Co. Ltd.	309,712	4,323
Japan Tobacco Inc.	217,400	4,049
Canon Inc.	186,200	3,917
Komatsu Ltd.	168,000	3,179
ORIX Corp.	234,500	2,759
MS&AD Insurance Group Holdings Inc.	88,600	2,553
Sumitomo Corp.	204,538	2,314
Subaru Corp.	112,009	2,242
Sumitomo Mitsui Trust Holdings Inc.	67,000	1,951
JXTG Holdings Inc.	549,905	1,950
Japan Post Holdings Co. Ltd.	242,674	1,941
Sekisui House Ltd.	105,502	1,810
Marubeni Corp.	287,100	1,383
Mitsubishi Chemical Holdings Corp.	233,500	1,327
Nippon Steel Corp.	149,800	1,260
Resona Holdings Inc.	399,500	1,248
Nissan Motor Co. Ltd.	354,100	1,205
Daiwa Securities Group Inc.	276,314	1,149
Daito Trust Construction Co. Ltd.	12,000	1,141
Idemitsu Kosan Co. Ltd.	42,753	971
Sumitomo Chemical Co. Ltd.	275,800	846
^ SBI Holdings Inc.	41,500	775
Chugoku Electric Power Co. Inc.	53,035	714
Japan Post Bank Co. Ltd.	74,648	693
Yamaha Motor Co. Ltd.	51,100	657
JFE Holdings Inc.	94,200	625
Mitsui Chemicals Inc.	31,800	624
SUMCO Corp.	42,900	611
LIXIL Group Corp.	48,100	577
Seiko Epson Corp.	49,700	564
NSK Ltd.	80,700	559
Haseko Corp.	50,886	552
Sojitz Corp.	231,400	536
Amada Co. Ltd.	57,000	515
Lawson Inc.	8,900	463
Mitsubishi Gas Chemical Co. Inc.	33,300	408
Aozora Bank Ltd.	21,900	390
Denka Co. Ltd.	15,800	382
DIC Corp.	15,000	348
Sumitomo Rubber Industries Ltd.	33,900	329
Seven Bank Ltd.	120,500	327
Miraca Holdings Inc.	9,700	243
Sankyo Co. Ltd.	8,200	225
Heiwa Corp.	10,300	173
Hitachi Capital Corp.	8,200	159
NTN Corp.	78,300	150
Matsui Securities Co. Ltd.	19,700	144
SKY Perfect JSAT Holdings Inc.	22,700	85
		157,681
Kuwait (0.3%)
National Bank of Kuwait SAKP	1,165,357	2,794
Mobile Telecommunications Co. KSC	387,046	661
Ahli United Bank BSC	1,000,241	631
Gulf Bank KSCP	317,721	222
* Humansoft Holding Co. KSC	18,481	171
Boubyan Petrochemicals Co. KSCP	65,339	106
		4,585
Malaysia (0.6%)
Tenaga Nasional Bhd.	714,433	2,023
Malayan Banking Bhd.	1,094,797	1,921
CIMB Group Holdings Bhd.	1,283,900	1,027
DiGi.Com Bhd.	676,300	726
Maxis Bhd.	505,300	642
MISC Bhd.	264,900	483
Petronas Gas Bhd.	103,732	371
Sime Darby Bhd.	659,200	305
Gamuda Bhd.	407,300	304
AMMB Holdings Bhd.	356,500	246
Westports Holdings Bhd.	203,500	174
YTL Corp. Bhd.	842,368	149

International High Dividend Yield Index Fund

		Market
		Value•
	Shares	($000)
Alliance Bank Malaysia Bhd.	203,500	92
British American Tobacco Malaysia Bhd.	26,200	77
[1] Astro Malaysia Holdings Bhd.	288,500	63
		8,603
Mexico (0.5%)
Wal-Mart de Mexico SAB de CV	942,835	2,268
Grupo Financiero Banorte SAB de CV	515,546	1,410
Grupo Mexico SAB de CV Class B	658,200	1,404
Grupo Aeroportuario del Pacifico SAB de CV Class B	64,754	405
* Promotora y Operadora de Infraestructura SAB de CV	39,790	276
Kimberly-Clark de Mexico SAB de CV Class A	155,100	219
Grupo Aeroportuario del Centro Norte SAB de CV	59,400	216
Industrias Penoles SAB de CV	23,640	183
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	111,500	62
Alpek SAB de CV	64,600	31
[1] Nemak SAB de CV	109,700	20
		6,494
Netherlands (2.0%)
Unilever NV	251,177	12,509
Koninklijke Ahold Delhaize NV	199,934	4,854
ING Groep NV	715,936	4,011
NN Group NV	60,103	1,739
Koninklijke KPN NV	608,582	1,402
Aegon NV	322,132	833
Randstad NV	20,230	814
ASR Nederland NV	25,415	681
[1] ABN AMRO Bank NV	75,910	584
[1] Signify NV	23,153	471
		27,898
New Zealand (0.2%)
Spark New Zealand Ltd.	337,136	912
Meridian Energy Ltd.	225,946	616
Contact Energy Ltd.	131,649	502
Mercury NZ Ltd.	125,678	349
Fletcher Building Ltd.	154,341	346
SKYCITY Entertainment Group Ltd.	124,271	200
Air New Zealand Ltd.	98,708	81
		3,006
Norway (0.8%)
Equinor ASA	180,381	2,498
DNB ASA	190,887	2,311
Telenor ASA	118,841	1,823
Mowi ASA	78,189	1,339
Orkla ASA	140,482	1,269
Norsk Hydro ASA	245,299	622
* Gjensidige Forsikring ASA	30,503	538
Salmar ASA	9,541	372
Aker BP ASA	20,532	337
Leroy Seafood Group ASA	47,729	254
		11,363
Pakistan (0.0%)
Pakistan Petroleum Ltd.	146,680	83
Habib Bank Ltd.	125,375	79
Oil & Gas Development Co. Ltd.	119,600	79
Fauji Fertilizer Co. Ltd.	112,299	78
		319
Philippines (0.1%)
PLDT Inc.	21,445	544
Manila Electric Co.	49,370	247
Globe Telecom Inc.	5,405	234
Aboitiz Power Corp.	301,000	162
DMCI Holdings Inc.	702,800	57
Semirara Mining & Power Corp.	185,720	44
		1,288
Poland (0.2%)
Powszechna Kasa Oszczednosci Bank Polski SA	156,327	837
Powszechny Zaklad Ubezpieczen SA	102,612	757
Bank Polska Kasa Opieki SA	28,683	364
Polskie Gornictwo Naftowe i Gazownictwo SA	322,032	290
		2,248
Portugal (0.2%)
EDP - Energias de Portugal SA	461,857	1,946
Galp Energia SGPS SA	94,766	1,094
		3,040
Qatar (0.6%)
Qatar National Bank QPSC	815,258	3,845
Qatar Islamic Bank SAQ	212,922	905

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Industries Qatar QSC	367,714	710
	Masraf Al Rayan QSC	676,395	708
	Commercial Bank PSQC	363,634	400
	Qatar Electricity & Water Co. QSC	93,043	385
	Qatar Gas Transport Co. Ltd.	502,220	344
	Qatar International Islamic Bank QSC	138,119	303
	Ooredoo QPSC	154,022	270
	Barwa Real Estate Co.	342,954	269
	Qatar Insurance Co. SAQ	299,825	164
*	Doha Bank QPSC	289,407	160
*	Gulf International Services QSC	169,312	60
			8,523
Russia (1.9%)
	Sberbank of Russia PJSC Ordinary Shares	1,835,700	4,837
	Lukoil PJSC ADR	60,192	3,927
	Gazprom PJSC ADR	758,467	3,841
	Tatneft PJSC ADR	42,079	1,875
	MMC Norilsk Nickel PJSC ADR	48,643	1,349
	MMC Norilsk Nickel PJSC	4,667	1,268
	Gazprom PJSC	417,435	1,061
	Lukoil PJSC	15,726	1,015
	Rosneft Oil Co. PJSC GDR	185,820	833
	Surgutneftegas OAO Preference Shares	1,410,777	690
	Mobile TeleSystems PJSC ADR	79,120	678
	AK Transneft OAO Preference Shares	284	521
	Polyus PJSC	2,697	438
	Inter RAO UES PJSC	6,423,000	430
	Moscow Exchange MICEX-RTS PJSC	253,396	410
	Magnit PJSC (XLON)	36,053	398
	Polyus PJSC GDR	4,696	381
	Severstal PAO GDR	31,328	373
	Alrosa PJSC	446,250	370
	Novolipetsk Steel PJSC	184,610	316
	Magnit PJSC (MISX)	6,284	312
	Tatneft PAO Preference Shares	40,593	279
	Rostelecom PJSC	188,410	208
	RusHydro PJSC	21,425,000	181
	Magnitogorsk Iron & Steel Works PJSC	320,000	172
	Rosneft Oil Co. PJSC	28,440	128
	PhosAgro PJSC GDR	10,445	126
	Sberbank of Russia PJSC ADR	11,436	120
	Federal Grid Co. Unified Energy System PJSC	48,020,000	118
	PhosAgro PJSC	3,043	111
	Tatneft PJSC	13,843	102
	Sistema PJSFC	519,100	101
	Aeroflot PJSC	91,779	93
	Unipro PJSC	1,744,000	66
	Mobile TeleSystems PJSC	9,210	40
	Severstal PAO	2,705	32
			27,200
Saudi Arabia (1.1%)
	Al Rajhi Bank	183,837	2,795
	Saudi Basic Industries Corp.	134,809	2,675
	Saudi Telecom Co.	89,428	2,154
	National Commercial Bank	201,606	1,990
	Riyad Bank	221,360	1,001
	Samba Financial Group	147,048	908
*	Alinma Bank	144,556	611
	Saudi Arabian Fertilizer Co.	29,592	555
	Saudi Electricity Co.	117,110	530
	Yanbu National Petrochemical Co.	34,259	408
	Jarir Marketing Co.	8,583	337
	Sahara International Petrochemical Co.	54,395	222
	Bank Al-Jazira	60,583	192
	Advanced Petrochemical Co.	16,069	190
	Saudi Industrial Investment Group	33,380	165
*	Dar Al Arkan Real Estate Development Co.	75,323	162
	Saudi Cement Co.	11,338	158
	Saudi Airlines Catering Co.	5,651	120
	Qassim Cement Co.	6,686	101
	Yanbu Cement Co.	11,677	92
*	Seera Group Holding	22,276	92
			15,458
Singapore (1.5%)
	DBS Group Holdings Ltd.	329,478	4,639
	Oversea-Chinese Banking Corp. Ltd.	627,600	4,004
	United Overseas Bank Ltd.	233,845	3,341

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Singapore Telecommunications Ltd.	1,360,988	2,719
	Keppel Corp. Ltd.	268,812	1,135
	Singapore Exchange Ltd.	150,932	1,029
*	CapitaLand Ltd.	459,600	975
	Singapore Technologies Engineering Ltd.	281,400	682
	Venture Corp. Ltd.	48,100	538
	ComfortDelGro Corp. Ltd.	376,500	439
	Singapore Airlines Ltd.	93,900	406
	Singapore Press Holdings Ltd.	286,700	308
	SATS Ltd.	119,600	277
	Singapore Post Ltd.	281,700	145
*	Golden Agri-Resources Ltd.	1,185,700	130
	Hutchison Port Holdings Trust	893,200	116
	StarHub Ltd.	107,500	113
	Frasers Property Ltd.	72,500	63
	SIA Engineering Co. Ltd.	47,400	63
			21,122
South Africa (0.9%)
	Standard Bank Group Ltd.	230,937	1,274
	FirstRand Ltd.	582,997	1,272
	Sanlam Ltd.	319,895	1,023
	MTN Group Ltd.	330,582	869
	Vodacom Group Ltd.	109,824	730
	Absa Group Ltd.	132,455	654
	Old Mutual Ltd.	845,773	614
*	Sasol Ltd.	106,460	505
	Nedbank Group Ltd.	72,751	423
	RMB Holdings Ltd.	136,366	391
	SPAR Group Ltd.	34,967	333
	Mr Price Group Ltd.	45,515	324
	Tiger Brands Ltd.	29,901	291
	NEPI Rockcastle plc	66,034	283
	Exxaro Resources Ltd.	46,086	268
	Woolworths Holdings Ltd.	155,997	257
	Life Healthcare Group Holdings Ltd.	253,127	243
	AVI Ltd.	57,372	243
	Netcare Ltd.	265,681	223
	Rand Merchant Investment Holdings Ltd.	139,921	189
	Kumba Iron Ore Ltd.	9,590	181
	Momentum Metropolitan Holdings	185,000	173
	Foschini Group Ltd.	41,217	162
	Barloworld Ltd.	40,666	149
	African Rainbow Minerals Ltd.	19,430	142
	Truworths International Ltd.	79,746	126
	Investec Ltd.	59,788	125
*	Sappi Ltd.	101,412	123
	Santam Ltd.	7,512	111
	Assore Ltd.	6,213	106
	Coronation Fund Managers Ltd.	50,185	98
	JSE Ltd.	15,454	86
	Liberty Holdings Ltd.	21,815	83
	Reunert Ltd.	30,570	66
	Distell Group Holdings Ltd.	15,365	66
*	Ninety One Ltd.	30,097	63
	Telkom SA SOC Ltd.	54,539	60
	MAS Real Estate Inc.	90,343	52
	Tsogo Sun Gaming Ltd.	105,750	15
			12,396
South Korea (1.2%)
	Samsung Electronics Co. Ltd. Preference Shares	151,606	5,255
	Shinhan Financial Group Co. Ltd.	86,168	2,185
	KB Financial Group Inc.	70,946	2,030
	KT&G Corp.	20,205	1,349
	Hana Financial Group Inc.	51,708	1,180
	SK Innovation Co. Ltd.	10,509	848
	SK Telecom Co. Ltd. ADR	38,621	739
	Woori Financial Group Inc.	98,989	686
	Coway Co. Ltd.	10,267	520
	S-Oil Corp.	7,551	433
	Industrial Bank of Korea	49,459	322
	DB Insurance Co. Ltd.	8,675	317
	Hyundai Marine & Fire Insurance Co. Ltd.	11,183	242
	BNK Financial Group Inc.	54,555	227
	Cheil Worldwide Inc.	13,341	195
	NH Investment & Securities Co. Ltd.	24,405	194
	Hite Jinro Co. Ltd.	5,646	151
	Samsung Card Co. Ltd.	5,849	145
	DGB Financial Group Inc.	28,091	122
	KEPCO Plant Service & Engineering Co. Ltd.	4,297	115
	Ssangyong Cement Industrial Co. Ltd.	19,061	80
*	Doosan Solus Co. Ltd.	2,117	58
	HDC Holdings Co. Ltd.	6,847	52
	Doosan Co. Ltd.	1,059	35
*	Doosan Fuel Cell Co. Ltd.	3,263	20
			17,500
Spain (2.8%)
	Iberdrola SA	1,089,254	10,836
	Banco Santander SA (XMAD)	2,942,299	6,574

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Banco Bilbao Vizcaya Argentaria SA	1,216,973	3,978
	Telefonica SA	833,731	3,812
	Repsol SA	250,236	2,271
	Ferrovial SA	86,598	2,168
*,1	Aena SME SA	12,910	1,634
	Red Electrica Corp. SA	79,431	1,398
	Endesa SA	58,244	1,292
	CaixaBank SA	659,344	1,186
	ACS Actividades de Construccion y Servicios SA	44,478	1,112
	Enagas SA	45,735	1,068
	Naturgy Energy Group SA	54,721	967
	Bankinter SA	125,607	519
	Banco de Sabadell SA	1,045,263	433
	Acciona SA	3,800	377
	Mapfre SA	186,871	343
	Bankia SA	227,963	232
	Zardoya Otis SA	33,009	230
	Banco Santander SA (XMEX)	77,341	167
			40,597
Sweden (1.7%)
	Investor AB Class B	83,532	4,151
*	Volvo AB Class B	275,792	3,534
*	Svenska Handelsbanken AB Class A	269,586	2,461
	Hennes & Mauritz AB Class B	160,481	2,194
*	Swedbank AB Class A	183,479	2,171
	Skandinaviska Enskilda Banken AB Class A	263,209	2,167
	Telia Co. AB	477,068	1,659
	Tele2 AB	98,125	1,265
*	Skanska AB Class B	65,529	1,247
	SKF AB	70,202	1,108
^	Boliden AB	50,311	1,014
	Kinnevik AB	43,856	901
	Castellum AB	49,554	869
*	Svenska Handelsbanken AB Class B	9,217	92
			24,833
Switzerland (3.3%)
	Zurich Insurance Group AG	27,224	8,631
	UBS Group AG	621,317	6,653
	ABB Ltd.	327,443	6,216
	LafargeHolcim Ltd.	92,070	3,824
	SWISS RE AG	50,898	3,699
	SGS SA-REG	1,092	2,463
	Swisscom AG	4,651	2,417
	Swiss Life Holding AG	6,069	2,152
	Roche Holding AG (Bearer)	4,900	1,702
	Julius Baer Group Ltd.	39,745	1,561
	Kuehne & Nagel International AG	9,208	1,317
	Swiss Prime Site AG	13,803	1,314
	Baloise Holding AG	8,514	1,274
	Adecco Group AG	28,025	1,226
	PSP Swiss Property AG	7,225	839
	Helvetia Holding AG	6,028	549
	Pargesa Holding SA	7,109	506
	Banque Cantonale Vaudoise	522	461
	Flughafen Zurich AG	3,451	427
	Sulzer AG	3,306	234
	Dufry AG	5,196	170
			47,635
Taiwan (7.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,405,953	44,446
	Hon Hai Precision Industry Co. Ltd.	2,188,000	5,623
	MediaTek Inc.	271,826	3,753
	Formosa Plastics Corp.	889,879	2,612
	Nan Ya Plastics Corp.	1,035,000	2,290
	CTBC Financial Holding Co. Ltd.	3,321,120	2,213
	Uni-President Enterprises Corp.	878,000	2,044
	Cathay Financial Holding Co. Ltd.	1,518,388	2,026
	Mega Financial Holding Co. Ltd.	1,992,000	2,004
	Fubon Financial Holding Co. Ltd.	1,348,000	1,906
	Delta Electronics Inc.	397,802	1,855
	Chunghwa Telecom Co. Ltd. ADR	46,840	1,724
	Formosa Chemicals & Fibre Corp.	627,000	1,588
	China Steel Corp.	2,272,000	1,522
	First Financial Holding Co. Ltd.	1,800,751	1,326
	Taiwan Cement Corp.	885,478	1,278
	Yuanta Financial Holding Co. Ltd.	2,054,000	1,171
	Hua Nan Financial Holdings Co. Ltd.	1,663,708	1,081
	Taiwan Mobile Co. Ltd.	296,000	1,066
	Quanta Computer Inc.	489,000	1,057
	Catcher Technology Co. Ltd.	135,672	1,028
	Yageo Corp.	72,000	932

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
	Asustek Computer Inc.	129,268	874
	Chailease Holding Co. Ltd.	221,860	843
	Chunghwa Telecom Co. Ltd.	227,000	834
	United Microelectronics Corp. ADR	328,754	822
	Pegatron Corp.	366,000	803
	Taishin Financial Holding Co. Ltd.	1,855,310	789
	SinoPac Financial Holdings Co. Ltd.	1,924,641	783
	Formosa Petrochemical Corp.	250,000	750
	Realtek Semiconductor Corp.	87,000	745
	ASE Technology Holding Co. Ltd.	317,171	707
	Far EasTone Telecommunications Co. Ltd.	294,000	655
	Novatek Microelectronics Corp.	105,000	653
	ASE Technology Holding Co. Ltd. ADR	148,114	644
	Far Eastern New Century Corp.	721,000	626
	Asia Cement Corp.	425,000	624
	Lite-On Technology Corp.	389,194	605
	Globalwafers Co. Ltd.	39,000	496
	Wistron Corp.	513,656	482
	Compal Electronics Inc.	755,000	481
	Pou Chen Corp.	483,000	455
	Inventec Corp.	555,994	437
	Foxconn Technology Co. Ltd.	208,190	400
	Vanguard International Semiconductor Corp.	169,000	392
	Feng TAY Enterprise Co. Ltd.	68,400	389
	Cheng Shin Rubber Industry Co. Ltd.	337,994	389
	Eclat Textile Co. Ltd.	36,200	361
	Synnex Technology International Corp.	253,000	338
	Nanya Technology Corp.	151,000	324
	Chicony Electronics Co. Ltd.	111,370	314
	Teco Electric and Machinery Co. Ltd.	331,000	298
	Formosa Taffeta Co. Ltd.	195,000	222
	Taiwan Fertilizer Co. Ltd.	141,000	217
	United Microelectronics Corp.	365,000	189
	Taiwan Secom Co. Ltd.	53,000	157
	Transcend Information Inc.	52,000	123
§	Yageo Corp. GDR	2,000	102
	Oriental Union Chemical Corp.	136,000	77
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,374	73
			103,018
Thailand (0.8%)
	PTT PCL (Foreign)	2,590,100	2,828
	Siam Cement PCL (Foreign)	147,350	1,565
	Advanced Info Service PCL (Foreign)	204,604	1,246
	Siam Commercial Bank PCL (Foreign)	410,300	857
	PTT Exploration & Production PCL (Foreign)	248,730	642
	Intouch Holdings PCL (Foreign)	312,706	512
	Digital Telecommunications Infrastructure Fund	922,897	451
	PTT Global Chemical PCL	361,099	416
	Krung Thai Bank PCL (Foreign)	1,232,100	414
	Ratchaburi Electricity Generating Holding PCL (Foreign)	149,200	305
	Bangkok Bank PCL (Foreign)	88,700	282
	Thai Oil PCL (Foreign)	203,000	254
	Thai Union Frozen Products PCL (Foreign)	523,100	211
	Land & Houses PCL (Foreign)	821,000	186
	IRPC PCL (Foreign)	1,931,900	158
	Banpu PCL	794,800	141
	Delta Electronics Thailand PCL	82,300	113
	Intouch Holdings PCL NVDR	50,600	83
	Land & Houses PCL	345,100	78
	Siam Cement PCL	7,200	77
	Siam Commercial Bank PCL	30,700	64
	Siam City Cement PCL (Foreign)	16,332	60
	Intouch Holdings PCL	32,400	53
			10,996

International High Dividend Yield Index Fund

			Market
			Value•
		Shares	($000)
Turkey (0.2%)
*	Turkiye Garanti Bankasi AS	381,395	455
*	Akbank TAS	485,590	410
	Turkcell Iletisim Hizmetleri AS	197,748	394
	Eregli Demir ve Celik Fabrikalari TAS	258,048	298
*	Tupras Turkiye Petrol Rafinerileri AS	21,977	285
*	Turkiye Is Bankasi AS	260,768	185
*	Turk Telekomunikasyon AS	103,485	109
	Enka Insaat ve Sanayi AS	122,973	107
	Ford Otomotiv Sanayi AS	11,710	106
*	Petkim Petrokimya Holding AS	192,894	98
	TAV Havalimanlari Holding AS	34,939	91
	Turkiye Sise ve Cam Fabrikalari AS	123,662	86
	Tekfen Holding AS	36,475	74
	Tofas Turk Otomobil Fabrikasi AS	22,707	73
	Iskenderun Demir ve Celik AS	20,117	20
			2,791
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	798,814	2,491
	Emirates Telecommunications Group Co. PJSC	320,552	1,347
	Abu Dhabi Commercial Bank PJSC	494,533	594
	Aldar Properties PJSC	712,383	348
	Dubai Islamic Bank PJSC	327,502	327
	Abu Dhabi Islamic Bank PJSC	169,827	165
	Air Arabia PJSC	447,116	138
	Emaar Malls PJSC	388,413	135
	Dana Gas PJSC	637,959	127
	Dubai Investments PJSC	388,932	126
*	DAMAC Properties Dubai Co. PJSC	265,462	45
			5,843
United Kingdom (16.0%)
	AstraZeneca plc	241,086	25,216
	HSBC Holdings plc	3,720,122	19,121
	GlaxoSmithKline plc	900,054	18,778
	British American Tobacco plc	415,019	15,997
	BP plc	3,659,594	14,420
	Royal Dutch Shell plc Class A	757,833	12,477
	Royal Dutch Shell plc Class B	688,602	11,024
	Unilever plc	200,075	10,302
	Rio Tinto plc	201,977	9,376
	National Grid plc	638,725	7,485
	Vodafone Group plc	4,930,202	6,955
	BHP Group plc	382,032	6,412
	Lloyds Banking Group plc	12,839,775	5,195
	Barclays plc	3,154,203	4,212
	Anglo American plc	226,427	4,027
	BAE Systems plc	587,564	3,748
	Glencore plc	1,988,166	3,725
	Imperial Brands plc	174,965	3,681
	SSE plc	190,457	2,987
	Legal & General Group plc	1,086,431	2,793
	Standard Chartered plc	481,504	2,460
	BT Group plc	1,597,160	2,328
	Aviva plc	714,615	2,161
	WPP plc	219,829	1,706
	Persimmon plc	58,224	1,613
	United Utilities Group plc	125,474	1,420
	Smurfit Kappa Group plc	43,690	1,375
	Severn Trent plc	43,711	1,312
	Polymetal International plc	62,068	1,271
	Barratt Developments plc	185,252	1,208
	Standard Life Aberdeen plc	426,077	1,180
	Royal Bank of Scotland Group plc	834,198	1,164
	Berkeley Group Holdings plc	21,490	1,128
	Admiral Group plc	37,909	1,106
	Taylor Wimpey plc	598,081	1,105
	Pennon Group plc	77,187	1,063
	St. James’s Place plc	96,105	1,023
	GVC Holdings plc	106,432	1,010
	Wm Morrison Supermarkets plc	406,204	934
	DS Smith plc	234,274	919
	Direct Line Insurance Group plc	252,937	862
	RSA Insurance Group plc	189,339	858
	Tate & Lyle plc	86,134	772
	Kingfisher plc	387,662	769
	Bellway plc	22,651	758

International High Dividend Yield Index Fund

		Market
		Value•
	Shares	($000)
J Sainsbury plc	299,373	745
Phoenix Group Holdings plc	96,704	734
Schroders plc	20,480	684
ITV plc	686,009	659
Centrica plc	1,069,137	535
IMI plc	49,335	513
Meggitt plc	142,636	499
Inchcape plc	73,839	465
Marks & Spencer Group plc	358,778	418
Carnival plc	28,820	397
Ashmore Group plc	82,879	395
G4S plc	284,159	390
Micro Focus International plc	60,261	357
Evraz plc	100,632	333
^ Tui AG	80,017	319
John Wood Group plc	122,277	310
easyJet plc	35,619	270
Investec plc	123,580	254
Babcock International Group plc	47,460	251
International Consolidated Airlines Group SA (London Shares)	81,201	226
* Virgin Money UK plc	236,333	225
British American Tobacco plc ADR	4,220	161
Cineworld Group plc	188,052	155
* Ninety One plc	58,931	126
		228,857
Total Common Stocks
(Cost $1,829,664)		1,423,578
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[2,3] Vanguard Market Liquidity Fund, 0.522%	287,194	28,719

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
United States Cash Management Bill, 0.116%, 9/29/20	250	250
[4] United States Treasury Bill, 1.551%, 5/14/20	150	150
		400
Total Temporary Cash Investments
(Cost $29,112)		29,119
Total Investments (101.6%)
(Cost $1,858,776)		1,452,697
Other Assets and Liabilities—Net (-1.6%)[3,4]		(22,733)
Net Assets (100%)		1,429,964

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,585,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $12,548,000, representing 0.9% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $28,709,000 was received for securities on loan.
4	Securities with a value of $150,000 and cash of $336,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

International High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
							Value and
					Number of		Unrealized
					Long (Short )	Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation )
Long Futures Contracts
E-mini S&P 500 Index			June 2020		40	5,805	644

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	7/2/20	USD	2,277	JPY	245,218	—	(10)

JPY—Japanese yen.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,830,064)	1,423,978
Affiliated Issuers (Cost $28,712)	28,719
Total Investments in Securities	1,452,697
Investment in Vanguard	70
Cash Collateral Pledged—Futures Contracts	336
Foreign Currency, at Value (Cost $3,011)	3,047
Receivables for Accrued Income	7,768
Receivables for Capital Shares Issued	237
Total Assets	1,464,155
Liabilities
Due to Custodian	4,942
Payables for Investment Securities Purchased	170
Collateral for Securities on Loan	28,709
Payables for Capital Shares Redeemed	99
Payables to Vanguard	184
Variation Margin Payable—Futures Contracts	77
Unrealized Depreciation—Forward Currency Contracts	10
Total Liabilities	34,191
Net Assets	1,429,964

At April 30, 2020, net assets consisted of:

Paid-in Capital	1,829,757
Total Distributable Earnings (Loss)	(399,793)
Net Assets	1,429,964

ETF Shares—Net Assets
Applicable to 24,241,411 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,170,569
Net Asset Value Per Share—ETF Shares	$48.29

Admiral Shares—Net Assets
Applicable to 11,088,757 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	259,395
Net Asset Value Per Share—Admiral Shares	$23.39

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	26,170
Interest[2]	46
Securities Lending—Net	128
Total Income	26,344
Expenses
The Vanguard Group—Note B
Investment Advisory Services	115
Management and Administrative—ETF Shares	1,408
Management and Administrative—Admiral Shares	244
Marketing and Distribution—ETF Shares	45
Marketing and Distribution—Admiral Shares	8
Custodian Fees	288
Shareholders’ Reports—ETF Shares	19
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	2,129
Expenses Paid Indirectly	(79)
Net Expenses	2,050
Net Investment Income	24,294
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,671
Futures Contracts	(602)
Forward Currency Contracts	38
Foreign Currencies	(268)
Realized Net Gain (Loss)	1,839
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(379,575)
Futures Contracts	535
Forward Currency Contracts	(20)
Foreign Currencies	(6)
Change in Unrealized Appreciation (Depreciation)	(379,066)
Net Increase (Decrease) in Net Assets Resulting from Operations	(352,933)

1	Dividends are net of foreign withholding taxes of $2,382,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $42,000, $17,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,817,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,294	57,030
Realized Net Gain (Loss)	1,839	1,260
Change in Unrealized Appreciation (Depreciation)	(379,066)	49,570
Net Increase (Decrease) in Net Assets Resulting from Operations	(352,933)	107,860
Distributions[1]
Investor Shares	—	(149)
ETF Shares	(19,277)	(46,829)
Admiral Shares	(3,369)	(8,233)
Total Distributions	(22,646)	(55,211)
Capital Share Transactions
Investor Shares	—	(8,751)
ETF Shares	221,331	329,989
Admiral Shares	121,282	10,466
Net Increase (Decrease) from Capital Share Transactions	342,613	331,704
Total Increase (Decrease)	(32,966)	384,353
Net Assets
Beginning of Period	1,462,930	1,078,577
End of Period	1,429,964	1,462,930

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Financial Highlights

ETF Shares

	Six Months				Feb. 25,
	Ended				2016[1] to
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$61.27	$58.85	$65.69	$55.61	$50.00
Investment Operations
Net Investment Income[2]	.899	2.746	2.639	2.329	1.323
Net Realized and Unrealized Gain (Loss) on Investments[3]	(13.041)	2.302	(7.097)	9.763	5.305
Total from Investment Operations	(12.142)	5.048	(4.458)	12.092	6.628
Distributions
Dividends from Net Investment Income	(.838)	(2.628)	(2.382)	(2.012)	(1.018)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.838)	(2.628)	(2.382)	(2.012)	(1.018)
Net Asset Value, End of Period	$48.29	$61.27	$58.85	$65.69	$55.61

Total Return	-19.93%	8.87%	-7.03%	22.03%	13.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,171	$1,264	$889	$598	$117
Ratio of Total Expenses to Average Net Assets	0.28%[4]	0.27%	0.32%	0.32%	0.32%[5,6]
Ratio of Net Investment Income to Average Net Assets	3.15%	4.59%	4.06%	3.73%	3.65%[5]
Portfolio Turnover Rate[7]	2%	15%	10%	8%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Includes increases from purchase and redemption fees of of $.03 for 2020, $.01 for 2019, $.02 for 2018, and $.04 for 2017.
4	The ratio of expense to average net assets for the period net of reduction from custody fee offset arrangements was 0.27%.
5	Annualized.
6	The ratio of total expenses to average net assets before an expense reimbursement of 0.31% was 0.63%. The expense reimburse-ment was due to higher-than-anticipated custody costs associated with a higher volume of securities transactions, which included transactions from a rebalance of the benchmark index shortly after the fund’s inception. The fund is not obligated to repay this amount to Vanguard.
7	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Financial Highlights

Admiral Shares

	Six Months				March 2,
	Ended	Year Ended October 31,			2016[1] to
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.69	$28.52	$31.83	$26.92	$25.00
Investment Operations
Net Investment Income[2]	.451	1.322	1.264	1.114	.597
Net Realized and Unrealized Gain (Loss) on Investments[3]	(6.342)	1.120	(3.423)	4.743	1.817
Total from Investment Operations	(5.891)	2.442	(2.159)	5.857	2.414
Distributions
Dividends from Net Investment Income	(.409)	(1.272)	(1.151)	(.947)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.409)	(1.272)	(1.151)	(.947)	(.494)
Net Asset Value, End of Period	$23.39	$29.69	$28.52	$31.83	$26.92

Total Return[4]	-19.97%[5]	8.83%[5]	-7.00%[5]	22.04%[5]	9.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$259	$199	$181	$168	$84
Ratio of Total Expenses to Average Net Assets	0.28%[6]	0.27%	0.32%	0.32%	0.32%[7,8]
Ratio of Net Investment Income to Average Net Assets	3.35%	4.57%	4.06%	3.73%	3.65%[7]
Portfolio Turnover Rate[9]	2%	15%	10%	8%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Includes increases from purchase and redemption fees of $.01 for 2020, $.01 for 2019, $.01 for 2018, and $.02 for 2017.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
6	The ratio of expense to average net assets for the period net of reduction from custody fee offset arrangements was 0.27%.
7	Annualized.
8	The ratio of total expenses to average net assets before an expense reimbursement of 0.31% was 0.63%. The expense reimburse-ment was due to higher-than-anticipated custody costs associated with a higher volume of securities transactions, which included transactions from a rebalance of the benchmark index shortly after the fund’s inception. The fund is not obligated to repay this amount to Vanguard.
9	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund

Notes to Financial Statements

Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

International High Dividend Yield Index Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

International High Dividend Yield Index Fund

The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

International High Dividend Yield Index Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

International High Dividend Yield Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $70,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $79,000 (an annual rate of 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	128,921	—	—	128,921
Common Stocks—Other	5,128	1,289,427	102	1,294,657
Temporary Cash Investments	28,719	400	—	29,119
Total	162,768	1,289,827	102	1,452,697
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	77	—	—	77
Forward Currency Contracts	—	10	—	10
Total	77	10	—	87

1 Represents variation margin on the last day of the reporting period.

International High Dividend Yield Index Fund

E. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Payable—Futures Contracts	77	—	77
Unrealized Depreciation—Forward Currency Contracts	—	10	10
Total Liabilities	77	10	87

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(602)	—	(602)
Forward Currency Contracts	—	38	38
Realized Net Gain (Loss) on Derivatives	(602)	38	(564)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	535	—	535
Forward Currency Contracts	—	(20)	(20)
Change in Unrealized Appreciation (Depreciation) on Derivatives	535	(20)	515

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,860,432
Gross Unrealized Appreciation	56,934
Gross Unrealized Depreciation	(464,035)
Net Unrealized Appreciation (Depreciation)	(407,101)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $3,605,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

International High Dividend Yield Index Fund

G. During the six months ended April 30, 2020, the fund purchased $413,912,000 of investment securities and sold $67,823,000 of investment securities, other than temporary cash investments. Purchases and sales include $219,392,000 and $42,888,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	—	—	452	19
Issued in Lieu of Cash Distributions	—	—	140	6
Redeemed[2,3]	—	—	(9,343)	(388)
Net Increase (Decrease)—Investor Shares	—	—	(8,751)	(363)
ETF Shares
Issued[1]	270,736	4,705	329,989	5,526
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(49,405)	(1,100)	—	—
Net Increase (Decrease)—ETF Shares	221,331	3,605	329,989	5,526
Admiral Shares
Issued[1,3]	148,236	5,443	50,620	1,746
Issued in Lieu of Cash Distributions	2,291	89	6,920	243
Redeemed[2]	(29,245)	(1,133)	(47,074)	(1,635)
Net Increase (Decrease)—Admiral Shares	121,282	4,399	10,466	354

1	Includes purchase fees for fiscal 2020 and 2019 of $663,000 and $193,000, respectively (fund totals).

2	Net of redemption fees for fiscal 2020 and 2019 of $72,000 and $102,000, respectively (fund totals).

3	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 316,000 and 261,000 shares, respectively, in the amount ofok $7,630,000 from the conversion during the year ended October 31, 2019.

I. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2016, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also well below their peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Invest-ment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q20152 062020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In March 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard High Dividend Yield Index Fund that are subject to Vanguard’s oversight. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:         /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

VANGUARD WHITEHALL FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: June 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.